Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	SBGL
Entity Registrant Name	SIBANYE GOLD LTD
Entity Central Index Key	0001561694
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	1,000

Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
REVENUES
Product sales	$ 1,073.4	$ 2,021.2	$ 2,301	$ 1,808.8
COSTS AND EXPENSES
Production costs	693.8	1,327.8	1,361.1	1,231.3
Depreciation and amortization	168.8	304.1	323.9	278.2
Corporate expenditure (related party)	10.3	8.4	6.8	25.3
Employment termination costs	34.4	7.7	32	9.2
Profit on disposal of property, plant and equipment	(0.4)	(0.3)	(0.6)	(0.2)
Increase/(decrease) in post-retirement health care costs	(0.1)	0.3	0.1	(9.2)
Accretion expense on provision for environmental rehabilitation	5.8	14.3	13.8	10.5
Costs and Expenses, Total	912.6	1,662.3	1,737.1	1,545.1
OTHER (EXPENSES)/INCOME
Interest income	8	12.9	13.6	32.6
Finance expense	(7.9)	(14.5)	(2)	(27.2)
South African Equity Empowerment Transactions	(171.3)
Royalties	(13.2)	(34.4)	(40.1)	(7.6)
Other expenses	(11.4)	(39.5)	(32)	(19.3)
Nonoperating Income (Expense), Total	(195.8)	(75.5)	(60.5)	(21.5)
PROFITS/(LOSSES)	(35)	283.4	503.4	242.2
Income and mining tax benefit/(expense)	3.1	67.5	(167.5)	(84.3)
INCOME/(LOSS) BEFORE SHARE OF EQUITY INVESTEE'S PROFITS/(LOSSES)	(31.9)	350.9	335.9	157.9
Share of equity investee's profits	3.1	11.4	4.8	8.4
Income/(loss) from continuing operations	(28.8)	362.3	340.7	166.3
Loss from discontinued operation	(11.7)			(28.7)
Profit or loss for the period	(40.5)	362.3	340.7	137.6
Net (income)/ loss attributable to non-controlling interests	0.8	(0.1)	0.1	0.8
Net income/(loss) attributable to Company shareholder	$ (39.7)	$ 362.2	$ 340.8	$ 138.4
BASIC EARNINGS/(LOSS) PER SHARE ($'000)
- Continuing operations	$ (28,000)	$ 362,000	$ 341,000	$ 167,000
- Discontinued operation	$ (12,000)			$ (29,000)
DILUTED EARNINGS/((LOSS) PER SHARE ($'000)
- Continuing operations	$ (28,000)	$ 362,000	$ 341,000	$ 167,000
- Discontinued operation	$ (12,000)			$ (29,000)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN THE
- COMPUTATION OF BASIC EARNINGS/(LOSS) PER SHARE	1,000	1,000	1,000	1,000
- COMPUTATION OF DILUTED EARNINGS/(LOSS) PER SHARE	1,000	1,000	1,000	1,000
DIVIDEND PER SHARE ($'000)	$ 2,999,000	$ 96,000	$ 336,000	$ 121,000

Statement of Other Comprehensive Income (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Profit or loss for the period	$ (40.5)	$ 362.3		$ 340.7		$ 137.6
Other comprehensive income/(loss)
Foreign currency translation	(104.4)	60.9		273.8		77.1
Other comprehensive income	(104.4) [1]	60.9	[1]	273.8	[1]	77.1	[1]
Comprehensive income/(loss)	(144.9)	423.2		614.5		214.7
Comprehensive income/(loss) attributable to:
Company shareholder	(145.1)	421.8		614.1		216
Non-controlling interests	$ 0.2	$ 1.4		$ 0.4		$ (1.3)

[1]	Accumulated other comprehensive income/(loss) comprises translation adjustments

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 34	$ 44.6
Receivables	65.2	65.3
Related party receivables	64	74.1
Inventories-consumables	40.7	31
Deferred income and mining tax	13.2	11.5
Total current assets	217.1	226.5
Property, plant and equipment, net	2,067.2	2,090.2
Non-current investments	178.2	164.8
TOTAL ASSETS	2,462.5	2,481.5
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and provisions	206.4	210.3
Related party payables	2,000.7	2,653.1
Royalties, income and mining taxes payable	11.3	90.3
Total current liabilities	2,218.4	2,953.7
Long-term loans	492.5
Deferred income and mining taxes	556.1	710.1
Provision for environmental rehabilitation	158.6	140.8
Provision for post-retirement health care costs	2.1	2.1
Total liabilities	3,427.7	3,806.7
COMMITMENTS AND CONTINGENCIES-see notes 20 and 21
SHAREHOLDERS' EQUITY
Share capital-1,000,000,000 (2011: 1,000) authorized ordinary shares of no par value. Shares issued 1,000 (2011: 1,000).
Additional paid-in capital	138	105.8
Accumulated loss	(1,443.7)	(1,710.4)
Accumulated other comprehensive income	341	281.4
Company shareholder's deficit	(964.7)	(1,323.2)
Non-controlling interests	(0.5)	(2)
Total equity	(965.2)	(1,325.2)
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	$ 2,462.5	$ 2,481.5

Consolidated Balance Sheets (Parenthetical) (ZAR)	Dec. 31, 2012	Dec. 31, 2011
Share capital, authorized ordinary shares	1,000,000,000	1,000
Share capital, par value
Share capital, Shares issued	1,000	1,000

Consolidated Statements of Changes in Shareholder's Equity (USD $) In Millions, except Share data		Total USD ($)	Share capital	Additional paid-in capital USD ($)	Accumulated (loss)/Retained earnings USD ($)	Accumulated other comprehensive income/(loss) USD ($)	Equity attributable to Company Shareholder USD ($)	Non-controlling interests USD ($)
Beginning balance at Jun. 30, 2009		$ 1,181.8		$ 446.4	$ 686.6	$ 36.9	$ 1,169.9	$ 11.9
Beginning balance (in shares) at Jun. 30, 2009			1,000
Net income/(loss)		137.6			138.4		138.4	(0.8)
Dividends declared		(121)			(121)		(121)
Stock-based compensation		33.2		33.2			33.2
Other comprehensive income	[1]	77.1				77.6	77.6	(0.5)
Ending balance at Jun. 30, 2010		1,308.7		479.6	704	114.5	1,298.1	10.6
Ending balance (in shares) at Jun. 30, 2010			1,000
Net income/(loss)		(40.5)			(39.7)		(39.7)	(0.8)
Dividends declared		(49.6)			(49.6)		(49.6)
Distribution of shareholding in South Deep		(2,949.7)		(605.2)	(2,330.3)		(2,935.5)	(14.2)
Stock-based compensation		198.4		198.4			198.4
Other comprehensive income	[1]	(104.4)				(105.4)	(105.4)	1
Ending balance at Dec. 31, 2010		(1,637.1)		72.8	(1,715.6)	9.1	(1,633.7)	(3.4)
Ending balance (in shares) at Dec. 31, 2010			1,000
Net income/(loss)		340.7			340.8		340.8	(0.1)
Dividends declared		(335.6)			(335.6)		(335.6)
Stock-based compensation		33		33			33
Other comprehensive income	[1]	273.8				273.3	273.3	0.5
Transactions with non-controlling interests						(1)	(1)	1
Ending balance at Dec. 31, 2011		(1,325.2)		105.8	(1,710.4)	281.4	(1,323.2)	(2)
Ending balance (in shares) at Dec. 31, 2011		1,000	1,000
Net income/(loss)		362.3			362.2		362.2	0.1
Dividends declared		(95.5)			(95.5)		(95.5)
Stock-based compensation		32.2		32.2			32.2
Other comprehensive income	[1]	60.9				59.6	60.8	1.3
Transactions with non-controlling interests		0.1						0.1
Ending balance at Dec. 31, 2012		$ (965.2)		$ 138	$ (1,443.7)	$ 341	$ (963.5)	$ (0.5)
Ending balance (in shares) at Dec. 31, 2012		1,000	1,000

[1]	Accumulated other comprehensive income/(loss) comprises translation adjustments

Statement of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATIONS
Net income/(loss) from continuing operations	$ (28.8)	$ 362.3	$ 340.7	$ 166.3
Reconciled to net cash provided by operations:
- Share of equity investee's profits	(3.1)	(11.4)	(4.8)	(8.4)
- Income and mining tax (benefit)/expense	(3.1)	(67.5)	167.5	84.3
- Royalties	13.2	34.4	40.1	7.6
- Depreciation and amortization	168.8	304.1	323.9	278.2
- Profit on disposal of property, plant and equipment	(0.4)	(0.3)	(0.6)	(0.2)
- Accretion expense on provision for environmental rehabilitation	5.8	14.3	13.8	10.5
- Increase/(decrease) in provision for post-retirement health care costs	(0.1)	0.3	0.1	(9.2)
- Payment against post-retirement health care provision	(0.6)	(0.1)	(0.2)	(0.3)
- Stock-based compensation	14.7	32.2	33	30
- South African Equity Empowerment Transactions	171.3
- Other	(6.9)	(9.6)	(9.2)	(9.5)
Changes in operating assets and liabilities:
- Inventories	(0.2)	(11.8)	(7.1)	(7.5)
- Receivables	53.6	(42.6)	55.8	(92.9)
- Accounts payable and provisions	(78.8)	(24.6)	(15.3)	125.4
- Royalties paid	(10.4)	(50.5)	(23.8)
- Income and mining taxes paid	(6.3)	(119.7)	(43.6)	(93.4)
Net cash provided by continuing operations	288.7	409.5	870.3	480.8
Net cash utilized by discontinued operation	(24.2)			(26.2)
Net cash provided by operations	264.5	409.5	870.3	454.6
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(209.3)	(379.4)	(404.8)	(384)
Proceeds on disposal of property, plant and equipment	0.2	0.6	2.1	0.4
Investment in environmental trust fund	(13.6)	(3)	(13.5)	(7.4)
Net cash utilized in investing activities-continuing operations	(222.7)	(381.8)	(416.2)	(391)
Net cash utilized in investing activities-discontinued operation	(137.2)			(213.3)
Net cash utilized in investing activities	(359.9)	(381.8)	(416.2)	(604.3)
CASH FLOWS FROM FINANCING ACTIVITIES
Long and short-term loans raised		515.3	55.4	137.2
Long and short-term loans repaid			(55.4)	(282.3)
Related party loans raised	113.6	59.4		693
Related party loans repaid		(521.7)	(211.8)
(Repayment)/utilization of bank overdraft	(0.6)			0.5
Dividends paid to Company shareholder	(43.3)	(95.5)	(335.6)	(121)
Net cash (utilized in)/provided by financing activities-continuing operations	69.7	(42.5)	(547.4)	427.4
Net cash provided by/ (utilized in) financing activities-discontinued operation	47.1			(272.5)
Net cash (utilized in)/provided by financing activities	116.8	(42.5)	(547.4)	154.9
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	15.4	4.2	(15.6)	12
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	36.8	(10.6)	(108.9)	17.2
CASH AND CASH EQUIVALENTS-beginning of the year/period	116.7	44.6	153.5	99.5
CASH AND CASH EQUIVALENTS-end of year/period	$ 153.5	$ 34	$ 44.6	$ 116.7

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL
1.	GENERAL

Sibanye Gold Limited (“Sibanye Gold” or the “Company”) is a South African focused gold producer, newly listed on the Johannesburg Stock Exchange (“JSE”) and New York Stock Exchange (“NYSE”), following the Spin-off by Gold Fields Limited (“Gold Fields”), of its wholly owned subsidiary, Sibanye Gold (previously GFI Mining South Africa Proprietary Limited (“GFIMSA”)). Sibanye Gold’s principal operations are the Kloof-Driefontein Complex (“KDC”) and Beatrix mines as well as a number of service company subsidiaries, collectively referred to as the “Group”. Prior to December 2011, the Group also included the South Deep gold mining operations, which was distributed to the Gold Fields group in December 2010 (refer to note 3).

The Gold Fields board of directors approved on November 21, 2012, and subsequently announced on November 29, 2012, the Spin-off of Sibanye Gold into an independent, publicly traded company. The Spin-off would result in Gold Fields distributing, on a pro rata basis, Sibanye Gold ordinary shares to Gold Fields shareholders and Gold Fields American Depositary Receipts (“ADR”) holders who held their shares or ADRs as at the record date for the Spin-off.

Sibanye Gold was a wholly owned subsidiary of Gold Fields for the years ended December 31, 2012 and 2011.

Included in current liabilities at December 31, 2012 is $1,996.3 million (2011: $2,614.8 million) owed by Sibanye Gold to GFL Mining Services Limited (“GFLMS”, a subsidiary of Gold Fields) (the “GFLMS loan”). As a result of the GFLMS loan, the Group’s total liabilities exceeded its total assets by $965.2 million and $1,325.2 million as of December 31, 2012 and December 31, 2011, respectively. In addition, the Group’s current liabilities exceeded its current assets by $2,001.3 million and $2,727.2 million, respectively, at those dates.

On February 1, 2013, Gold Fields subscribed for a further 731,647,614 shares in Sibanye Gold at a subscription price of $2,012 million (R17,246 million). Sibanye Gold used $1,996 million of the proceeds to repay the GFLMS loan (the share subscription and the repayment of the GFLMS loan, collectively referred to as the “Share subscription”). As a result of the Share subscription, the Group’s total assets exceeds its total liabilities.

Sibanye Gold began trading on February 11, 2013 on the JSE and the NYSE. The entire issued share capital of Sibanye Gold was spun off to existing Gold Fields shareholders on February 18, 2013, by way of a distribution in specie in accordance with Section 46 of the South African Companies Act and Section 46 of the South African Income Tax Act. The Sibanye Gold shares were spun off in a ratio of 1:1 with Gold Fields shares and resulted in Gold Fields’ shareholders holding two separate shares; a Sibanye Gold share as well as their original Gold Fields share. After the Spin-off Sibanye Gold is now a fully independent, publicly traded company with a new board of directors and management.

On February 18, 2013, Sibanye Gold refinanced all of its debt which existed under the Gold Fields group debt facilities, by drawing down under the R6.0 billion (US$700 million) term loan and revolving credit facilities obtained on November 28, 2012, as detailed in note 12.

The directors believe the Share subscription and the refinancing of all its debt, in conjunction with the cash-generated from operations and the remaining balance of the Company’s revolving credit facilities will enable the Company and the Group to continue to meet its obligations as they fall due.

Sibanye Gold’s consolidated statement of operations includes all costs incurred by the Group, including such costs incurred by Gold Fields on its behalf. Such costs were charged out to Sibanye Gold and are included in corporate expenditure (related party) in the consolidated statement of operations. These charges represented a fair allocation for the respective periods and were based on actual costs incurred on the Group’s behalf and costs allocated to the Group based on relative time spent by Gold Fields employees related to the affairs of the Group.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	USE OF ESTIMATES: The preparation of the consolidated financial statements in conformity with United States generally accepted accounting principles, or US GAAP, requires the Group’s management to make estimates and assumptions about current and future events that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

Future events and their effects cannot be determined with absolute certainty. Therefore, the determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. Actual results ultimately may differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; asset impairments (including impairments of goodwill, long-lived assets, and investments); valuation of share-based compensation; income taxes; valuation allowances for deferred tax assets; and reserves for contingencies and litigation.

The following are accounting policies used by the Group which have been consistently applied for all periods presented:

(b)	CONSOLIDATION: The Group’s financial statements include the financial statements of Sibanye Gold and its subsidiaries, and its share of results of investments in associates. A company in which the Group has, directly or indirectly, through subsidiary undertakings, a controlling interest is classified as a subsidiary undertaking. In addition, Sibanye Gold reviews its relationships with other entities to assess if Sibanye Gold is the primary beneficiary of a variable interest entity. If the determination is made that Sibanye Gold is the primary beneficiary, then that entity is consolidated from the date that Sibanye Gold was deemed to have become the primary beneficiary. The results of subsidiaries acquired or disposed of are included in the Group statements from the effective dates of acquisition or excluded from such statements as from the effective dates of disposal. Investments in companies which Sibanye Gold does not control, but where it has the ability to exercise significant influence over their operating and financial policies, are accounted for by the equity method.

Inter-company transactions and balances are eliminated on consolidation. Gains or losses that arise from a change in the Group’s interest in subsidiaries or equity method investees’ are recognized in equity.

Any excess between the purchase price and the fair value of the attributable net assets of subsidiaries and associates at the date of acquisition is capitalized as goodwill.

(c) (i)	FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions are recorded at the prevailing exchange rate at the date of the transaction. Monetary assets and liabilities designated in foreign currencies are translated at the exchange rate ruling at period end. Gains and losses arising from these translations are recognized in net income or loss.

(ii)	FUNCTIONAL CURRENCY: The functional currency of the Group’s operations is the South African Rand. The translation differences arising as a result of converting the South African Rand to U.S. dollars (reporting currency) using the current exchange rate method are included as a separate component of shareholder’s equity within Accumulated Other Comprehensive Income.

(d)	PROPERTY, PLANT AND EQUIPMENT

(i)	MINING ASSETS: Mining assets, including mine development costs and mine plant facilities, are recorded at cost.

The Group capitalizes all underground development costs to access specific ore blocks or other areas of the mine where such costs will provide future economic benefits as a result of establishing proven and probable reserves associated with a specific block or area of operations, even after the reef horizon may have been intersected with the development of the first specific ore block or area of the mine. All costs associated with the development of a specific underground block or area are capitalized until saleable minerals are extracted from that specific block or area. These costs include the cost of shaft sinking and access, the costs of building access ways, lateral development, drift development, ramps, box cuts and other infrastructure development.

The costs incurred to access specific ore blocks or areas of the mine, which only provide an economic benefit over the period during which that ore block or area is being mined, are attributed to earnings using the units-of-production method where the denominator is estimated recoverable ounces of gold contained in proven and probable reserves within that ore block or area. Capitalized costs that provide an economic benefit over the entire mine life, such as the initial primary shaft in an underground complex, will continue to be attributed to earnings using the units-of-production method, where the denominator is the estimated recoverable ounces of gold contained in total accessible proven and probable reserves. Accessible proven and probable reserves, also referred to as “above infrastructure proven and probable reserves”, relate to mineralization which is located at a level at which an operation currently has infrastructure sufficient to allow mining operations to occur.

Interest on borrowings incurred in respect of assets requiring a substantial period of time to prepare for their intended use is capitalized to the date on which the assets are substantially completed and ready for their intended use.

(ii)	LAND: Land is shown at cost and is not depreciated.

(iii)	MINERAL INTERESTS: Mineral interests represent mineral and surface use rights for parcels of land owned by the Group. Mineral interests and other tangible assets include acquired mineral use rights in production, and development. The amount capitalized related to mineral interests and represents its fair value at the time it was acquired, either as an individual asset purchase or as part of a business combination.

Production stage mineral interests represent mineral interests in operating properties that contain proven and probable reserves. Development stage mineral interests represent interests in properties under development that contain proven and probable reserves. The Group’s mineral use rights are enforceable regardless of whether proven or probable reserves have been established. In certain limited situations, the nature of a use right changes from an exploration right to mining right upon the establishment of proven and probable reserves. The Group has the ability and intent to renew mineral use rights where the existing term is not sufficient to recover all identified and valued proven and probable reserves and/or undeveloped mineral interests.

(iv)	AMORTIZATION AND DEPRECIATION OF MINING ASSETS: Mining assets, mine development and evaluation costs, and mine plant facilities are amortized over the life of mine using the units-of-production method, based on estimated above infrastructure proven and probable ore reserves. Proven and probable reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits. Amortization and depreciation calculations are generally based on the Group’s most recent life-of-mine plan and annual above infrastructure reserve declarations as approved by the Gold Fields Board of Directors. However, if management becomes aware of significant changes in its above infrastructure reserves ahead of the scheduled updates, management would update its amortization and depreciation calculations and then subsequently notify the Gold Fields Board of Directors.

(v)	AMORTIZATION OF MINERAL INTERESTS: Mineral interests associated with production stage mineral interests are amortized over the life-of-mine using the units-of-production method in order to match the amortization with the expected underlying future cash flows. Mineral interests associated with development and exploration stage mineral interests are not amortized until such time as the underlying property is converted to the production stage.

(vi)	DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles —20.0%

Computers —33.3%

Furniture and Equipment —10.0%

(vii)	MINING EXPLORATION: Expenditure on exploration activities is expensed as incurred. Such expenditure includes the costs incurred for purposes of upgrading resources from one category to another or for purposes of upgrading resources to proven and probable reserves, even when in close proximity to the Group’s development and production stage properties. When it has been determined that a property can be economically developed as a result of establishing proven and probable reserves, costs incurred prospectively to develop the property are capitalized as mine development costs.

(viii)	IMPAIRMENT: The Group reviews and tests the carrying amounts of long-lived assets, which include development costs, when events or changes in circumstances suggest that the carrying amount may not be recoverable. For impairment purposes, assets are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The lowest level at which such cash flows are generated is generally at an individual operating mine, even if the individual operating mine is included in a larger mine complex.

If there are indications that an impairment may have occurred, the Group prepares estimates of expected future cash flows for each group of assets. Expected future cash flows are based on a probability-weighted approach applied to potential outcomes and reflect:

•	estimated sales proceeds from the production and sale of recoverable ounces of gold contained in proven and probable reserves;

•	expected gold prices and currency exchange rates (considering historical and current prices, price trends and related factors);

•

expected future operating costs and capital expenditures to produce proven and probable gold reserves based on approved life-of-mine plans that assume current plant capacity, but exclude the impact of inflation; and

•	expected cash flows associated with value beyond proven and probable reserves, which include the expected cash outflows required to develop and extract the value beyond proven and probable reserves.

The impairment analysis first compares the total estimated cash flows on an undiscounted basis to the carrying amount of the asset, including goodwill, if any. If the undiscounted cash flows are less than the carrying amount of the asset, a second step is performed. The Group records a reduction of a group of assets to fair value as a charge to net income or loss if discounted expected future cash flows are less than the carrying amount. The Group estimates fair value by discounting the expected future cash flows using a discount factor, adjusted for inflation, that reflects the risk-free rate of interest for a term consistent with the period of expected cash flows.

Management’s estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the Group’s mining assets.

(e)	INCOME TAXES: Deferred taxation is calculated on the comprehensive basis using the balance sheet (assets and liabilities) approach. Deferred tax liabilities and assets are recognized by applying expected tax rates to the temporary differences existing at each reporting date between the tax values and their carrying amounts. These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The effect on deferred tax of any changes in tax rates is recognized in net income or loss during the period in which the change occurs.

The principal temporary differences arise from depreciation on property, plant and equipment, provisions, unutilized capital allowances and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized.

The Group recognizes interest and penalties, if any, in net income or loss as part of the income tax expense.

The Group recognizes the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

(f)	NON-CURRENT INVESTMENTS: Non-current investments comprise (i) monies in environmental trust fund; (ii) equity method investments; and (iii) investments in unlisted companies which are carried at their original costs as the directors believe that the original cost is not materially different from the fair value. Realized gains and losses are included in the determination of net income or loss.

Unrealized losses are included in the determination of net income or loss where it is determined that a decline, other than a temporary decline, in the value of the investment has occurred.

(g)	INVENTORIES: Inventories are valued at the lower of cost or market value. The Group’s inventories comprise consumable stores and are valued at average cost, after appropriate provision for surplus and slow moving items.

(h)	FINANCIAL INSTRUMENTS: Financial instruments carried on the balance sheet include cash and cash equivalents, bank overdraft, investments, receivables, related party receivables, derivative financial instruments, accounts payable and accrued liabilities, related party payables and long-term loans. The particular recognition method for each financial instrument item is disclosed in its respective significant accounting policy description.

(i)	HEDGING: The Group accounts for its hedging activities in accordance with Accounting Standards Codification, or ASC, guidance for derivative instruments and hedging activities.

Under ASC 815, all derivatives are recognized on the balance sheet at their fair value, unless they meet the criteria for the normal purchases normal sale exemption. On the date a derivative contract is entered into, the Group designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), or (2) a hedge of a forecasted transaction (cash flow hedge). Certain derivative transactions, while providing effective economic hedges under the Group’s risk management policies, do not qualify for hedge accounting.

Hedging activities are conducted in accordance with guidelines established by the Audit Committee which allow for the use of various hedging instruments.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a fair value hedge, are recorded in net income or loss, along with the change in the fair value of the hedged asset or liability that is attributable to the hedged risk.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a cash flow hedge, are recognized directly in shareholders’ equity. Amounts deferred in shareholders’ equity are included in net income or loss in the same period during which the hedged firm commitment or forecasted transaction affects net income or loss.

Recognition of derivatives which meet the criteria for the normal purchases normal sales exception under ASC 815 is deferred until settlement. Under these contracts, the Group must deliver a specified quantity of gold at a future date at a specified price to the contracted counter-party.

Changes in the fair value of derivatives that do not qualify for hedge accounting are recognized in the statement of operations, under the caption entitled gains and losses on financial instruments. The fair value recognized on the balance sheet is included under the caption financial instruments.

The Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking derivatives designed as hedges to specific assets and liabilities or to specific firm commitments or forecasted transactions. The Group also formally assesses, both at the hedge inception date and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

(j)	CASH AND CASH EQUIVALENTS: Cash and cash equivalents comprise cash on hand, demand deposits and investments in money market instruments. These are all highly liquid investments with a maturity of three months or less at the date of purchase.

The carrying amount of cash and cash equivalents is stated at cost which approximates fair value.

(k)	TRADE RECEIVABLES: Trade receivables are carried at anticipated realizable value. Estimates are made for doubtful debts based on a review of all outstanding amounts at period end. Irrecoverable amounts are written off during the period in which they are identified.

(l)	PROVISIONS: Provisions are recognized when information is available prior to the issuance of the financial statements which indicates that it is probable that an asset has been impaired or a liability had been incurred at the date of the financial statements and the amount can be reasonably estimated.

(m)	REHABILITATION COSTS: ASC 410 applies to legal obligations associated with the retirement of a long-lived asset that result from the acquisition, construction, development and/or the normal operation of a long-lived asset.

Under ASC 410 the Group records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Group correspondingly capitalizes the cost by increasing the carrying value of the related long-lived asset. Over time, the liability is increased (accretion) to reflect an interest element considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Upon settlement of the liability, the Group will record a gain or loss if the actual cost incurred differs from the liability recorded.

Environmental liabilities, other than rehabilitation costs which relate to liabilities from specific events, are expensed as incurred.

(n)	ENVIRONMENTAL TRUST FUNDS: Contributions are made to the Group’s trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the mines. Contributions are determined on the basis of the estimated environmental obligation over the life of the mine. Income earned on monies paid to environmental trust funds is accounted for as investment income. The funds contributed to the trusts plus growth in the trust funds are included under investments on the balance sheet.

(o)	EMPLOYEE BENEFITS

(i)	PENSION AND PROVIDENT FUNDS: The Group operates a defined contribution retirement plan and contributes to a number of industry based defined contribution retirement plans. The retirement plans are funded by payments from employees and the Group.

Contributions to defined contribution funds are recognized in net profit or loss.

(ii)	POST-RETIREMENT HEALTH CARE COSTS: Medical coverage is provided through a number of schemes.

The Group has an obligation to provide medical benefits to certain of its pensioners and dependents of ex-employees. These liabilities are unfunded and have been provided in full, calculated on an actuarial basis.

Valuation of these obligations is carried out annually by independent actuaries using appropriate mortality tables, long-term estimates of increases in medical costs and appropriate discount rates.

(iii)

SHARE-BASED COMPENSATION PLANS: Compensation costs recognized in the fiscal years ended December 31, 2012, December 31, 2011 and June 30, 2010 and the six-month period ended December 31, 2010 include: a) compensation cost for all share-based payments granted prior to, but not yet vested as of July 1, 2005, based on the grant-date fair value estimated in accordance with the original provisions of ASC 718, Stock- Based Compensation, and b) compensation cost for all share-based payments granted subsequent to June 30, 2005, based on the grant-date fair value estimated in accordance with the provisions of ASC 718, Stock-Based-Compensation.

(p)	REVENUE RECOGNITION: Revenue arising from gold and by-product sales is recognized when the risks and rewards of ownership and title pass to the buyer under the terms of the applicable contract, the pricing is fixed and determinable and collectability is reasonably assured. Sales revenue excludes value-added tax but includes the net income or loss arising from hedging transactions from matched gold sales contracts, which are designated as normal sales contracts.

(q)	DIVIDEND INCOME: Dividends are recognized when the right to receive payment is established.

(r)	INTEREST INCOME: Interest is recognized on a time proportion basis taking account of the principal outstanding and the effective rate to maturity on the accrual basis.

(s)	DIVIDENDS DECLARED: Dividends proposed are recognized only when the dividends are declared. Dividends are payable in South African Rand.

(t)	SEGMENT REPORTING: The Group is a gold mining company operating in South Africa. The business segments comprise geographical operations based on locations and operating units.

(u)	EARNINGS/(LOSS) PER SHARE: Earnings/(loss) per share is calculated based on the net income/(loss) divided by the weighted average number of common shares in issue during the period. Diluted earnings/(loss) per share is presented when the inclusion of potential ordinary shares has a dilutive effect on earnings/(loss) per share.

(v)	DISCONTINUED OPERATIONS: A discontinued operation is a component of the Group that either has been disposed of, or that is classified as held for sale, and: (i) represents a separate major line of business or geographical area of operations that can be clearly distinguished from the rest of the Group in terms of operations and cash flows or (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Generally, a major line of business is a segment or business unit. Results from discontinued operations until the date of disposal are presented separately as a single amount in the consolidated statements of operations together with any gain or loss from disposal. Results from operations qualifying as discontinued operations as of the balance sheet date for the latest period presented, that have previously been presented as results from continuing operations, are re-presented as results from discontinued operations for all periods presented. The financial information of discontinued operations is excluded from the respective captions in the consolidated statements of operations, cash flows and related notes for all years presented.

(w)	RECLASSIFICATIONS: Current deferred income and mining tax assets in 2011 have been reclassified from non-current deferred income and mining liabilities to conform to current year presentation. Management does not believe this reclassification materially impacts the 2011 financial statements.

(x)	RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

Revenue recognition

In October 2009, the Accounting Standards Codification, or ASC guidance, related to revenue recognition: multiple-deliverable revenue arrangements was updated. The update specifies multiple-deliverable revenue arrangements will be separated in more circumstances than under existing U.S. GAAP requirements. It establishes a selling price hierarchy and requires significant expansion of disclosures relating to multiple-deliverable revenue arrangements. The amendments in this update are effective prospectively for revenue arrangements entered into or modified in fiscal years beginning on or after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

In April 2010, the ASC guidance related to revenue recognition: milestone method of revenue recognition was updated. The amendments provide guidance on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. The amendments are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years beginning on or after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

Fair value measurements

In January 2010, the ASC guidance related to fair value measurement: improving disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 (unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities) and Level 2 (Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly for substantially the full term of the asset or liability) fair value measurements and describe the reasons for the transfers. In addition, entities are required to present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Except for presentation changes, the updated guidance did not impact the Group’s financial statements.

During May 2011, the ASC guidance related to fair value measurement: amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRS was issued. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance, additional disclosure requirements to the financial statements or wording changes to align with IFRS. The Group adopted ASU 2011-04 in 2012. It will not have additional disclosure requirements to the financial statements. The updated guidance did not materially impact the Group’s financial statements.

Derivatives and hedging

During March 2010, the ASC guidance related to derivatives and hedging: scope exception related to embedded credit derivatives was updated. The amendments clarify the scope exceptions related to embedded credit derivatives. The amendments are effective from the first fiscal quarter beginning after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

Compensation—stock compensation

During April 2010, the ASC guidance related to compensation – stock compensation: effect of denominating the exercise price of a share-based payment awarded in the currency of the market in which the underlying equity security trades was updated. The update clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments are effective for those fiscal years, and interim periods within those fiscal years beginning on or after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Comprehensive income

During June 2011, the ASC guidance related to comprehensive income: presentation of comprehensive income was updated. The amendments provide an entity with the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The amendments eliminate the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The updated guidance impacted the order of the Group’s primary financial statements.

Recently issued accounting pronouncement not yet adopted

Balance sheet

During December 2011, the ASC guidance related to disclosures about offsetting assets and liabilities was updated. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The amendments are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Group will implement the provisions of ASU 2011-11 as of January 1, 2013. The guidance is not expected to have an impact on the Group’s financial statements.

Other Comprehensive Income

In February 2013, the FASB issued ASU No. 2013-02, Other Comprehensive Income (Topic 220) Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, or ASU No. 2013-02. The amendments in ASU No. 2013-02 require the Company to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income, either on the face of the income statement or in the notes, if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income in the same reporting period. For other amounts not required by U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures which provide additional information about the amounts. The guidance is effective prospectively for reporting periods beginning after December 15, 2012. As this guidance provides only presentation requirements, the adoption of this standard will not impact the Company’s results of operations, cash flows or financial position.

DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATION
3.	DISCONTINUED OPERATION

In December 2010, Sibanye Gold distributed 100% of its share holding in the South Deep operation (through its ownership of subsidiaries—Gold Fields Operations Limited (“GFO”) and GFI Joint Venture Holdings (Pty) Limited—which in turn owned 50% of South Deep each) to Newshelf 899 (Pty) Limited (“Newshelf”), a related entity and a wholly-owned subsidiary company of Gold Fields. The distribution was effected by way of a dividend in-specie to Newshelf. The distribution was a spin–off to Gold Fields, the majority shareholder in Sibanye Gold, and was accordingly accounted for at historical carrying amounts of the net assets of South Deep. The total distribution amounted to $2,949.7 million.

The distribution met both requirements of a discontinued operation, since the operations and cash flows of the South Deep operation (formerly presented as a segment) have been eliminated from the on-going operations of the Group as a result of the distribution and Sibanye Gold did not have any significant continuing involvement in the operation of South Deep after the distribution, and has been presented as such in these financial statements. Below is a summary of the results of the discontinued operation as well as the related assets and liabilities distributed.

	Six Months Ended	Fiscal Year Ended
	December 31, 2010	June 30, 2010
Product revenue	169.3	288.7
Costs	(185.8)	(314.4)

Loss before tax	(16.5)	(25.7)
Tax	4.8	(3.0)
Net loss	(11.7)	(28.7)

Property, plant and equipment	2,449.6	—
Goodwill	1,278.4	—
Non-current assets—other	10.0	—
Current assets	93.2	—
Current liabilities	(864.8)	—
Long-term liabilities	(16.6)	—

Net carrying value	2,949.7	—
Net asset value distributed	(2,949.7)	—

Profit on distribution	—	—

FINANCE EXPENSE	12 Months Ended
Dec. 31, 2012
FINANCE EXPENSE
4.	FINANCE EXPENSE

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Related parties	—	(0.7)	(6.9)	(25.2)
Interest expense—other	(14.5)	(1.3)	(1.0)	(2.0)

	(14.5)	(2.0)	(7.9)	(27.2)

INCOME AND MINING TAX BENEFIT/(EXPENSE)	12 Months Ended
Dec. 31, 2012
INCOME AND MINING TAX BENEFIT/(EXPENSE)
5.	INCOME AND MINING TAX BENEFIT/(EXPENSE)

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Current income taxes	(57.9)	(91.9)	(33.1)	(27.6)
Deferred income taxes	125.4	(75.6)	36.2	(56.7)

Total income and mining taxes	67.5	(167.5)	3.1	(84.3)

The Group’s income/(loss) before tax and share of equity investee’s profit is all generated in South Africa.

Mining tax on mining income, an income tax, is determined on a formula basis which takes into account the profit and revenue from mining operations during the year or period. Non-mining income is taxed at a standard rate. Deferred tax is provided at the estimated effective mining tax rate on temporary differences for mining operations and at the statutory rate for non-mining companies. The applicable tax rates are:

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Mining statutory rate	34.0%	43.0%	43.0%	43.0%
Non-mining income standard tax rate	28.0%	35.0%	35.0%	35.0%
Non-mining companies statutory rate	28.0%	28.0%	28.0%	28.0%
Major items causing the Group’s income tax provision to differ from the mining statutory rate were:
Tax on Income/(loss) before tax and share of equity investee’s profits at mining statutory rate	(96.4)	(216.5)	15.0	(104.1)
Rate adjustment to reflect company tax rates	0.7	25.4	3.9	10.6
Mining tax formula rate adjustment	34.5	37.8	10.4	16.6
Valuation allowance raised against deferred tax assets	(0.3)	—	(0.2)	(0.4)
Reversal of valuation allowance previously raised against deferred tax assets	—	1.4	—	—
Non taxable income/non deductible expenditure*	(10.0)	(17.4)	(81.2)	(10.8)
Deferred tax release on reduction of tax rate	139.1	—	61.5	—
Other	(0.1)	1.8	(6.3)	3.8

Income and mining tax benefit/(expense)	67.5	(167.5)	3.1	(84.3)

*	Non taxable income and non deductible expenditure comprises mainly stock-based compensation and dividend income. Included in the net amount of non taxable income of $81.2 million in the six months ended December 31, 2010 is the tax effect of $78.6 million related to the South African Equity Empowerment share-based compensation. There were no other individually significant amounts included in this line item.

Deferred income and mining tax liabilities and assets relate to the following:

	December 31, 2012	December 31, 2011
Deferred income and mining tax liabilities
Property, plant and equipment	559.1	707.7
Environmental trust funds	42.5	52.3
Other	1.8	2.5

Gross deferred income and mining tax liabilities	603.4	762.5

Provisions, including rehabilitation accruals	(60.0)	(63.9)
Tax losses	(5.6)	(5.1)

Gross deferred income and mining tax assets	(65.6)	(69.0)
Valuation allowance for deferred tax assets	5.1	5.1

Total deferred income and mining tax assets	(60.5)	(63.9)

Net deferred income and mining taxes	542.9	698.6

Classified	as follows:

	December 31, 2012	December 31, 2011
Long-term liabilities	556.1	710.1
Current assets	(13.2)	(11.5)

	542.9	698.6

The classification of deferred income and mining tax liabilities or assets as current or non-current is based on the related liability or asset creating the deferred tax. Deferred taxes not related to a specific liability or asset are classified based on the estimated period of reversal.

The Group has established a valuation allowance for certain deferred tax assets where cumulative losses require a valuation allowance, or where management believes that they will not be realized based on projections as of each balance sheet date presented. The valuation allowance relates to net operating loss carry-forwards for the entities below.

	December 31, 2012	December 31, 2011
Living Gold (Pty) Limited	4.8	3.9
Golden Oils (Pty) Limited	0.3	0.4
Golden Hytec Farming (Pty) Limited	—	0.3
Agrihold (Pty) Limited	—	0.5

	5.1	5.1

The Group has tax loss carry forwards available for deduction against future income at its tax entities as follows:

	December 31, 2012	December 31, 2011
Estimated assessed tax losses:
Gold Fields Protection Services (Pty) Limited	1.8	—
Living Gold (Pty) Limited	17.1	14.1
Golden Oils (Pty) Limited	1.2	1.3
Golden Hytec Farming (Pty) Limited	—	1.1
Agrihold (Pty) Limited	—	1.9

	20.1	18.4

These future deductions are utilizable against income generated by the individual tax entity concerned and do not expire unless the tax entity ceases to commercially operate for a period longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such, these deductions can only be utilized by the tax entities in which the deductions have been generated.

Tax years 2007 to 2011 are open for assessments. The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued. It is possible that the Group will receive assessments during the next twelve months, which may have an effect on unrecognised tax benefits. The Group cannot estimate the amounts of possible changes as a result of an assessment.

The Group does not have any unrecognised tax benefits for which it is reasonably possible the amount will significantly change within twelve months of the recognition date.

EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS/(LOSS) PER SHARE
6.	EARNINGS/(LOSS) PER SHARE

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
BASIC AND DILUTED EARNINGS/(LOSS) PER SHARE
Income available to Sibanye Gold shareholder
Continuing operations	362.2	340.8	(28.0)	167.1
Discontinued operation	—	—	(11.7)	(28.7)

	362.2	340.8	(39.7)	138.4

Weighted average number of shares:
Basic and diluted	1,000	1,000	1,000	1,000
Dilutive shares	—	—	—	—

Diluted	1,000	1,000	1,000	1,000

Basic earnings/(loss) per share ($’000)
Continuing operations	362	341	(28)	167
Discontinued operation	—	—	(12)	(29)

Diluted earnings/(loss) per share ($’000)
Continuing operations	362	341	(28)	167
Discontinued operation	—	—	(12)	(29)

RECEIVABLES	12 Months Ended
Dec. 31, 2012
RECEIVABLES
7.	RECEIVABLES

	December 31, 2012	December 31, 2011
Product sale trade receivables	24.8	28.0
Other trade receivables	5.8	4.0
Value added tax	13.7	11.9
Payroll debtors	6.2	10.6
Prepayments	9.0	7.0
Other	5.7	3.8

	65.2	65.3

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT
8.	PROPERTY, PLANT AND EQUIPMENT

	December 31, 2012	December 31, 2011
Cost	5,255.6	5,145.6
Accumulated depreciation and amortization	(3,188.4)	(3,055.4)

	2,067.2	2,090.2

Mining properties, mine development costs, mine plant facilities and mineral interests	2,019.3	2,049.7
Asset rehabilitation costs	30.2	21.3
Other non-mining assets	17.7	19.2

	2,067.2	2,090.2

Included in property, plant and equipment is:
— Cumulative capitalized interest, net of amortization of:	2.5	2.6
— Depreciation charge for the period on property, plant and equipment:	304.1	323.9

RELATED PARTY RECEIVABLES	12 Months Ended
Dec. 31, 2012
RELATED PARTY RECEIVABLES
9.	RELATED PARTY RECEIVABLES

	December 31, 2012	December 31, 2011
Accounts receivable
Related party receivables	64.0	27.8

Loans
Gold Fields Group Services (Pty) Limited	—	25.4
GFO	—	20.9

	64.0	74.1

Refer to note 22 for details relating to related party balances. The loans are unsecured, interest free with no fixed terms of repayment.

NON-CURRENT INVESTMENTS	12 Months Ended
Dec. 31, 2012
NON-CURRENT INVESTMENTS
10.	NON-CURRENT INVESTMENTS

	December 31, 2012	December 31, 2011
Investments held by environmental trust funds (a)	155.3	152.1
Equity investee (b)	22.7	12.5
Unlisted	0.2	0.2

	178.2	164.8

(a) The environmental trust funds are irrevocable trusts under the Group’s control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group’s mines. Although the asset is under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 14, “Provision for Environmental Rehabilitation”.

(b) Equity investee:

Rand Refinery (Proprietary) Limited (“Rand Refinery”) refines gold bullion and by-products. It acts as a refining agent on behalf of the Group’s operations (refer to note 22).

	December 31, 2012	December 31, 2011
Ownership	33.1%	33.1%
The carrying value of the equity investment in Rand Refinery:
Opening balance	12.5	9.9
Share of profits recognized	11.4	4.8
Translation	(1.2)	(2.2)

Closing balance	22.7	12.5

The market value of Rand Refinery is not readily determinable.

ACCOUNTS PAYABLE AND PROVISIONS	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND PROVISIONS
11.	ACCOUNTS PAYABLE AND PROVISIONS

	December 31, 2012	December 31, 2011
Trade payables	52.2	66.1
Accruals	83.8	69.1
Payroll and other compensation	21.2	25.7
Leave pay accrual	46.7	44.6
Other	2.5	4.8

	206.4	210.3

SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2012
SHORT-TERM AND LONG-TERM LOANS
12.	SHORT-TERM AND LONG-TERM LOANS

	December 31, 2012	December 31, 2011
— Long-term Rand revolving credit facilities (a)	350.1	—
— Short-term Rand credit facilities (b)	142.4	—

Total long-term loans	492.5	—

(a) Long-term Rand revolving credit facilities

Sibanye Gold and GFO (collectively the “Borrowers”) entered into various revolving credit facilities with some of the major South African banks with tenors between three and five years. The purpose of these facilities was to finance capital expenditure, general corporate and working capital requirements and to refinance existing borrowings.

The Borrowers were required to pay a commitment fee of between 0.65% and 0.90% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable either quarterly or semi-annually in arrears.

In summary the facilities were:

—	a R1.0 billion ($116.7 million) revolving credit facility entered into on December 9, 2009 and maturing on June 30, 2013 at JIBAR plus 3.00%;

—	a R500.0 million ($58.3 million) revolving credit facility entered into on March 8, 2010 and maturing on March 10, 2013 at JIBAR plus 2.85%;

—

a R1.5 billion ($175.0 million) revolving credit facility entered into on May 6, 2009 and maturing on June 10, 2014 at JIBAR plus 2.95%. This facility was cancelled and replaced with a new R2.0 billion ($233.4 million) revolving credit facility on December 15, 2011 as detailed below; and

—	a R2.0 billion ($233.4 million) revolving credit facility entered into on December 15, 2011 and maturing on December 19, 2016 at JIBAR plus 1.95%.

Borrowings under these facilities were guaranteed by Gold Fields and certain of its subsidiaries: Gold Fields Holdings Company (BVI) Limited (“GF Holdings”), GFO, Gold Fields Orogen Holding (BVI) Limited (“Orogen”), Newshelf and Sibanye Gold.

These facilities were unutilised during the year ended December 31, 2011.

On various dates during 2012, Sibanye Gold drew down amounts totalling R2.0 billion ($244.3 million) under the R2.0 billion revolving credit facility. On October 24, 2012, Sibanye Gold drew down R500.0 million ($61.0 million) under the R500.0 million revolving credit facility. On November 16, 2012, Sibanye Gold drew down a further R500.0 million ($61.0 million) under the R1.0 billion revolving credit facility.

The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were R3.0 billion ($350.1 million) and at December 31, 2011 Rnil ($nil).

Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below. These facilities were also cancelled on February 18, 2013.

	December 31, 2012	December 31, 2011
Opening balance	—	—
Loan advanced	366.3	—
Translation	(16.2)	—

Closing balance	350.1	—

(b) Short-term Rand credit facilities

Sibanye Gold utilised uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements at KDC and Beatrix. The total draw downs were $149.0 million and $55.4 million, respectively, during the years ended December 31, 2012 and December 31, 2011. The total repayments were $nil and $55.4 million, respectively, during the years ended December 31, 2012 and December 31, 2011.

The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were $142.4 million and at December 31, 2011 $nil.

Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below.

These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities were guaranteed by Gold Fields.

	December 31, 2012	December 31, 2011
Opening balance	—	—
Loan repaid	—	(55.4)
Loan advanced	149.0	55.4
Translation	(6.6)	—

Closing balance	142.4	—

(c) Rand bridge loan facilities

On November 28, 2012, Sibanye Gold entered into a R6.0 billion ($700.1 million) term loan and revolving credit facilities reducing to R5.0 billion ($583.4 million) as detailed below. The facilities comprise of a R2.0 billion ($233.4 million) revolving credit facility and a R4.0 billion ($466.7 million) term loan facility. The available revolving credit facility amount will reduce from R2.0 billion ($233.4 million) to R1.5 billion ($175.0 million) on the earliest of the date on which Sibanye Gold’s Board of Directors declares a final dividend in respect of the financial year ending December 2013 or the first anniversary of the Spin-off, being February 18, 2014. Similarly, the term loan facility amount will reduce from R4.0 billion ($466.7 million) to R3.5 billion ($408.3 million) on the earliest of the date on which Sibanye Gold’s Board of Directors declares a final dividend in respect of the financial year ending December 2013 or the first anniversary of the Spin-off, being February 18, 2014. The final maturity date of the facilities is 18 months after the Spin-off date of February 18, 2013.

The purpose of the Rand bridge loan facilities is to refinance Sibanye Gold’s debt as detailed above under the Long-term Rand revolving credit facilities and the Short-term Rand credit facilities on Spin-off, with the balance of the Rand bridge loan facilities to be used to fund Sibanye Gold’s on-going capital expenditure, working capital and general corporate expenditure requirements.

Sibanye Gold has ceded all of its rights, title and interest in and to the Indemnity Agreement in favour of the lenders of the Rand bridge loan facility, jointly and severally, as security for its obligations under the facilities. The Indemnity Agreement is discussed in (d)(i) below. Sibanye Gold must lodge and register a security package for its obligations under the Rand bridge loan facilities within six months from the Spin-off if it is not released as a guarantor under the Notes (refer (d)(i)) at such point in time.

The Rand bridge loan facilities bear interest at JIBAR plus a margin of 3.00% per annum for 12 months after the Spin-off and 3.50% per annum for the last six months of the facilities. If Sibanye Gold is not released as a guarantor under the Notes within six months from the Spin-off, the margin will increase to 3.25% per annum for the six to 12 months period after Spin-off and 3.75% per annum for the last six months of the facilities. Sibanye Gold is required to pay a quarterly commitment fee of 35% of the applicable margin per annum calculated on the undrawn portion of the facilities.

The facility was undrawn at December 31, 2012.

Subsequent to year end, on February 18, 2013, the Long-term Rand revolving credit facilities and the Short-term Rand credit facilities were refinanced by drawing down under these facilities.

(d) Borrowings guaranteed by Sibanye Gold

Sibanye Gold has not drawn from the following debt facilities but serves as guarantor for these facilities at December 31, 2012:

(i) $1 billion notes issue

On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes due on October 7, 2020 (“the Notes”). The interest is due and payable semi-annually on April 7 and October 7 in arrears. The payment of all amounts due in respect of the Notes is unconditionally and irrevocably guaranteed by Gold Fields, Sibanye Gold, GFO and GF Holdings (collectively “the Guarantors”), on a joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment among themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively.

An indemnity agreement (“the Indemnity Agreement”) has been entered into between the Guarantors, pursuant to which the Guarantors (other than Sibanye Gold) hold Sibanye Gold harmless from and against any and all liabilities and expenses which may be incurred by Sibanye Gold under or in connection with the Notes, including any payment obligations by Sibanye Gold to the noteholders or the trustee of the Notes pursuant to the guarantee of the Notes, all on the terms and subject to the conditions contained therein. The Indemnity Agreement will remain in place for as long as Sibanye Gold’s guarantee obligations under the Notes remain in place.

(ii) $1 billion syndicated revolving credit facility

On June 20, 2011, Sibanye Gold, Orogen and GFO entered into a $1 billion syndicated revolving loan facility with an option to increase the facility to $1.1 billion within six months from signing date. The option to increase the facility to $1.1 billion was not exercised. The purpose of the facility was to refinance an existing facility, for general corporate purposes and working capital. The final maturity date of this facility was June 20, 2016.

The facility bore interest at LIBOR plus a margin of 1.20% per annum. Where the utilisation under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilisation fee of 0.20% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 66 2/3%, a utilisation fee of 0.40% per annum would be payable on the amount of utilisations. Such utilisation fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.42% per annum.

Orogen was the only entity that has drawn down under this facility during December 31, 2011 and 2012.

The outstanding borrowings of Orogen under this facility at December 31, 2012 was $666.0 million and at December 31, 2011 $220 million.

Borrowings under the syndicated revolving loan facility were guaranteed by Gold Fields, Sibanye Gold, GF Holdings, Orogen, Newshelf and GFO.

Subsequent to year end, on February 15, 2013, this facility was refinanced by Gold Fields by drawing down under their new facilities. Sibanye Gold was released as guarantor after the facility was cancelled on February 15, 2013.

(iii) $500 million syndicated revolving credit facility

On April 17, 2012, Sibanye Gold, Orogen and GFO entered into a $500 million syndicated revolving credit facility. The purpose of the facility was to refinance existing facilities, for general corporate purposes and working capital. The final maturity date of this facility was April 17, 2017.

The facility bore interest at LIBOR plus a margin of 1.60% per annum. Where the utilisation under the facility was less than or equal to 33 1/3%, a utilisation fee of 0.20% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilisation fee of 0.40% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 66 2/3%, a utilisation fee of 0.60% per annum would be payable on the amount of utilisations. Such utilisation fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.56% per annum.

Orogen was the only entity that has drawn down under this facility during December 31, 2011 and 2012.

The outstanding borrowings of Orogen under this facility at December 31, 2012 were $104.0 million.

Borrowings under the syndicated revolving loan facility were guaranteed by Gold Fields, Sibanye Gold, GF Holdings, Orogen, Newshelf and GFO.

Subsequent to year end, on February 15, 2013, this facility was refinanced by Gold Fields by drawing down under their new facilities. Sibanye Gold was released as guarantor after the facility was also cancelled on February 15, 2013.

(e) Debt maturity

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2012 is tabulated below:

Maturity	December 31, 2012	December 31, 2011
later than one year and not later than two years	492.5	—

	492.5	—

$259 million of the $492.5 million has been reclassified to long term at December 31, 2012, even though they are considered short term under the Long-term Rand revolving credit facilities(a) and Short-term Rand facilities(b) as the Group had the ability to refinance these facilities as detailed in the Rand bridge loan facilities (c) prior to the issuance of the financial statements. The facilities were refinanced on February 18, 2012 (refer to note 24).

(f) Summary of guaranteed facilities

		December 31, 2012
		Total facilities	Utilised by		Total unutilised
			Sibanye Gold	Gold Fields[1]
Long-term Rand revolving credit facilities	(a)	408.4	350.1	—	58.3
$1 billion notes issue	(d)(i)	1,000.0	n/a	1,000.0	—
$1 billion syndicated revolving credit facility	(d)(ii)	1,000.0	—	666.0	334.0
$500 million syndicated revolving credit facility	(d)(iii)	500.0	—	104.0	396.0

		2,908.4	350.1	1,770.0	788.3

		December 31, 2011
		Total facilities	Utilised by		Total unutilised
			Sibanye Gold	Gold Fields[1]
Split-tenor revolving credit facility		500.0	—	500.0	—
Long-term rand revolving credit facilities	(a)	430.5	—	—	430.5
$1 billion notes issue	(d)(i)	1,000.0	n/a	1,000.0	—
$1 billion syndicated revolving credit facility	(d)(ii)	1,000.0	—	220.0	780.0

		2,930.5	—	1,720.0	1,210.5

[1]	Gold Fields group excluding Sibanye Gold and its subsidiaries
n/a	Not available to the Group

RELATED PARTY PAYABLES	12 Months Ended
Dec. 31, 2012
RELATED PARTY PAYABLES
13.	RELATED PARTY PAYABLES

	December 31, 2012	December 31, 2011
Accounts payable:
Related party payables	4.4	36.8

Loans:
GFLMS	1,996.3	2,614.8
Other	—	1.5

	2,000.7	2,653.1

Refer to note 22 for details relating to related party balances and the repayment of the GFLMS loan as part of the Spin-off.

PROVISION FOR ENVIRONMENTAL REHABILITATION	12 Months Ended
Dec. 31, 2012
PROVISION FOR ENVIRONMENTAL REHABILITATION
14.	PROVISION FOR ENVIRONMENTAL REHABILITATION

The Group has made, and expects to make, in the future, expenditures to comply with environmental laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements. The following is a reconciliation of the total liability for environmental rehabilitation.

	December 31, 2012	December 31, 2011
Asset retirement obligations
Opening balance	140.8	149.2
Addition to liabilities	11.8	5.3
Accretion of liability	14.3	13.8
Translation	(8.3)	(27.5)

Closing balance	158.6	140.8

The Group intends to finance the ultimate rehabilitation costs from the monies invested with the environmental trust fund, on-going contributions, as well as the proceeds of the sale of assets and gold from plant clean-up at the time of mine closure.

PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS	12 Months Ended
Dec. 31, 2012
PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS
15.	PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS

The Group is exposed to obligations for post-retirement health care costs. The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group makes contributions to these schemes on behalf of retired employees. The obligation was actuarially valued at December 31, 2012 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants.

The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs:

	December 31, 2012	December 31, 2011
Actuarial present value	2.1	2.1
Plan assets at fair value	—	—

Accumulated benefit obligation in excess of plan assets	2.1	2.1
Prior service costs	—	—
Unrecognized net (gain)/loss	—	—

Post-retirement health care liability	2.1	2.1

The following is a reconciliation of the benefit obligation:

Opening balance	2.1	2.6
Service costs	0.3	0.1
Contributions paid	(0.1)	(0.2)
Translation	(0.2)	(0.4)

Closing balance	2.1	2.1

The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumptions are:
— Health care cost inflation rate	7.50%	8.00%
— Discount rate	8.00%	8.75%
The net periodic benefit cost is explained as follows:
Service costs	0.3	0.1

Net periodic benefit cost	0.3	0.1

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 100 basis point (1%) change in assumed health care cost trend rates would have affected the aggregate of service and interest cost and consequently, the accumulated post-retirement health care benefit obligation as noted below:

	December 31, 2012	December 31, 2011
	1% increase in health care trend costs would have increased ($m):
— Aggregate service and interest costs	0.03	0.03
— Accumulated post-retirement health care benefit obligation	0.20	0.20

	1% decrease in health care trend costs would have decreased ($m):
— Aggregate service and interest costs	(0.01)	(0.01)
— Accumulated post-retirement health care benefit obligation	(0.20)	(0.20)

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
16.	EMPLOYEE BENEFIT PLANS

(a) Retirement benefits

Contributions to the various retirement schemes are fully expensed during the period in which they are incurred. The cost of providing retirement benefits for the Company’s defined contribution plans for year ended December 31, 2012 was $62.8 million (fiscal year ended December 31, 2011: $65.8 million; six months ended December 31, 2010: $33.6 million; fiscal year ended June 30, 2010: $67.2 million). There are no post retirement defined benefit plans.

(b) Share option schemes

The Gold Fields group grants equity-settled instruments comprising share options and restricted shares to directors, certain officers and employees. Sibanye Gold participated in the GF Management Incentive Scheme, the Gold Fields Limited 2005 Share Plan and the Gold Fields Limited 2012 Share Plan up to the Spin-off from Gold Fields. All plans are equity-settled.

The Gold Fields Limited 2005 Share Plan: At the Gold Fields’ annual general meeting held on November 17, 2005, the shareholders approved The Gold Fields Limited 2005 Share Plan, or The 2005 Plan, under which employees, including executive directors, are compensated.

The 2005 Plan provides for two types of awards: performance vesting restricted shares, or PVRS, and performance allocated share appreciation rights, or SARS. The PVRS will only be released to participants and the SARS will vest three years after the date of the award and/or allocation of such shares. However, in respect of the PVRS, Company performance criteria need to be met in respect of awards to executives. The size of the initial allocation of SARS and PVRS is dependent on the performance of the participant at the time of allocation. The allocations under The 2005 Plan are usually made annually in March.

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price
			Rand	$
Outstanding at July 1, 2009	4,018,411	1,671,870	111.44	13.83
Granted during the year	2,015,425	706,345	90.65	11.96
Exercised and released	(201,055)	—	—	—
Forfeited	(271,668)	(140,143)	107.66	14.20
Conditions for vesting not met	(421,039)	—	—	—
Transfers from the Gold Fields group	22,751	80,739	115.31	15.21

Outstanding at June 30, 2010	5,162,825	2,318,811	105.44	13.93
Granted during the period	31,105	11,950	101.48	14.21
Exercised and released	(288,108)	(8,167)	102.80	14.40
Forfeited	(385,842)	(303,191)	103.31	14.47
Transfers (to)/from the Gold Fields group	(232,118)	1,949,181	103.26	14.46

Outstanding at December 31, 2010	4,287,862	3,968,584	105.97	15.70
Granted during the period	1,324,161	455,542	119.17	16.51
Exercised and released	(1,321,403)	(540,135)	111.06	15.38
Forfeited	(333,574)	(213,455)	110.69	15.33
Transfers to the Gold Fields group	(666,971)	(2,458,758)	105.93	14.67

Outstanding at December 31, 2011	3,290,075	1,211,778	107.79	13.26
Exercised and released	(829,266)	(70,119)	105.98	12.94
Forfeited	(213,581)	(131,068)	116.62	14.24
Transfers to the Gold Fields group	(16,642)	(89,085)	106.21	12.97

Outstanding at December 31, 2012	2,230,586	921,506	106.82	12.46

During the year ended December 31, 2012, some share appreciation rights’ expiry dates were extended to enable participants who were disadvantaged due to closed periods to be placed in an equitable position. The incremental fair value of the modification was $nil. No share options were extended during the year end December 31, 2011.

In terms of the 2005 Plan rules, PVRS are granted for no consideration, vest after three years from grant date and do not expire. The PVRS due to have vested in fiscal year ended June 30, 2009 did not meet the vesting conditions. None of the PVRS granted after June 30, 2009 were exercisable on December 31, 2012 and December 31, 2011.

At the time the 2005 Plan was first implemented, the release of PVRS was subject to, among other things, the Gold Fields’ relative performance on the Philadelphia XAU Index (“XAU Index”). In fiscal year ended June 30, 2008, it became evident that the XAU Index was not representative of Gold Fields’ peer competitors, as some of the companies in the XAU Index are not pure gold mining companies. Furthermore, since the selection of the XAU Index as a benchmark, a number of relatively small gold producers have been included in the XAU Index and again these cannot be regarded as representative of Gold Fields’ peer competitors. Accordingly, instead of using the XAU Index, Gold Fields’ performance is therefore measured against only five gold mining companies whom it believes can be regarded as its peer competitors.

The incremental fair value resulting from the modification amounted to $7.8 million which was expensed over the remaining vesting period of the restricted shares. In terms of the 2005 Plan rules, SARS currently expire no later than six years from the grant date and vest three years after grant date. None of the SARS granted after June 30, 2009 were exercisable on December 31, 2012 and December 31, 2011. The average exercise price for SARS outstanding at December 31, 2012 and December 31, 2011 was R106.83 ($12.47) and R107.79 ($13.26) respectively. No further SARS allocations are being made under the Gold Fields Limited 2005 Share Plan following the introduction of the Employee Share Bonus Plan.

The following tables summarize information relating to the options outstanding at December 31, 2012 and December 31, 2011.

	Outstanding options at December 31, 2011
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	85.00 - 109.99	10.46 - 13.52	712,244	3.62	99.36	12.22
	110.00 - 134.99	13.53 - 16.6	499,554	4.51	119.82	14.74

Total			1,211,798	3.99	107.79	13.26

	Outstanding options at December 31, 2012
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	85.00 - 109.99	9.92 - 12.83	544,466	2.71	98.12	11.45
	110.00 - 134.99	12.84 - 15.75	371,110	4.13	119.13	13.90
	135.00 - 159.99	15.76 - 18.67	5,930	5.01	136.29	15.90

Total			921,506	3.30	106.83	12.47

The PVRS have not been included in the table above as they do not have an expiry date and are granted for no consideration.

GF Management Incentive Scheme: Prior to approval of The 2005 Plan, share options were available to executive officers and other employees, as determined by the Gold Fields Board of Directors under The GF Management Incentive Scheme. Options to purchase a total of 26,000 ordinary shares were outstanding under The GF Management Incentive Scheme as of December 31, 2012 none of which were held by the executives of Sibanye. The exercise prices of all outstanding options range between R89.80 and R140.66 per ordinary share and they expire between January 3, 2013 and July 1, 2013. The exercise price of each ordinary share which is the subject of an option is the weighted average price of the ordinary shares on the JSE on the day immediately preceding the date on which the Board of Directors resolved to grant the option.

Each option may normally only be exercised by a participant on the following bases: (1) after two years have elapsed from the date on which the option was accepted by the participant, in respect of not more than one-third of the ordinary shares which are the subject of that option; (2) after three years have elapsed from the date on which the option was accepted by the participant, in respect of not more than a further one-third (representing two-thirds cumulatively) of the ordinary shares which are the subject of that option; and (3) after four years have elapsed from the date on which the option was accepted by the participant, in respect of all the ordinary shares which are the subject of that option, subject to revision by the Gold Fields Board of Directors. For so long as a person continues to work for the Gold Fields Group, options lapse seven years after the date of acceptance of the option by the participant. Options vest as soon as they are exercisable, and employees who leave the Gold Fields group have one year following their departure to exercise options which have vested. Options which are not yet exercisable are forfeited upon leaving employment, subject to exceptions relating to changes in control of Gold Fields and no fault termination of service as part of organizational restructuring.

The share option scheme may be amended from time to time by the Board of Directors and the trustees of the scheme in any respect (except in relation to amendments affecting: (1) the eligibility of participants under the scheme; (2) the formula for calculating the total number of ordinary shares which may be issued under the scheme; (3) the maximum number of options which may be acquired by any participant; (4) the option price formula; and (5) the voting, dividend and transfer rights attaching to options, which may only be amended through approval in a general meeting), provided that no such amendment shall operate to affect the vested rights of any participant.

The first allocations were made under The 2005 Plan in March 2006 and no further allocations will be made under The GF Management Incentive Scheme from that date.

For the convenience of the reader, the Rand amounts have been converted to U.S. dollars at the balance sheet rates for the respective fiscal years.

Details of the options granted under the GF Management Incentive Scheme are detailed below.

	Number of Options	Average option price
		Rand	$
Outstanding at July 1, 2009	823,730	79.03	9.81
Exercised and released	(351,420)	75.69	9.99
Forfeited	(64,648)	95.41	12.59

Outstanding at June 30, 2010	407,662	79.32	10.48
Exercised and released	(165,153)	76.70	10.74
Forfeited	(14,169)	106.31	14.89

Outstanding at December 31, 2010	228,340	79.54	11.78
Exercised and released	(147,136)	74.46	10.31
Forfeited	(14,100)	111.75	15.48

Outstanding at December 31, 2011	67,104	80.83	9.94
Exercised and released	(35,036)	64.82	7.91
Forfeited	(6,068)	97.97	11.96

Outstanding at December 31, 2012	26,000	98.42	11.48

In terms of the GF Management Incentive Scheme rules, options currently expire no later than seven years from the grant date. All of the outstanding options under this Scheme have vested and are therefore exercisable. The range of exercise prices for options outstanding at December 31, 2012 was R89.80 to R140.66. The range of exercise prices for options is wide primarily due to the fluctuation of the price of the Gold Fields stock over the period of the grants.

No further allocations are being made under the GF Management Incentive Scheme in view of the Gold Fields Limited 2005 Share Plan.

The following table summarizes information relating to the options outstanding at December 31, 2012 and December 31, 2011.

	Outstanding options at December 31, 2011
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	60.00 - 84.99	7.38 - 10.45	38,504	0.37	64.92	7.99
	85.00 - 109.99	10.46 - 13.52	19,200	0.86	89.80	11.05
	110.00 - 134.99	13.53 - 16.60	4,200	1.03	111.66	13.73
	135.00 - 159.99	16.61 - 19.68	5,200	1.16	140.66	17.30

Total			67,104	0.61	80.83	9.94

	Outstanding options at December 31, 2012
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	85.00 - 109.99	9.92 - 12.83	19,200	0.41	89.80	10.48
	110.00 - 134.99	12.84 - 15.75	4,200	0.04	111.66	13.03
	135.00 - 159.99	15.76 - 18.67	2,600	0.17	140.66	16.41

Total			26,000	0.33	98.42	11.48

These options will expire if not exercised at specific dates ranging from January 3, 2013 and July 1, 2013. Market prices of shares for which options were exercised during the year ended December 31, 2012 ranged from R63.65 to R111.66.

The Group used the Black Scholes Model to value the SARS. The inputs to the model for awards granted during the period were as follows:

	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Weighted average exercise price—Rand	—	119.17	93.89	90.84
Weighted average expected volatility*	—	46.4%	50.2%	52.0%
Expected term (years)	—	5.90	3.0 - 4.2	3.0 - 4.2
Historical dividend yield	—	1.70%	1.00%	1.00%
Weighted average risk free interest rate	—	6.90%	6.90%	7.90%
Weighted average fair value—Rand	—	51.66	55.06	43.80

The Group used the Monte-Carlo Simulation to value the PVRS. The inputs to the model for awards granted during the year were as follows:
Weighted average expected volatility*	—	64.1%	50.1%	50.4%
Expected term (years)	—	3.0	3.0	3.0
Historical dividend yield	—	1.70%	1.90%	1.40%
Weighted average risk free interest rate (based on U.S. interest rate)	—	0.20%	0.20%	0.20%
Weighted average fair value—Rand	—	206.27	191.38	155.78

*	Based on a statistical analysis of the historical share price on a weighted moving average basis for the expected term of the option

The Gold Fields Limited 2012 Share Plan: At the Gold Fields annual general meeting on May 14, 2012 Gold Fields shareholders approved the adoption of the Gold Fields Limited 2012 Share Plan to replace the Gold Fields Limited 2005 Share Plan. The Plan provides for two methods of participation, namely the Performance Share (“PS”) Method and the Bonus Share (“BS”) Method. This plan seeks to attract, retain, motivate and reward participating employees on a basis which seeks to align the interests of such employees with those of the Gold Fields share owners.

The salient features of the Plan are:

•

PS and BS are offered to participants annually in March. Quarterly allocations of PS are also made in June, September and December on a pro rata basis to qualifying new employees. PS and BS are performance-related shares, granted at zero cost ( the shares are granted in exchange for the rendering of service by participants to Gold Fields during the three year restricted period prior to the share vesting period);

•

based on the rules of the Plan, the actual number of PS which would be settled to a participant three years after the original award date is determined by Gold Fields’ performance measured against the performance of seven other major gold mining companies (“the peer group”) based on the relative change in the Gold Fields share price compared to the basket of respective US Dollar share prices of the peer group. Furthermore, for PS awards to be settled to members of the Gold Fields Executive Committee, an internal Gold Fields performance target is required to be met before the external relative measure is applied. The internal target performance criterion has been set at 85% of the Gold Fields’ planned gold production over the three-year measurement period as set out in the business plans of Gold Fields and approved by the Gold Fields Board. In the event that the internal target performance criterion is met the full initial target award shall be settled on the settlement date. In addition, the Gold Fields Remuneration Committee has determined that the number of PS to be settled may be increased by up to 200% of the number of the initial target PS conditionally awarded, depending on the performance of Gold Fields relative to the performance of the peer group, based on the relative change in the Gold Fields share price compared to the basket of respective US Dollar share prices of the peer group.

•

the performance that will result in the settlement of shares is to be measured by Gold Fields’ share price performance relative to the share price performance of the following peer gold mining companies, collectively referred to as “the peer group” (AngloGold Ashanti, Barrick Gold Corporation, GoldCorp Incorporated, Harmony Gold Mining Gold Fields, Newmont Mining Corporation, Newcrest Mining Limited and Kinross Gold Corporation), over the three year period.

•

the performance of the Gold Fields’ shares against the shares of the peer group will be measured for the three-year period running from the first business day of the month preceding the relevant allocation and award date;

•

based on the rules of the Plan, the actual number of BS which would be settled equally to a participant over a nine-month and a 18-month period after the original award date is determined by the employee’s annual cash bonus calculated with reference to actual performance against predetermined targets for the financial year ended immediately preceding the award date.

The below summary reflects instruments allocated to Sibanye Gold:

	Number of Performance shares	Number of Bonus shares
Outstanding at December 31, 2011	—	—
Granted during the period	1,638,684	489,748
Exercised and released	—	(216,715)
Forfeited	(73,889)	(16,582)
Transfers from the Gold Fields group	(27,412)	—

Outstanding at December 31, 2012	1,537,383	256,451

The fair value of the above equity instruments granted during the period were valued using the Monte Carlo Simulation models:

The Group uses a future trading model to estimates the loss in value to the holders of the bonus shares (BS) due to trading restrictions. The actual valuation is developed using the Monte Carlo analysis of the future share price of Gold Fields. The inputs to the model for awards granted during the period were as follows:

	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Weighted average expected volatility*	29.4%	—	—	—

Expected term (months)	9 - 18	—	—	—

Historical dividend yield	2.70%	—	—	—

Weighted average risk free interest rate (based on South African interest rates)	5.50%	—	—	—

Weighted average fair value—Rand	115.74	—	—	—

The Group uses the Monte-Carlo Simulation to value the performance shares (PS). The inputs to the model for awards granted during the year were as follows:
Weighted average expected volatility*	36.5%	—	—	—

Expected term (years)	3.0	—	—	—

Historical dividend yield	1.60%	—	—	—

Weighted average risk free interest rate (based on U.S. interest rate)	0.70%	—	—	—

Weighted average fair value—Rand	162.41	—	—	—

*	Based on a statistical analysis of the historical share price on a weighted moving average basis for the expected term of the option

Vesting of PS is based on Gold Fields’ performance on the Philadelphia XAU Index (“XAU”) relative to the seven representative peers in the gold mining industry rather than all members of the index, because some members of the index are not purely gold mining companies or are small producers.

(c) South African Equity Empowerment Transactions

The South African Mining Charter requires mining entities to achieve a 26% ownership of South African mining assets by historically disadvantaged South Africans, or HDSA, by the year 2014.

In fiscal year ended June 30, 2004, Gold Fields implemented its first 15% Black Economic Empowerment, or BEE, transaction with Mvelaphanda, a BEE partner. During the six months ended December 31, 2010, Gold Fields implemented two empowerment transactions to comply with the 2014 BEE equity ownership targets. The value of these transactions was $182.1 million comprising of an employee share option plan, or ESOP, for an effective 10.75% indirect beneficial interest in GFIMSA and a broad-based BEE transaction for an effective 1.0% indirect beneficial interest in GFIMSA. For accounting purposes, these transactions qualify as share-based compensation costs. $10.8 million of the $182.1 million related to South Deep, which is included within discontinued operations.

Under the ESOP transaction, 13.5 million Gold Fields shares were issued to approximately 47,000 GFIMSA employees. These shares were valued on the grant date using the Gold Fields closing share price of R122.79 on December 22, 2010, adjusted by a marketability discount of 25.8% to reflect the value of the restrictions placed on these shares; that the eligible employees may not dispose of the shares until after 15 years from grant date. The cost of this once-off stock-based compensation was $171.9 million.

Under the broad-based BEE transaction, 0.6 million Gold Fields shares were issued to broad-based BEE partners on December 23, 2010. The share-based compensation cost, based on the Gold Fields closing share price of R118.51, was $10.2 million. These shares were not adjusted by a marketability discount because they had no trading restrictions.

(d) Sibanye Gold Limited 2013 Share Plan

On November 21, 2012 the shareholder of Sibanye Gold passed a resolution to approve and adopt for implementation the Sibanye Gold 2013 Share Plan (the “SGL Plan”) with effect from the date of listing in February 2013. This plan was implemented to replace the Gold Fields Limited 2012 Share Plan that Sibanye Gold’s employees participated in. The SGL Plan provides for two methods of participation, namely the Performance Share Method (“PS”) and the Bonus Share Method (“BS”). This plan seeks to attract, retain, motivate and reward participating employees on a basis which seeks to align the interests of such employees with those of the shareholders.

The salient features of the Plan are:

•

PS and BS are offered to participants annually in March. Quarterly allocations of PS are also made in June, September and December on a pro rata basis to qualifying new employees. PS and BS are performance-related shares, granted at zero cost (the shares are granted in exchange for the rendering of service by participants to the Group during the three-year restricted period prior to the share vesting period);

•

based on the rules of the SGL Plan, the actual number of PS which would be settled to a participant three years after the original award date is determined by the Company’s performance measured against the performance of five other major gold mining companies (the peer group) based on the relative change in the Sibanye Gold share price compared to the basket of respective share prices of the peer group. Furthermore, for PS awards to be settled to members of the Executive Committee, an internal company performance target is required to be met before the external relative measure is applied;

•

the performance of the Company that will result in the settlement of shares is to be measured by the Company’s share price performance relative to the share price performance of peer gold mining companies to be determined by the Remuneration Committee over a three-year period;

•	the performance of the Company’s shares against the shares of the peer group will be measured for the three-year period running from the relevant award date;

•	BS are offered to participants annually in March; and

•

based on the rules of the SGL Plan, the actual number of BS which would be settled equally to a participant over a nine month and an 18-month period after the original award date is determined by the employee’s annual cash bonus calculated with reference to actual performance against predetermined targets for the financial year ended immediately preceding the award date.

The directors were authorised to issue and allot all or any of such shares required for the plans, but in aggregate all plans may not exceed 35,309,563 of the total issued ordinary shares capital of the Company. An individual participant may also not be awarded an aggregate of shares from all or any such plans exceeding 3,530,956 of the Company’s total issued ordinary share capital.

The compensation cost related to awards to be granted in the future will mirror the costs that would have been expensed in future periods under the Gold Fields Limited Share Plans above. All Gold Fields shares will vest pro rata (“no fault termination” rules will apply). The proportionate unvested options under the Gold Fields Limited Share Plans on date of Spin-off will be replaced with Sibanye Gold shares to the equivalent value.

The value of the unvested options will be valued and adjusted at the volume weighted average share price (“VWAP”) of Gold Fields Limited 10 days prior to the listing of Sibanye Gold Limited. These options will be replaced with Sibanye Gold Limited 2013 share options to the equivalent value based on the Sibanye Gold VWAP three days prior to March 1, 2013.

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS
17.	DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS

Risk management activities

In the normal course of its operations, the Group is exposed to commodity price, currency, interest rate, liquidity and credit risk. In order to manage these risks, the Group has developed a comprehensive risk management process to facilitate control and monitoring of these risks.

Commodity price and currency risk

The market price of gold, denominated in U.S. dollars, exposes the Group to transaction and translation exposure from fluctuations in foreign currency exchange rate. Accordingly, the significant fluctuation in the price of gold affects the Group’s results. As at December 31, 2012 and 2011 there were no material foreign currency exposures. The Group does not currently hedge the exposure to commodity price and currency risk.

Concentration of credit risk

The Group’s financial instruments do not represent a concentration of credit risk as the Group deals with a number of major banks. Accounts receivable are regularly monitored and assessed and where necessary an adequate level of provision is maintained.

A formal process of allocating counterparty exposure and prudential limits is approved by the Gold Fields Audit Committee and is applied under the supervision of the Gold Fields executive committee. Facilities requiring margin payments are not engaged.

Interest rate and liquidity risk

Fluctuations in interest rates impact on the value of investments and financing activities, giving rise to interest rate risk. The Group does not currently hedge its exposure to interest rate risk.

In the ordinary course of business, the Group receives cash proceeds from its operations and is required to fund working capital and capital expenditure requirements. The cash is managed to ensure surplus funds are invested to maximize returns while ensuring that capital is safeguarded to the maximum extent possible by investing only with top financial institutions.

Contractual arrangements for uncommitted borrowing facilities are maintained with several banking counterparties to meet the Group’s normal contingency funding requirements.

Fair value

The fair value of a financial instrument is defined as the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The carrying amounts of receivables, related party receivables, accounts payable, related party payables and cash and cash equivalents are a reasonable estimate of their fair values due to the short-term maturity of such instruments. The investments in the environmental trust fund approximate fair value as the monies are invested in short-term maturity investments. The listed investments are carried at market value. Long-term loans approximate fair value as they are subject to market based floating rates.

The estimated fair values of the Group’s financial instruments are:

	December 31, 2012		December 31, 2011
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	34.0	34.0	44.6	44.6
Receivables	42.5	42.5	46.4	46.4
Related party receivables	64.0	64.0	74.1	74.1
Non-current investments	155.5	155.5	164.8	164.8

Financial liabilities
Long-term loans	492.5	492.5	—	—
Accounts payable and provisions	159.7	159.7	165.7	165.7
Related party payables	2,000.7	2,000.7	2,653.1	2,653.1

Fair value accounting establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

•	Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2—Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

•	Level 3—Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Group’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification (“ASC”) fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2012		December 31, 2011
	Environmental Trust Funds	Unlisted investments	Environmental Trust Funds	Unlisted investments
Level 1	125.3	—	113.1	—
Level 2	30.0	—	39.0	—
Level 3	—	0.2	—	0.2

	155.3	0.2	152.1	0.2

The Group investments held in environmental funds comprises interest-bearing short-term investments of which investments amounting to $125.3 million (2011: $113.1 million) are valued using quoted market prices and investments of $30.0 million (2011: $39.0 million) are valued using inputs other than quoted prices that are observable for the assets. There was no change in the fair value of unlisted investments at each balance sheet date.

Derivative contracts

There where no outstanding derivative contracts at each balance sheet date.

ADDITIONAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2012
ADDITIONAL CASH FLOW INFORMATION
18.	ADDITIONAL CASH FLOW INFORMATION

(a) Supplemental cash flow disclosure

The income and mining taxes paid in the statement of cash flows represents actual cash paid. The following amounts of interest paid were included in net cash provided by operating activities:

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Interest paid	14.5	2.0	7.9	27.2

(b) Distribution of South Deep

Refer to note 3 on disclosures relating to the distribution of South Deep which was excluded from the statement of cash flows.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
19.	COMMITMENTS

	December 31, 2012	December 31, 2011
Capital expenditure—authorized
KDC	401.0	373.7
Beatrix	104.8	87.1
Other	0.8	0.4

	506.6	461.2

Capital expenditure—contracted for	59.7	49.3
Other guarantees	0.5	0.5

All the contracted capital expenditure as at December 31, 2012 and December 31, 2011 relates to obligations within the next 12 months. This expenditure primarily relates to hostel upgrades, mining activity and infrastructure for both periods.

Commitments will be funded from internal cash resources and borrowings as necessary.

Refer to note 12(f) for details relating to Gold Fields’ debt guaranteed by Sibanye Gold

CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
CONTINGENT LIABILITIES
20.	CONTINGENT LIABILITIES

World Gold Council

Gold Fields, which was the ultimate holding company of Sibanye Gold at December 31, 2012, is a member of the World Gold Council. In terms of the membership agreement, all members are responsible for certain costs, including on-going costs on a three-year rolling basis, winding up costs, if applicable, and various other contingent liabilities. Apportionment of liabilities to individual members, should they arise, is done proportionate to the member’s production relative to the total production of all members. To date, no claims have been made on Gold Fields.

Occupational health care services

The Group provides occupational healthcare services to its employees through its existing facilities at the various operations. There is a risk that the cost of providing such services could increase in the future depending upon changes in the nature of underlying legislation and the profile of employees. Any such increased cost has not yet been quantified. The Group is monitoring developments in this regard.

The principal health risks associated with Sibanye Gold’s mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Sibanye Gold’s workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease (“COAD”) as well as noise induced hearing loss (“NIHL”). The Occupational Diseases in Mines and Works Act, 78 of 1973, or ODMWA, governs the compensation paid to mining employees who contract certain illnesses, such as silicosis. Recently, the South African Constitutional Court ruled that a claim for compensation under ODMWA does not prevent an employee from seeking compensation from its employer in a civil action under common law (either as individuals or as a class). While issues, such as negligence and causation, need to be proved on a case by case basis, it is possible that such ruling could expose Sibanye Gold to claims related to occupational hazards and diseases (including silicosis), which may be in the form of a class or similar group action. If Sibanye Gold were to face a significant number of such claims and the claims were suitably established against it, the payment of compensation for the claims could have a material adverse effect on Sibanye Gold’s results of operations and financial condition. In addition, Sibanye Gold may incur significant additional costs arising out of these issues, including costs relating to the payment of fees, levies or other contributions in respect of compensatory or other funds established (if any) and expenditures arising out of its efforts to resolve any outstanding claims or other potential action.

On August, 21 2012, a court application was served on a group of respondents that included Sibanye Gold (the August Respondents). On December 21, 2012, a further court application was issued and was formally served on a number of respondents, including Sibanye Gold, (the December Respondents and, together with the August Respondents, the Respondents) on 10 January 2013, on behalf of classes of mine workers, former mine workers and their dependants who were previously employed by, or who are currently employed by, amongst others, Sibanye Gold and who allegedly contracted silicosis and/or other occupational lung diseases (the “Classes”). The court application of August 21, 2012 and the court application of December 21, 2012 are together referred to below as the “Applications”.

These Applications request that the court certify a class action to be instituted by the applicants on behalf of the Classes. The Applications are the first and preliminary steps in a process where, if the court were to certify the class action, the applicants may, in a second stage, bring an action wherein they will attempt to hold the Respondents liable for silicosis and other occupational lung diseases and resultant consequences. In the second stage, the Applications contemplate addressing what the applicants describe as common legal and factual issues regarding the claim arising from the allegations of the entire Classes. If the applicants are successful in the second stage, they envisage that individual members of the Classes could later submit individual claims for damages against the respective Respondents. The Applications do not identify the number of claims that may be instituted against the Respondents or the quantum of damages the applicants may seek.

With respect to the Applications, Sibanye Gold has filed a notice of its intention to oppose the Applications and has instructed its attorneys to defend the claims. Sibanye Gold and its attorneys are engaging with the applicants’ attorneys in both applications to try to establish a court-sanctioned process to agree the timelines, (including the date by which Sibanye Gold must file its papers opposing the Applications) and the possible consolidation of the separate applications. At this stage, Sibanye Gold cannot quantify its potential liability from these actions.

Acid mine drainage

The Group has identified a risk of potential long-term Acid Mine Drainage (“AMD”) on certain of its operations. AMD relates to the acidification and contamination of naturally occurring water resources by pyrite-bearing ore contained in underground mines and in rock dumps, tailings dams and pits on the surface. The Group has not been able to reliably determine the financial impact that AMD might have on the Group, however, the Group has adopted a proactive approach by initiating projects such as Liquid Gold (long-term water management strategy), and the identification of mine rehabilitation to focus on AMD risk management. The Group also conducts acid base accounting to obtain a more detailed understanding of where they key potential AMD risks are located at identified operations, thereby better informing appropriate long-term mitigation strategies.

LINES OF CREDIT	12 Months Ended
Dec. 31, 2012
LINES OF CREDIT
21.	LINES OF CREDIT

	December 31, 2012	December 31, 2011

The Group had unused lines of credit available amounting to:	788.3	208.6

These unused lines of credit are shared with the Gold Fields group and after the Spin-off date the Group no longer has access to these lines of credit.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

Sibanye Gold entered into related party transactions with Rand Refinery, Gold Fields, Gold Fields Group Services (Proprietary) Limited (“Gold Fields Group Services”), GFLMS and other Gold Fields’ subsidiaries.

The transactions with these related parties are generally conducted with terms comparable to transactions with third parties, however in certain circumstances such as related party loans, the transactions are not at arm’s length.

Rand Refinery

Rand Refinery, in which Sibanye Gold holds a 33.1% interest, has an agreement with the Group whereby it refines all the Group’s gold production. NJ Holland, a director of Sibanye Gold up to December 31, 2012, was an alternate director of Rand Refinery and has held his directorship since September 30, 2008. Prior to this date, he had been a director of Rand Refinery since July 10, 2000. Sibanye Gold paid Rand Refinery $1.6 million, $1.7 million, $0.8 million and $1.3 million in refining fees for the fiscal years ended December 31, 2012 and 2011, six month period ended December 31, 2010 and fiscal year ended June 30 2010, respectively. Sibanye Gold received from Rand Refinery of $5,4 million during the six month period ended December 31, 2010. No dividends were received during the fiscal years ended December 31, 2012, December 31, 2011 and June 30, 2010

Gold Fields group

As indicated in note 1, Sibanye Gold was a wholly owned subsidiary of Gold Fields up to February 18, 2013. As indicated below, some transactions that were related-party transactions during the fiscal year might have stopped, been cancelled or settled or might continue as detailed below. Post the Spin-off, as described in note 1, Gold Fields and Sibanye Gold will continue to provide services to each other as described in a transitional services agreement. These services may include corporate functions and infrastructure support, purchasing, corporate communications, human resources and benefit management, treasury and finance, investor relations, corporate controller, internal audit, legal and tax advice, compliance regarding internal controls and information technology functions, on a transitional basis for a period of up to 12 months after Spin-off.

The Group has a service level arrangement with Gold Fields Group Services which provides, amongst other services, payroll, procurement and payment services. Gold Fields Group Services, which accounts for the significant balance of related-party accounts receivable at 31 December 2012 and 2011 (refer to note 9), is a wholly owned subsidiary of Gold Fields. The accounts receivable balances represent the value of services paid for by the Group that is recoverable from Gold Fields Group Services.

The Group’s related-party accounts receivable balance of $64.0 million and $27.8 million at December 31, 2012 and 2011, respectively, consists of $15.9 million (2011: $16.3 million) owed by Gold Fields Group Services as discussed above; $33.9 million (2011:$1.6 million) owed by South Deep Mine; $6.9 million (2011: $1.3 million) owed by Abosso Goldfields Limited and $7.3 million (2011: $8.5 million) owed by a number of other subsidiaries of Gold Fields related to services provided by the Group.

Gold Fields Group Services charged a management fee (“corporate expenditure”) relating to the provision of corporate services such as financial reporting, treasury, tax and legal services, secretarial, technical services and human resources. Corporate expenditure costs are determined based on the time spent by the Gold Fields corporate staff on providing the above mentioned services to the Group. The amounts charged to the Group are reflected in the Statement of Operations as “Corporate expenditure (related party)” for each period presented.

At December 31, 2011 a significant portion of related party payables reflects amounts owing to GFO for the South Deep operation by the Group. As part of the service level agreement, the Group provides services related to South Deep’s working capital and capital requirements i.e. procurement, payroll and financial services. In order to fund these working capital and capital requirements, the Group draws down amounts on behalf of South Deep via the Gold Fields treasury department. The accounts payable at December 31, 2011 (refer to note 13) represent drawn amounts not yet expended on South Deep’s working and capital requirements.

GFLMS has a related party loan (refer note 13) with the Group at December 31, 2012 and 2011. This loan was unsecured, interest free and had no fixed terms of repayment. As detailed in the subsequent events note (refer note 24), this loan was repaid as part of the Spin-off.

Refer to note 12 for details of the debt guarantees between Sibanye Gold and the Gold Fields group. Also refer to note 3 for the distribution of the South Deep operation to Newshelf, a related party.

GEOGRAPHICAL AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
GEOGRAPHICAL AND SEGMENT INFORMATION
23.	GEOGRAPHICAL AND SEGMENT INFORMATION

Sibanye Gold is primarily involved in gold mining in South Africa. The segment results have been prepared and presented based on management’s reporting format. Sibanye Gold prepares its financial records for management reporting purposes in accordance with International Financial Reporting Standards, or IFRS, and such IFRS information by segment is what Sibanye Gold’s chief operating decision maker reviews in allocating resources and making investment decisions. Sibanye Gold’s gold mining operations are managed and internally reported based upon the mining operations of: Kloof-Driefontein Complex, or KDC, (prior to July 1, 2010, Driefontein and Kloof divisions were reported as separate segments), the Beatrix division and the South Deep mine until its distribution in December 2010. The Group also has Corporate and services operations whose primary focus is servicing the Group’s mining operations. Corporate costs are allocated between segments based upon the time spent on each segment by members of the executive team.

	Fiscal Year Ended December 31, 2012
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reclassifications	Reconciling items	Group Consolidated- U.S. GAAP
Statement of operations
Revenue	1,543.4	477.8	—	2,021.2	—	—	2,021.2
Operating costs	(1,005.7)	(321.9)	—	(1,327.6)	(4.0)	(7.3)	(1,338.9)

Operating profit	537.7	155.9	—	693.6	(4.0)	(7.3)	682.3
Amortization and depreciation	(209.1)	(77.1)	(2.3)	(288.5)	—	(15.6)	(304.1)

Net operating profit/(loss)	328.6	78.8	(2.3)	405.1	(4.0)	(22.9)	378.2
Other items as detailed in statement of operations	(49.8)	(9.4)	(3.5)	(62.7)	4.0	(1.7)	(60.4)
Royalties	(25.8)	(8.6)	—	(34.4)	—	—	(34.4)
Current taxation	(40.2)	(14.8)	(2.9)	(57.9)	—	—	(57.9)
Deferred taxation	71.4	29.1	2.0	102.5	—	22.9	125.4

Profit/(loss) after taxation	284.2	75.1	(6.7)	352.6	—	(1.7)	350.9

	December 31, 2012
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reconciling items	Group Consolidated- U.S. GAAP
Balance sheet
Total assets (excluding deferred tax assets)	2,126.3	313.1	(143.5)	2,295.9	153.4	2,449.3
Total liabilities (excluding deferred tax liabilities)	740.8	(26.8)	2,224.9	2,938.9	(67.3)	2,871.6
Deferred tax liability/(asset)	379.2	110.3	(3.8)	485.7	57.2	542.9
Capital expenditure	296.2	80.4	2.7	379.3	—	379.3

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

	Fiscal Year Ended December 31, 2011
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reclassifications	Reconciling items	Group Consolidated- U.S. GAAP
Statement of operations
Revenue	1,745.6	555.4	—	2,301.0	—	—	2,301.0
Operating costs	(1,032.2)	(333.6)	—	(1,365.8)	(26.2)	(1.8)	(1,393.8)

Operating profit	713.4	221.8	—	935.2	(26.2)	(1.8)	907.2
Amortization and depreciation	(230.4)	(71.2)	(2.2)	(303.8)	—	(20.1)	(323.9)

Net operating profit/(loss)	483.0	150.6	(2.2)	631.4	(26.2)	(21.9)	583.3
Other items as detailed in statement of operations	(56.1)	(11.2)	1.3	(66.0)	26.2	—	(39.8)
Royalties	(35.5)	(4.6)	—	(40.1)	—	—	(40.1)
Current taxation	(88.5)	(0.3)	(3.1)	(91.9)	—	—	(91.9)
Deferred taxation	(39.7)	(43.4)	(0.2)	(83.3)	—	7.7	(75.6)

Profit/(loss) after taxation	263.2	91.1	(4.2)	350.1	—	(14.2)	335.9

	December 31, 2011
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reconciling items	Group Consolidated- U.S. GAAP
Balance sheet
Total assets (excluding deferred tax assets)	1,714.5	225.0	332.9	2,272.4	197.6	2,470.0
Total liabilities (excluding deferred tax liabilities)	414.2	(103.5)	2,819.4	3,130.1	(33.5)	3,096.6
Deferred tax liability/(asset)	471.6	145.6	(1.9)	615.3	83.3	698.6
Capital expenditure	318.6	84.6	1.6	404.8	—	404.8

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

	Six Months Ended December 31, 2010
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reclassifications	Reconciling items	Group Consolidated- U.S. GAAP	Discontinued Operation- U.S GAAP basis
	Continuing operations
Statement of operations
Revenue	814.3	259.1	—	1,073.4	—	—	1,073.4	169.3
Operating costs	(533.6)	(172.8)	—	(706.4)	(30.5)	1.1	(735.8)	(126.2)

Operating profit	280.7	86.3	—	367.0	(30.5)	1.1	337.6	43.1
Amortization and depreciation	(122.5)	(36.9)	2.0	(157.4)	0.0	(9.4)	(166.8)	(35.7)

Net operating profit/(loss)	158.2	49.4	2.0	209.6	(30.5)	(8.3)	170.8	7.4
Profit on distribution of South Deep	—	—	638.5	638.5	—	(638.5)	—	—
Other items as detailed in statement of operations	(148.9)	(47.7)	(32.1)	(228.7)	30.5	—	(198.2)	(23.0)
Royalties	(11.8)	(1.3)	0.0	(13.1)	—	—	(13.1)	(0.9)
Current taxation	(20.5)	(0.4)	(12.2)	(33.1)	—	—	(33.1)	0.0
Deferred taxation	33.7	(7.9)	(3.9)	21.9	—	19.8	41.7	4.8

Profit/(loss) after taxation	10.7	(7.9)	592.3	595.1	—	(627.0)	(31.9)	(11.7)

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

	Fiscal Year Ended June 30, 2010
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reclassifications	Reconciling items	Group Consolidated- U.S. GAAP	Discontinued Operation- U.S GAAP basis
	Continuing operations
Statement of operations
Revenue	1,384.1	424.7	—	1,808.8	—	—	1,808.8	288.7
Operating costs	(957.4)	(299.9)	—	(1,257.3)	(2.8)	1.7	(1,258.4)	(221.1)

Operating profit	426.7	124.8	—	551.5	(2.8)	1.7	550.4	67.6
Amortization and depreciation	(187.6)	(71.5)	(2.1)	(261.2)	—	(17.1)	(278.3)	(62.9)

Net operating profit/(loss)	239.1	53.3	(2.1)	290.3	(2.8)	(15.4)	272.1	4.7
Other items as detailed in statement of operations	(26.1)	(6.4)	11.5	(21.0)	2.8	(9.2)	(27.4)	(29.9)
Royalties	(6.9)	(0.7)	0.0	(7.6)	—	0.0	(7.6)	(0.5)
Current taxation	(29.4)	(0.3)	10.2	(19.5)	—	0.0	(19.5)	—
Deferred taxation	(41.9)	(18.6)	(2.1)	(62.6)	—	2.9	(59.7)	(3.0)

Profit/(loss) after taxation	134.8	27.3	17.5	179.6	—	(21.7)	157.9	(28.7)

Notes to the reconciliation of segment information to the historical financial statements	12 Months Ended
Dec. 31, 2012
Notes to the reconciliation of segment information to the historical financial statements
24.	Notes to the reconciliation of segment information to the historical financial statements

The following provides a breakdown of the reconciling items for each line item presented

		Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
		December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Operating costs
Provision for rehabilitation	(d)	(7.3)	(1.8)	1.1	1.7

Amortization and depreciation
Business combination—acquisition of Kloof during the formation of Original Gold Fields	(a)	(4.0)	(5.6)	(2.7)	(5.3)
Business combination—acquisition of Driefontein during the formation of Gold Fields	(b)	(13.6)	(15.3)	(7.7)	(14.6)
Provision for rehabilitation	(d)	2.0	0.8	1.0	2.9
Amortization—capitalized interest	(e)	—	—	—	(0.1)

Net Increase in amortization		(15.6)	(20.1)	(9.4)	(17.1)

South Deep
Profit on distribution of South Deep	(c)	—	—	(638.5)	—

Other items as detailed in the statement of operations		(1.7)	—	—	(9.2)

		December 31, 2012	December 31, 2011
Total liabilities excluding deferred income and mining taxes
Provision for rehabilitation	(d)	(44.4)	(33.5)
Debt guarantee in respect of a group company	(g)	(22.9)	—

		(67.3)	(33.5)

Total assets
Business combination—formation of Original Gold Fields	(a)	64.9	72.4
Business combination—formation of Gold Fields	(b)	131.9	152.4
Provision for rehabilitation	(d)	(42.7)	(26.5)
Amortization—Interest capitalised	(e)	(0.2)	(0.1)
Interest capitalization	(e)	2.7	2.8
Investments in affiliates	(f)	(3.2)	(3.4)

Net increase in assets		153.4	197.6

Notes to the reconciliation of segment information to the historical financial statements

(a) Business combination—acquisition of Kloof during the formation of Original Gold Fields

For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.

(b) Business combination—acquisition of Driefontein during the formation of Gold Fields

For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders’ equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.

(c) South Deep

For management reporting purposes, the South Deep distribution was not disposed off at carrying values resulting in recognition of the amount in excess of the net asset in net income or loss. Under U.S. GAAP, transactions involving dividend in-specie is accounted for akin to transactions under common control, at historical carrying values. Therefore, there was no excess over the net asset value of South Deep operation recognized in net income or loss.

(d) Provision for rehabilitation

Revisions to the asset retirement obligation

For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP.

In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation.

Amortization of rehabilitation asset

For reasons discussed above, the rehabilitation asset’s carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge.

(e) Interest capitalization

For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Historically under U.S. GAAP, total outstanding debt financing was taken into account in calculating the amount of borrowing cost to be capitalized. The difference arise from the amortization of the historical difference that was capitalized.

(f) Investments in equity investees

For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.

(g) Debt guarantee in respect of parent’s debt

For management reporting purposes, a financial guarantee liability is recognized for the debt guarantee provided by the Group to its parent or another subsidiary of that parent’s debt issuers. Under U.S. GAAP, a guarantee by a subsidiary of the debt owed to a third party by either its parent or another subsidiary of that parent is not recognized.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

There were no events that could have a material impact on the financial results of the Group after December 31, 2012, except for the Share subscription, the repayment of the GFLMS loan and the Spin-off from Gold Fields, all as detailed in note 1.

In addition, as detailed in note 12, Sibanye Gold refinanced all of its debt which was under Gold Fields group debt facilities on February 18, 2013, by drawing down under the Rand bridge loan facilities. As of February 18, 2013, the Gold Fields group is not guaranteeing any debt of Sibanye Gold, similarly Sibanye Gold has been released from all of its obligations as guarantor under Gold Fields group debt, except, Sibanye Gold will remain a guarantor under the Notes.

Valuation and Qualifying Accounts Valuation allowances on deferred tax assets	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts Valuation allowances on deferred tax assets

Schedule 1—Valuation and Qualifying Accounts

Valuation allowances on deferred tax assets

($ in millions unless otherwise noted)

	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Continuing operations:
Opening balance	5.1	7.9	6.9	6.1
Charged to costs and expenses	0.3	—	0.2	0.4
Deduction	—	(1.4)	—	—
Foreign currency translation	(0.3)	(1.4)	0.8	0.4

Closing balance	5.1	5.1	7.9	6.9

Discontinued operation:
Opening balance	—	—	118.3	103.7
Charged to costs and expenses	—	—	—	7.9
Deduction	—	—	(11.7)	—
Distribution of South Deep	—	—	(108.60)	—
Foreign currency translation	—	—	2.0	6.7

Closing balance	—	—	0.0	118.3

Total closing balance (continuing and discontinued)	5.1	5.1	7.9	125.2

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
USE OF ESTIMATES
(a)	USE OF ESTIMATES: The preparation of the consolidated financial statements in conformity with United States generally accepted accounting principles, or US GAAP, requires the Group’s management to make estimates and assumptions about current and future events that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

Future events and their effects cannot be determined with absolute certainty. Therefore, the determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. Actual results ultimately may differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; asset impairments (including impairments of goodwill, long-lived assets, and investments); valuation of share-based compensation; income taxes; valuation allowances for deferred tax assets; and reserves for contingencies and litigation.

CONSOLIDATION
(b)	CONSOLIDATION: The Group’s financial statements include the financial statements of Sibanye Gold and its subsidiaries, and its share of results of investments in associates. A company in which the Group has, directly or indirectly, through subsidiary undertakings, a controlling interest is classified as a subsidiary undertaking. In addition, Sibanye Gold reviews its relationships with other entities to assess if Sibanye Gold is the primary beneficiary of a variable interest entity. If the determination is made that Sibanye Gold is the primary beneficiary, then that entity is consolidated from the date that Sibanye Gold was deemed to have become the primary beneficiary. The results of subsidiaries acquired or disposed of are included in the Group statements from the effective dates of acquisition or excluded from such statements as from the effective dates of disposal. Investments in companies which Sibanye Gold does not control, but where it has the ability to exercise significant influence over their operating and financial policies, are accounted for by the equity method.

Inter-company transactions and balances are eliminated on consolidation. Gains or losses that arise from a change in the Group’s interest in subsidiaries or equity method investees’ are recognized in equity.

Any excess between the purchase price and the fair value of the attributable net assets of subsidiaries and associates at the date of acquisition is capitalized as goodwill.

FOREIGN CURRENCY TRANSACTIONS
(c) (i)	FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions are recorded at the prevailing exchange rate at the date of the transaction. Monetary assets and liabilities designated in foreign currencies are translated at the exchange rate ruling at period end. Gains and losses arising from these translations are recognized in net income or loss.

(ii)	FUNCTIONAL CURRENCY: The functional currency of the Group’s operations is the South African Rand. The translation differences arising as a result of converting the South African Rand to U.S. dollars (reporting currency) using the current exchange rate method are included as a separate component of shareholder’s equity within Accumulated Other Comprehensive Income.

PROPERTY, PLANT AND EQUIPMENT
(d)	PROPERTY, PLANT AND EQUIPMENT

(i)	MINING ASSETS: Mining assets, including mine development costs and mine plant facilities, are recorded at cost.

The Group capitalizes all underground development costs to access specific ore blocks or other areas of the mine where such costs will provide future economic benefits as a result of establishing proven and probable reserves associated with a specific block or area of operations, even after the reef horizon may have been intersected with the development of the first specific ore block or area of the mine. All costs associated with the development of a specific underground block or area are capitalized until saleable minerals are extracted from that specific block or area. These costs include the cost of shaft sinking and access, the costs of building access ways, lateral development, drift development, ramps, box cuts and other infrastructure development.

The costs incurred to access specific ore blocks or areas of the mine, which only provide an economic benefit over the period during which that ore block or area is being mined, are attributed to earnings using the units-of-production method where the denominator is estimated recoverable ounces of gold contained in proven and probable reserves within that ore block or area. Capitalized costs that provide an economic benefit over the entire mine life, such as the initial primary shaft in an underground complex, will continue to be attributed to earnings using the units-of-production method, where the denominator is the estimated recoverable ounces of gold contained in total accessible proven and probable reserves. Accessible proven and probable reserves, also referred to as “above infrastructure proven and probable reserves”, relate to mineralization which is located at a level at which an operation currently has infrastructure sufficient to allow mining operations to occur.

Interest on borrowings incurred in respect of assets requiring a substantial period of time to prepare for their intended use is capitalized to the date on which the assets are substantially completed and ready for their intended use.

(ii)	LAND: Land is shown at cost and is not depreciated.

(iii)	MINERAL INTERESTS: Mineral interests represent mineral and surface use rights for parcels of land owned by the Group. Mineral interests and other tangible assets include acquired mineral use rights in production, and development. The amount capitalized related to mineral interests and represents its fair value at the time it was acquired, either as an individual asset purchase or as part of a business combination.

Production stage mineral interests represent mineral interests in operating properties that contain proven and probable reserves. Development stage mineral interests represent interests in properties under development that contain proven and probable reserves. The Group’s mineral use rights are enforceable regardless of whether proven or probable reserves have been established. In certain limited situations, the nature of a use right changes from an exploration right to mining right upon the establishment of proven and probable reserves. The Group has the ability and intent to renew mineral use rights where the existing term is not sufficient to recover all identified and valued proven and probable reserves and/or undeveloped mineral interests.

(iv)	AMORTIZATION AND DEPRECIATION OF MINING ASSETS: Mining assets, mine development and evaluation costs, and mine plant facilities are amortized over the life of mine using the units-of-production method, based on estimated above infrastructure proven and probable ore reserves. Proven and probable reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits. Amortization and depreciation calculations are generally based on the Group’s most recent life-of-mine plan and annual above infrastructure reserve declarations as approved by the Gold Fields Board of Directors. However, if management becomes aware of significant changes in its above infrastructure reserves ahead of the scheduled updates, management would update its amortization and depreciation calculations and then subsequently notify the Gold Fields Board of Directors.

(v)	AMORTIZATION OF MINERAL INTERESTS: Mineral interests associated with production stage mineral interests are amortized over the life-of-mine using the units-of-production method in order to match the amortization with the expected underlying future cash flows. Mineral interests associated with development and exploration stage mineral interests are not amortized until such time as the underlying property is converted to the production stage.

(vi)	DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles —20.0%

Computers —33.3%

Furniture and Equipment —10.0%

(vii)	MINING EXPLORATION: Expenditure on exploration activities is expensed as incurred. Such expenditure includes the costs incurred for purposes of upgrading resources from one category to another or for purposes of upgrading resources to proven and probable reserves, even when in close proximity to the Group’s development and production stage properties. When it has been determined that a property can be economically developed as a result of establishing proven and probable reserves, costs incurred prospectively to develop the property are capitalized as mine development costs.

(viii)	IMPAIRMENT: The Group reviews and tests the carrying amounts of long-lived assets, which include development costs, when events or changes in circumstances suggest that the carrying amount may not be recoverable. For impairment purposes, assets are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The lowest level at which such cash flows are generated is generally at an individual operating mine, even if the individual operating mine is included in a larger mine complex.

If there are indications that an impairment may have occurred, the Group prepares estimates of expected future cash flows for each group of assets. Expected future cash flows are based on a probability-weighted approach applied to potential outcomes and reflect:

•	estimated sales proceeds from the production and sale of recoverable ounces of gold contained in proven and probable reserves;

•	expected gold prices and currency exchange rates (considering historical and current prices, price trends and related factors);

•

expected future operating costs and capital expenditures to produce proven and probable gold reserves based on approved life-of-mine plans that assume current plant capacity, but exclude the impact of inflation; and

•	expected cash flows associated with value beyond proven and probable reserves, which include the expected cash outflows required to develop and extract the value beyond proven and probable reserves.

The impairment analysis first compares the total estimated cash flows on an undiscounted basis to the carrying amount of the asset, including goodwill, if any. If the undiscounted cash flows are less than the carrying amount of the asset, a second step is performed. The Group records a reduction of a group of assets to fair value as a charge to net income or loss if discounted expected future cash flows are less than the carrying amount. The Group estimates fair value by discounting the expected future cash flows using a discount factor, adjusted for inflation, that reflects the risk-free rate of interest for a term consistent with the period of expected cash flows.

Management’s estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the Group’s mining assets.

INCOME TAXES
(e)	INCOME TAXES: Deferred taxation is calculated on the comprehensive basis using the balance sheet (assets and liabilities) approach. Deferred tax liabilities and assets are recognized by applying expected tax rates to the temporary differences existing at each reporting date between the tax values and their carrying amounts. These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The effect on deferred tax of any changes in tax rates is recognized in net income or loss during the period in which the change occurs.

The principal temporary differences arise from depreciation on property, plant and equipment, provisions, unutilized capital allowances and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized.

The Group recognizes interest and penalties, if any, in net income or loss as part of the income tax expense.

The Group recognizes the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

NON-CURRENT INVESTMENTS
(f)	NON-CURRENT INVESTMENTS: Non-current investments comprise (i) monies in environmental trust fund; (ii) equity method investments; and (iii) investments in unlisted companies which are carried at their original costs as the directors believe that the original cost is not materially different from the fair value. Realized gains and losses are included in the determination of net income or loss.

Unrealized losses are included in the determination of net income or loss where it is determined that a decline, other than a temporary decline, in the value of the investment has occurred.

INVENTORIES
(g)
INVENTORIES: Inventories are valued at the lower of cost or market value. The Group’s inventories comprise consumable stores and are valued at average cost, after appropriate provision for surplus and slow moving items.

FINANCIAL INSTRUMENTS
(h)	FINANCIAL INSTRUMENTS: Financial instruments carried on the balance sheet include cash and cash equivalents, bank overdraft, investments, receivables, related party receivables, derivative financial instruments, accounts payable and accrued liabilities, related party payables and long-term loans. The particular recognition method for each financial instrument item is disclosed in its respective significant accounting policy description.

HEDGING
(i)	HEDGING: The Group accounts for its hedging activities in accordance with Accounting Standards Codification, or ASC, guidance for derivative instruments and hedging activities.

Under ASC 815, all derivatives are recognized on the balance sheet at their fair value, unless they meet the criteria for the normal purchases normal sale exemption. On the date a derivative contract is entered into, the Group designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), or (2) a hedge of a forecasted transaction (cash flow hedge). Certain derivative transactions, while providing effective economic hedges under the Group’s risk management policies, do not qualify for hedge accounting.

Hedging activities are conducted in accordance with guidelines established by the Audit Committee which allow for the use of various hedging instruments.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a fair value hedge, are recorded in net income or loss, along with the change in the fair value of the hedged asset or liability that is attributable to the hedged risk.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a cash flow hedge, are recognized directly in shareholders’ equity. Amounts deferred in shareholders’ equity are included in net income or loss in the same period during which the hedged firm commitment or forecasted transaction affects net income or loss.

Recognition of derivatives which meet the criteria for the normal purchases normal sales exception under ASC 815 is deferred until settlement. Under these contracts, the Group must deliver a specified quantity of gold at a future date at a specified price to the contracted counter-party.

Changes in the fair value of derivatives that do not qualify for hedge accounting are recognized in the statement of operations, under the caption entitled gains and losses on financial instruments. The fair value recognized on the balance sheet is included under the caption financial instruments.

The Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking derivatives designed as hedges to specific assets and liabilities or to specific firm commitments or forecasted transactions. The Group also formally assesses, both at the hedge inception date and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

CASH AND CASH EQUIVALENTS
(j)	CASH AND CASH EQUIVALENTS: Cash and cash equivalents comprise cash on hand, demand deposits and investments in money market instruments. These are all highly liquid investments with a maturity of three months or less at the date of purchase.

The carrying amount of cash and cash equivalents is stated at cost which approximates fair value.

TRADE RECEIVABLES
(k)	TRADE RECEIVABLES: Trade receivables are carried at anticipated realizable value. Estimates are made for doubtful debts based on a review of all outstanding amounts at period end. Irrecoverable amounts are written off during the period in which they are identified.

PROVISIONS
(l)	PROVISIONS: Provisions are recognized when information is available prior to the issuance of the financial statements which indicates that it is probable that an asset has been impaired or a liability had been incurred at the date of the financial statements and the amount can be reasonably estimated.

REHABILITATION COSTS
(m)	REHABILITATION COSTS: ASC 410 applies to legal obligations associated with the retirement of a long-lived asset that result from the acquisition, construction, development and/or the normal operation of a long-lived asset.

Under ASC 410 the Group records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Group correspondingly capitalizes the cost by increasing the carrying value of the related long-lived asset. Over time, the liability is increased (accretion) to reflect an interest element considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Upon settlement of the liability, the Group will record a gain or loss if the actual cost incurred differs from the liability recorded.

Environmental liabilities, other than rehabilitation costs which relate to liabilities from specific events, are expensed as incurred.

ENVIRONMENTAL TRUST FUNDS
(n)	ENVIRONMENTAL TRUST FUNDS: Contributions are made to the Group’s trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the mines. Contributions are determined on the basis of the estimated environmental obligation over the life of the mine. Income earned on monies paid to environmental trust funds is accounted for as investment income. The funds contributed to the trusts plus growth in the trust funds are included under investments on the balance sheet.

EMPLOYEE BENEFITS
(o)	EMPLOYEE BENEFITS

(i)	PENSION AND PROVIDENT FUNDS: The Group operates a defined contribution retirement plan and contributes to a number of industry based defined contribution retirement plans. The retirement plans are funded by payments from employees and the Group.

Contributions to defined contribution funds are recognized in net profit or loss.

(ii)	POST-RETIREMENT HEALTH CARE COSTS: Medical coverage is provided through a number of schemes.

The Group has an obligation to provide medical benefits to certain of its pensioners and dependents of ex-employees. These liabilities are unfunded and have been provided in full, calculated on an actuarial basis.

Valuation of these obligations is carried out annually by independent actuaries using appropriate mortality tables, long-term estimates of increases in medical costs and appropriate discount rates.

(iii)

SHARE-BASED COMPENSATION PLANS: Compensation costs recognized in the fiscal years ended December 31, 2012, December 31, 2011 and June 30, 2010 and the six-month period ended December 31, 2010 include: a) compensation cost for all share-based payments granted prior to, but not yet vested as of July 1, 2005, based on the grant-date fair value estimated in accordance with the original provisions of ASC 718, Stock- Based Compensation, and b) compensation cost for all share-based payments granted subsequent to June 30, 2005, based on the grant-date fair value estimated in accordance with the provisions of ASC 718, Stock-Based-Compensation.

REVENUE RECOGNITION
(p)
REVENUE RECOGNITION: Revenue arising from gold and by-product sales is recognized when the risks and rewards of ownership and title pass to the buyer under the terms of the applicable contract, the pricing is fixed and determinable and collectability is reasonably assured. Sales revenue excludes value-added tax but includes the net income or loss arising from hedging transactions from matched gold sales contracts, which are designated as normal sales contracts.

DIVIDEND INCOME
(q)	DIVIDEND INCOME: Dividends are recognized when the right to receive payment is established.

INTEREST INCOME
(r)	INTEREST INCOME: Interest is recognized on a time proportion basis taking account of the principal outstanding and the effective rate to maturity on the accrual basis.

DIVIDENDS DECLARED
(s)	DIVIDENDS DECLARED: Dividends proposed are recognized only when the dividends are declared. Dividends are payable in South African Rand.

SEGMENT REPORTING
(t)	SEGMENT REPORTING: The Group is a gold mining company operating in South Africa. The business segments comprise geographical operations based on locations and operating units.

EARNINGS/(LOSS) PER SHARE
(u)	EARNINGS/(LOSS) PER SHARE: Earnings/(loss) per share is calculated based on the net income/(loss) divided by the weighted average number of common shares in issue during the period. Diluted earnings/(loss) per share is presented when the inclusion of potential ordinary shares has a dilutive effect on earnings/(loss) per share.

DISCONTINUED OPERATIONS
(v)	DISCONTINUED OPERATIONS: A discontinued operation is a component of the Group that either has been disposed of, or that is classified as held for sale, and: (i) represents a separate major line of business or geographical area of operations that can be clearly distinguished from the rest of the Group in terms of operations and cash flows or (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Generally, a major line of business is a segment or business unit. Results from discontinued operations until the date of disposal are presented separately as a single amount in the consolidated statements of operations together with any gain or loss from disposal. Results from operations qualifying as discontinued operations as of the balance sheet date for the latest period presented, that have previously been presented as results from continuing operations, are re-presented as results from discontinued operations for all periods presented. The financial information of discontinued operations is excluded from the respective captions in the consolidated statements of operations, cash flows and related notes for all years presented.

RECLASSIFICATIONS
(w)
RECLASSIFICATIONS: Current deferred income and mining tax assets in 2011 have been reclassified from non-current deferred income and mining liabilities to conform to current year presentation. Management does not believe this reclassification materially impacts the 2011 financial statements.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS
(x)	RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

Revenue recognition

In October 2009, the Accounting Standards Codification, or ASC guidance, related to revenue recognition: multiple-deliverable revenue arrangements was updated. The update specifies multiple-deliverable revenue arrangements will be separated in more circumstances than under existing U.S. GAAP requirements. It establishes a selling price hierarchy and requires significant expansion of disclosures relating to multiple-deliverable revenue arrangements. The amendments in this update are effective prospectively for revenue arrangements entered into or modified in fiscal years beginning on or after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

In April 2010, the ASC guidance related to revenue recognition: milestone method of revenue recognition was updated. The amendments provide guidance on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. The amendments are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years beginning on or after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

Fair value measurements

In January 2010, the ASC guidance related to fair value measurement: improving disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 (unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities) and Level 2 (Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly for substantially the full term of the asset or liability) fair value measurements and describe the reasons for the transfers. In addition, entities are required to present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Except for presentation changes, the updated guidance did not impact the Group’s financial statements.

During May 2011, the ASC guidance related to fair value measurement: amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRS was issued. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance, additional disclosure requirements to the financial statements or wording changes to align with IFRS. The Group adopted ASU 2011-04 in 2012. It will not have additional disclosure requirements to the financial statements. The updated guidance did not materially impact the Group’s financial statements.

Derivatives and hedging

During March 2010, the ASC guidance related to derivatives and hedging: scope exception related to embedded credit derivatives was updated. The amendments clarify the scope exceptions related to embedded credit derivatives. The amendments are effective from the first fiscal quarter beginning after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

Compensation—stock compensation

During April 2010, the ASC guidance related to compensation – stock compensation: effect of denominating the exercise price of a share-based payment awarded in the currency of the market in which the underlying equity security trades was updated. The update clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments are effective for those fiscal years, and interim periods within those fiscal years beginning on or after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Comprehensive income

During June 2011, the ASC guidance related to comprehensive income: presentation of comprehensive income was updated. The amendments provide an entity with the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The amendments eliminate the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The updated guidance impacted the order of the Group’s primary financial statements.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

Recently issued accounting pronouncement not yet adopted

Balance sheet

During December 2011, the ASC guidance related to disclosures about offsetting assets and liabilities was updated. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The amendments are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Group will implement the provisions of ASU 2011-11 as of January 1, 2013. The guidance is not expected to have an impact on the Group’s financial statements.

Other Comprehensive Income

In February 2013, the FASB issued ASU No. 2013-02, Other Comprehensive Income (Topic 220) Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, or ASU No. 2013-02. The amendments in ASU No. 2013-02 require the Company to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income, either on the face of the income statement or in the notes, if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income in the same reporting period. For other amounts not required by U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures which provide additional information about the amounts. The guidance is effective prospectively for reporting periods beginning after December 15, 2012. As this guidance provides only presentation requirements, the adoption of this standard will not impact the Company’s results of operations, cash flows or financial position.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Depreciation of Non-Mining Assets
(vi)	DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles —20.0%

Computers —33.3%

Furniture and Equipment —10.0%

DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Results of Discontinued Operation and Related Assets and Liabilities Distributed

Below is a summary of the results of the discontinued operation as well as the related assets and liabilities distributed.

	Six Months Ended	Fiscal Year Ended
	December 31, 2010	June 30, 2010
Product revenue	169.3	288.7
Costs	(185.8)	(314.4)

Loss before tax	(16.5)	(25.7)
Tax	4.8	(3.0)
Net loss	(11.7)	(28.7)

Property, plant and equipment	2,449.6	—
Goodwill	1,278.4	—
Non-current assets—other	10.0	—
Current assets	93.2	—
Current liabilities	(864.8)	—
Long-term liabilities	(16.6)	—

Net carrying value	2,949.7	—
Net asset value distributed	(2,949.7)	—

Profit on distribution	—	—

FINANCE EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
Finance Expense
4.	FINANCE EXPENSE

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Related parties (note 22)	—	(0.7)	(6.9)	(25.2)
Interest expense—other	(14.5)	(1.3)	(1.0)	(2.0)

	(14.5)	(2.0)	(7.9)	(27.2)

INCOME AND MINING TAX BENEFIT/(EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2012
Income and Mining Tax Benefit/ (Expense)

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Current income taxes	(57.9)	(91.9)	(33.1)	(27.6)
Deferred income taxes	125.4	(75.6)	36.2	(56.7)

Total income and mining taxes	67.5	(167.5)	3.1	(84.3)

Statutory Tax Rates for Mining and Non-mining Income

Mining tax on mining income, an income tax, is determined on a formula basis which takes into account the profit and revenue from mining operations during the year or period. Non-mining income is taxed at a standard rate. Deferred tax is provided at the estimated effective mining tax rate on temporary differences for mining operations and at the statutory rate for non-mining companies. The applicable tax rates are:

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Mining statutory rate	34.0%	43.0%	43.0%	43.0%
Non-mining income standard tax rate	28.0%	35.0%	35.0%	35.0%
Non-mining companies statutory rate	28.0%	28.0%	28.0%	28.0%

Major Items Causing Group's Income Tax Provision to Differ from Mining Statutory Rate
Major items causing the Group’s income tax provision to differ from the mining statutory rate were:
Tax on Income/(loss) before tax and share of equity investee’s profits/(losses) at mining statutory rate	(96.4)	(216.5)	15.0	(104.1)
Rate adjustment to reflect company tax rates	0.7	25.4	3.9	10.6
Mining tax formula rate adjustment	34.5	37.8	10.4	16.6
Valuation allowance raised against deferred tax assets	(0.3)	—	(0.2)	(0.4)
Reversal of valuation allowance previously raised against deferred tax assets	—	1.4	—	—
Non taxable income/non deductible expenditure*	(10.0)	(17.4)	(81.2)	(10.8)
Deferred tax release on reduction of tax rate	139.1	—	61.5	—
Other	(0.1)	1.8	(6.3)	3.8

Income and mining tax benefit/(expense)	67.5	(167.5)	3.1	(84.3)

*	Non taxable income and non deductible expenditure comprises mainly stock-based compensation and dividend income. Included in the net amount of non taxable income of $81.2 million in the six months ended December 31, 2010 is the tax effect of $78.6 million related to the South African Equity Empowerment share-based compensation. There were no other individually significant amounts included in this line item.

Deferred Income and Mining Tax Liabilities and Assets

Deferred income and mining tax liabilities and assets relate to the following:

	December 31, 2012	December 31, 2011
Deferred income and mining tax liabilities
Property, plant and equipment	559.1	707.7
Environmental trust funds	42.5	52.3
Other	1.8	2.5

Gross deferred income and mining tax liabilities	603.4	762.5

Provisions, including rehabilitation accruals	(60.0)	(63.9)
Tax losses	(5.6)	(5.1)

Gross deferred income and mining tax assets	(65.6)	(69.0)
Valuation allowance for deferred tax assets	5.1	5.1

Total deferred income and mining tax assets	(60.5)	(63.9)

Net deferred income and mining taxes	542.9	698.6

Classified	as follows:

	December 31, 2012	December 31, 2011
Long-term liabilities	556.1	710.1
Current assets	(13.2)	(11.5)

	542.9	698.6

Valuation Allowance Relates Primarily to Net Operating Loss Carry-forwards for Entities

The Group has established a valuation allowance for certain deferred tax assets where cumulative losses require a valuation allowance, or where management believes that they will not be realized based on projections as of each balance sheet date presented. The valuation allowance relates to net operating loss carry-forwards for the entities below.

	December 31, 2012	December 31, 2011
Living Gold (Pty) Limited	4.8	3.9
Golden Oils (Pty) Limited	0.3	0.4
Golden Hytec Farming (Pty) Limited	—	0.3
Agrihold (Pty) Limited	—	0.5

	5.1	5.1

Estimated Capital Allowances

The Group has tax loss carry forwards available for deduction against future income at its tax entities as follows:

	December 31, 2012	December 31, 2011
Estimated assessed tax losses:
Gold Fields Protection Services (Pty) Limited	1.8	—
Living Gold (Pty) Limited	17.1	14.1
Golden Oils (Pty) Limited	1.2	1.3
Golden Hytec Farming (Pty) Limited	—	1.1
Agrihold (Pty) Limited	—	1.9

	20.1	18.4

EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings/(Loss) Per Share

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
BASIC AND DILUTED EARNINGS/(LOSS) PER SHARE
Income available to Sibanye Gold shareholder
Continuing operations	362.2	340.8	(28.0)	167.1
Discontinued operation	—	—	(11.7)	(28.7)

	362.2	340.8	(39.7)	138.4

Weighted average number of shares:
Basic and diluted	1,000	1,000	1,000	1,000
Dilutive shares	—	—	—	—

Diluted	1,000	1,000	1,000	1,000

Basic earnings/(loss) per share ($’000)
Continuing operations	362	341	(28)	167
Discontinued operation	—	—	(12)	(29)

Diluted earnings/(loss) per share ($’000)
Continuing operations	362	341	(28)	167
Discontinued operation	—	—	(12)	(29)

RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
Receivables

	December 31, 2012	December 31, 2011
Product sale trade receivables	24.8	28.0
Other trade receivables	5.8	4.0
Value added tax	13.7	11.9
Payroll debtors	6.2	10.6
Prepayments	9.0	7.0
Other	5.7	3.8

	65.2	65.3

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

	December 31, 2012	December 31, 2011
Cost	5,255.6	5,145.6
Accumulated depreciation and amortization	(3,188.4)	(3,055.4)

	2,067.2	2,090.2

Mining properties, mine development costs, mine plant facilities and mineral interests	2,019.3	2,049.7
Asset rehabilitation costs	30.2	21.3
Other non-mining assets	17.7	19.2

	2,067.2	2,090.2

Included in property, plant and equipment is:
— Cumulative capitalized interest, net of amortization of:	2.5	2.6
— Depreciation charge for the period on property, plant and equipment:	304.1	323.9

RELATED PARTY RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Receivables

	December 31, 2012	December 31, 2011
Accounts receivable
Related party receivables	64.0	27.8

Loans
Gold Fields Group Services (Pty) Limited	—	25.4
GFO	—	20.9

	64.0	74.1

NON-CURRENT INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Non-Current Investments

	December 31, 2012	December 31, 2011
Investments held by environmental trust funds (a)	155.3	152.1
Equity investee (b)	22.7	12.5
Unlisted	0.2	0.2

	178.2	164.8

(a) The environmental trust funds are irrevocable trusts under the Group’s control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group’s mines. Although the asset is under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 14, “Provision for Environmental Rehabilitation”.

Rand Refinery Limited
Carrying Value of Equity Investment

	December 31, 2012	December 31, 2011
Ownership	33.1%	33.1%
The carrying value of the equity investment in Rand Refinery:
Opening balance	12.5	9.9
Share of profits recognized	11.4	4.8
Translation	(1.2)	(2.2)

Closing balance	22.7	12.5

ACCOUNTS PAYABLE AND PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Provisions

	December 31, 2012	December 31, 2011
Trade payables	52.2	66.1
Accruals	83.8	69.1
Payroll and other compensation	21.2	25.7
Leave pay accrual	46.7	44.6
Other	2.5	4.8

	206.4	210.3

SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term Loans

	December 31, 2012	December 31, 2011
— Long-term Rand revolving credit facilities (a)	350.1	—
— Short-term Rand credit facilities (b)	142.4	—

Total long-term loans	492.5	—

Schedule of Debt Maturity

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2012 is tabulated below:

Maturity	December 31, 2012	December 31, 2011
later than one year and not later than two years	492.5	—

	492.5	—

Summary of Guaranteed Facilities

		December 31, 2012
		Total facilities	Utilised by		Total unutilised
			Sibanye Gold	Gold Fields[1]
Long-term Rand revolving credit facilities	(a)	408.4	350.1	—	58.3
$1 billion notes issue	(d)(i)	1,000.0	n/a	1,000.0	—
$1 billion syndicated revolving credit facility	(d)(ii)	1,000.0	—	666.0	334.0
$500 million syndicated revolving credit facility	(d)(iii)	500.0	—	104.0	396.0

		2,908.4	350.1	1,770.0	788.3

		December 31, 2011
		Total facilities	Utilised by		Total unutilised
			Sibanye Gold	Gold Fields[1]
Split-tenor revolving credit facility		500.0	—	500.0	—
Long-term rand revolving credit facilities	(a)	430.5	—	—	430.5
$1 billion notes issue	(d)(i)	1,000.0	n/a	1,000.0	—
$1 billion syndicated revolving credit facility	(d)(ii)	1,000.0	—	220.0	780.0

		2,930.5	—	1,720.0	1,210.5

[1]	Gold Fields group excluding Sibanye Gold and its subsidiaries
n/a	Not available to the Group

Long-term Rand revolving credit facilities [Member]
Schedule of Long-term Loans

Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below. These facilities were also cancelled on February 18, 2013.

	December 31, 2012	December 31, 2011
Opening balance	—	—
Loan advanced	366.3	—
Translation	(16.2)	—

Closing balance	350.1	—

Short-term Rand credit facilities [Member]
Schedule of Long-term Loans

These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities were guaranteed by Gold Fields.

	December 31, 2012	December 31, 2011
Opening balance	—	—
Loan repaid	—	(55.4)
Loan advanced	149.0	55.4
Translation	(6.6)	—

Closing balance	142.4	—

RELATED PARTY PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Payables

	December 31, 2012	December 31, 2011
Accounts payable:
Related party payables	4.4	36.8

Loans:
GFLMS	1,996.3	2,614.8
Other	—	1.5

	2,000.7	2,653.1

PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Total Liability for Environmental Rehabilitation

The following is a reconciliation of the total liability for environmental rehabilitation.

	December 31, 2012	December 31, 2011
Asset retirement obligations
Opening balance	140.8	149.2
Addition to liabilities	11.8	5.3
Accretion of liability	14.3	13.8
Translation	(8.3)	(27.5)

Closing balance	158.6	140.8

PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS (Tables)	12 Months Ended
Dec. 31, 2012
Valuation Assumptions
The valuation assumptions are:
— Health care cost inflation rate	7.50%	8.00%
— Discount rate	8.00%	8.75%

Net Periodic Benefit Cost
The net periodic benefit cost is explained as follows:
Service costs	0.3	0.1

Net periodic benefit cost	0.3	0.1

Effect of Assumed Health Care Trend Rates on Amount Reported for Health Care Plans

A 100 basis point (1%) change in assumed health care cost trend rates would have affected the aggregate of service and interest cost and consequently, the accumulated post-retirement health care benefit obligation as noted below:

	December 31, 2012	December 31, 2011
	1% increase in health care trend costs would have increased ($m):
— Aggregate service and interest costs	0.03	0.03
— Accumulated post-retirement health care benefit obligation	0.20	0.20

	1% decrease in health care trend costs would have decreased ($m):
— Aggregate service and interest costs	(0.01)	(0.01)
— Accumulated post-retirement health care benefit obligation	(0.20)	(0.20)

South Deep Mine (Member)
Funded Status and Amounts Recognized by Group for Post-retirement Health Care Costs

The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs:

	December 31, 2012	December 31, 2011
Actuarial present value	2.1	2.1
Plan assets at fair value	—	—

Accumulated benefit obligation in excess of plan assets	2.1	2.1
Prior service costs	—	—
Unrecognized net (gain)/loss	—	—

Post-retirement health care liability	2.1	2.1

Reconciliation of Benefit Obligation for Post-Retirement Health Care Cost	The following is a reconciliation of the benefit obligation:

Opening balance	2.1	2.6
Service costs	0.3	0.1
Contributions paid	(0.1)	(0.2)
Translation	(0.2)	(0.4)

Closing balance	2.1	2.1

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions used to Value Options

The Group used the Black Scholes Model to value the SARS. The inputs to the model for awards granted during the period were as follows:

	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Weighted average exercise price—Rand	—	119.17	93.89	90.84
Weighted average expected volatility*	—	46.4%	50.2%	52.0%
Expected term (years)	—	5.90	3.0 - 4.2	3.0 - 4.2
Historical dividend yield	—	1.70%	1.00%	1.00%
Weighted average risk free interest rate	—	6.90%	6.90%	7.90%
Weighted average fair value—Rand	—	51.66	55.06	43.80

The Group used the Monte-Carlo Simulation to value the PVRS. The inputs to the model for awards granted during the year were as follows:
Weighted average expected volatility*	—	64.1%	50.1%	50.4%
Expected term (years)	—	3.0	3.0	3.0
Historical dividend yield	—	1.70%	1.90%	1.40%
Weighted average risk free interest rate (based on U.S. interest rate)	—	0.20%	0.20%	0.20%
Weighted average fair value—Rand	—	206.27	191.38	155.78

*	Based on a statistical analysis of the historical share price on a weighted moving average basis for the expected term of the option

The fair value of the above equity instruments granted during the period were valued using the Monte Carlo Simulation models:

The Group uses a future trading model to estimates the loss in value to the holders of the bonus shares (BS) due to trading restrictions. The actual valuation is developed using the Monte Carlo analysis of the future share price of Gold Fields. The inputs to the model for awards granted during the period were as follows:

	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Weighted average expected volatility*	29.4%	—	—	—

Expected term (months)	9 - 18	—	—	—

Historical dividend yield	2.70%	—	—	—

Weighted average risk free interest rate (based on South African interest rates)	5.50%	—	—	—

Weighted average fair value—Rand	115.74	—	—	—

The Group uses the Monte-Carlo Simulation to value the performance shares (PS). The inputs to the model for awards granted during the year were as follows:
Weighted average expected volatility*	36.5%	—	—	—

Expected term (years)	3.0	—	—	—

Historical dividend yield	1.60%	—	—	—

Weighted average risk free interest rate (based on U.S. interest rate)	0.70%	—	—	—

Weighted average fair value—Rand	162.41	—	—	—

*	Based on a statistical analysis of the historical share price on a weighted moving average basis for the expected term of the option

2005 Stock Incentive Plan
Summary of Share Options Outstanding

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price
			Rand	$
Outstanding at July 1, 2009	4,018,411	1,671,870	111.44	13.83
Granted during the year	2,015,425	706,345	90.65	11.96
Exercised and released	(201,055)	—	—	—
Forfeited	(271,668)	(140,143)	107.66	14.20
Conditions for vesting not met	(421,039)	—	—	—
Transfers from the Gold Fields group	22,751	80,739	115.31	15.21

Outstanding at June 30, 2010	5,162,825	2,318,811	105.44	13.93
Granted during the period	31,105	11,950	101.48	14.21
Exercised and released	(288,108)	(8,167)	102.80	14.40
Forfeited	(385,842)	(303,191)	103.31	14.47
Transfers (to)/from the Gold Fields group	(232,118)	1,949,181	103.26	14.46

Outstanding at December 31, 2010	4,287,862	3,968,584	105.97	15.70
Granted during the period	1,324,161	455,542	119.17	16.51
Exercised and released	(1,321,403)	(540,135)	111.06	15.38
Forfeited	(333,574)	(213,455)	110.69	15.33
Transfers to the Gold Fields group	(666,971)	(2,458,758)	105.93	14.67

Outstanding at December 31, 2011	3,290,075	1,211,778	107.79	13.26
Exercised and released	(829,266)	(70,119)	105.98	12.94
Forfeited	(213,581)	(131,068)	116.62	14.24
Transfers to the Gold Fields group	(16,642)	(89,085)	106.21	12.97

Outstanding at December 31, 2012	2,230,586	921,506	106.82	12.46

Summarize Information relating to Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2012 and December 31, 2011.

	Outstanding options at December 31, 2011
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	85.00 - 109.99	10.46 - 13.52	712,244	3.62	99.36	12.22
	110.00 - 134.99	13.53 - 16.6	499,554	4.51	119.82	14.74

Total			1,211,798	3.99	107.79	13.26

	Outstanding options at December 31, 2012
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	85.00 - 109.99	9.92 - 12.83	544,466	2.71	98.12	11.45
	110.00 - 134.99	12.84 - 15.75	371,110	4.13	119.13	13.90
	135.00 - 159.99	15.76 - 18.67	5,930	5.01	136.29	15.90

Total			921,506	3.30	106.83	12.47

Gf Management Incentive Scheme [Member]
Summary of Share Options Outstanding

Details of the options granted under the GF Management Incentive Scheme are detailed below.

	Number of Options	Average option price
		Rand	$
Outstanding at July 1, 2009	823,730	79.03	9.81
Exercised and released	(351,420)	75.69	9.99
Forfeited	(64,648)	95.41	12.59

Outstanding at June 30, 2010	407,662	79.32	10.48
Exercised and released	(165,153)	76.70	10.74
Forfeited	(14,169)	106.31	14.89

Outstanding at December 31, 2010	228,340	79.54	11.78
Exercised and released	(147,136)	74.46	10.31
Forfeited	(14,100)	111.75	15.48

Outstanding at December 31, 2011	67,104	80.83	9.94
Exercised and released	(35,036)	64.82	7.91
Forfeited	(6,068)	97.97	11.96

Outstanding at December 31, 2012	26,000	98.42	11.48

Summarize Information relating to Options Outstanding

The following table summarizes information relating to the options outstanding at December 31, 2012 and December 31, 2011.

	Outstanding options at December 31, 2011
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	60.00 - 84.99	7.38 - 10.45	38,504	0.37	64.92	7.99
	85.00 - 109.99	10.46 - 13.52	19,200	0.86	89.80	11.05
	110.00 - 134.99	13.53 - 16.60	4,200	1.03	111.66	13.73
	135.00 - 159.99	16.61 - 19.68	5,200	1.16	140.66	17.30

Total			67,104	0.61	80.83	9.94

	Outstanding options at December 31, 2012
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	85.00 - 109.99	9.92 - 12.83	19,200	0.41	89.80	10.48
	110.00 - 134.99	12.84 - 15.75	4,200	0.04	111.66	13.03
	135.00 - 159.99	15.76 - 18.67	2,600	0.17	140.66	16.41

Total			26,000	0.33	98.42	11.48

GFI Mining Services Limited
Summary of Share Options Outstanding

The below summary reflects instruments allocated to Sibanye Gold:

	Number of Performance shares	Number of Bonus shares
Outstanding at December 31, 2011	—	—
Granted during the period	1,638,684	489,748
Exercised and released	—	(216,715)
Forfeited	(73,889)	(16,582)
Transfers from the Gold Fields group	(27,412)	—

Outstanding at December 31, 2012	1,537,383	256,451

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Financial Instruments

The estimated fair values of the Group’s financial instruments are:

	December 31, 2012		December 31, 2011
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	34.0	34.0	44.6	44.6
Receivables	42.5	42.5	46.4	46.4
Related party receivables	64.0	64.0	74.1	74.1
Non-current investments	155.5	155.5	164.8	164.8

Financial liabilities
Long-term loans	492.5	492.5	—	—
Accounts payable and provisions	159.7	159.7	165.7	165.7
Related party payables	2,000.7	2,000.7	2,653.1	2,653.1

Financial Assets Measured at Fair Value by Level

The following table sets forth the Group’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification (“ASC”) fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2012		December 31, 2011
	Environmental Trust Funds	Unlisted investments	Environmental Trust Funds	Unlisted investments
Level 1	125.3	—	113.1	—
Level 2	30.0	—	39.0	—
Level 3	—	0.2	—	0.2

	155.3	0.2	152.1	0.2

ADDITIONAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Interest Paid Included in Net Cash Provided by Operating Activities

The following amounts of interest paid were included in net cash provided by operating activities:

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Interest paid	14.5	2.0	7.9	27.2

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Commitments

	December 31, 2012	December 31, 2011
Capital expenditure—authorized
KDC	401.0	373.7
Beatrix	104.8	87.1
Other	0.8	0.4

	506.6	461.2

Capital expenditure—contracted for	59.7	49.3
Other guarantees	0.5	0.5

LINES OF CREDIT (Tables)	12 Months Ended
Dec. 31, 2012
Lines of Credit

	December 31, 2012	December 31, 2011

The Group had unused lines of credit available amounting to:	788.3	208.6

GEOGRAPHICAL AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Results and Assets

Corporate costs are allocated between segments based upon the time spent on each segment by members of the executive team.

	Fiscal Year Ended December 31, 2012
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reclassifications	Reconciling items	Group Consolidated- U.S. GAAP
Statement of operations
Revenue	1,543.4	477.8	—	2,021.2	—	—	2,021.2
Operating costs	(1,005.7)	(321.9)	—	(1,327.6)	(4.0)	(7.3)	(1,338.9)

Operating profit	537.7	155.9	—	693.6	(4.0)	(7.3)	682.3
Amortization and depreciation	(209.1)	(77.1)	(2.3)	(288.5)	—	(15.6)	(304.1)

Net operating profit/(loss)	328.6	78.8	(2.3)	405.1	(4.0)	(22.9)	378.2
Other items as detailed in statement of operations	(49.8)	(9.4)	(3.5)	(62.7)	4.0	(1.7)	(60.4)
Royalties	(25.8)	(8.6)	—	(34.4)	—	—	(34.4)
Current taxation	(40.2)	(14.8)	(2.9)	(57.9)	—	—	(57.9)
Deferred taxation	71.4	29.1	2.0	102.5	—	22.9	125.4

Profit/(loss) after taxation	284.2	75.1	(6.7)	352.6	—	(1.7)	350.9

	December 31, 2012
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reconciling items	Group Consolidated- U.S. GAAP
Balance sheet
Total assets (excluding deferred tax assets)	2,126.3	313.1	(143.5)	2,295.9	153.4	2,449.3
Total liabilities (excluding deferred tax liabilities)	740.8	(26.8)	2,224.9	2,938.9	(67.3)	2,871.6
Deferred tax liability/(asset)	379.2	110.3	(3.8)	485.7	57.2	542.9
Capital expenditure	296.2	80.4	2.7	379.3	—	379.3

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

	Fiscal Year Ended December 31, 2011
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reclassifications	Reconciling items	Group Consolidated- U.S. GAAP
Statement of operations
Revenue	1,745.6	555.4	—	2,301.0	—	—	2,301.0
Operating costs	(1,032.2)	(333.6)	—	(1,365.8)	(26.2)	(1.8)	(1,393.8)

Operating profit	713.4	221.8	—	935.2	(26.2)	(1.8)	907.2
Amortization and depreciation	(230.4)	(71.2)	(2.2)	(303.8)	—	(20.1)	(323.9)

Net operating profit/(loss)	483.0	150.6	(2.2)	631.4	(26.2)	(21.9)	583.3
Other items as detailed in statement of operations	(56.1)	(11.2)	1.3	(66.0)	26.2	—	(39.8)
Royalties	(35.5)	(4.6)	—	(40.1)	—	—	(40.1)
Current taxation	(88.5)	(0.3)	(3.1)	(91.9)	—	—	(91.9)
Deferred taxation	(39.7)	(43.4)	(0.2)	(83.3)	—	7.7	(75.6)

Profit/(loss) after taxation	263.2	91.1	(4.2)	350.1	—	(14.2)	335.9

	December 31, 2011
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reconciling items	Group Consolidated- U.S. GAAP
Balance sheet
Total assets (excluding deferred tax assets)	1,714.5	225.0	332.9	2,272.4	197.6	2,470.0
Total liabilities (excluding deferred tax liabilities)	414.2	(103.5)	2,819.4	3,130.1	(33.5)	3,096.6
Deferred tax liability/(asset)	471.6	145.6	(1.9)	615.3	83.3	698.6
Capital expenditure	318.6	84.6	1.6	404.8	—	404.8

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

	Six Months Ended December 31, 2010
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reclassifications	Reconciling items	Group Consolidated- U.S. GAAP	Discontinued Operation- U.S GAAP basis
	Continuing operations
Statement of operations
Revenue	814.3	259.1	—	1,073.4	—	—	1,073.4	169.3
Operating costs	(533.6)	(172.8)	—	(706.4)	(30.5)	1.1	(735.8)	(126.2)

Operating profit	280.7	86.3	—	367.0	(30.5)	1.1	337.6	43.1
Amortization and depreciation	(122.5)	(36.9)	2.0	(157.4)	0.0	(9.4)	(166.8)	(35.7)

Net operating profit/(loss)	158.2	49.4	2.0	209.6	(30.5)	(8.3)	170.8	7.4
Profit on distribution of South Deep	—	—	638.5	638.5	—	(638.5)	—	—
Other items as detailed in statement of operations	(148.9)	(47.7)	(32.1)	(228.7)	30.5	—	(198.2)	(23.0)
Royalties	(11.8)	(1.3)	0.0	(13.1)	—	—	(13.1)	(0.9)
Current taxation	(20.5)	(0.4)	(12.2)	(33.1)	—	—	(33.1)	0.0
Deferred taxation	33.7	(7.9)	(3.9)	21.9	—	19.8	41.7	4.8

Profit/(loss) after taxation	10.7	(7.9)	592.3	595.1	—	(627.0)	(31.9)	(11.7)

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

	Fiscal Year Ended June 30, 2010
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reclassifications	Reconciling items	Group Consolidated- U.S. GAAP	Discontinued Operation- U.S GAAP basis
	Continuing operations
Statement of operations
Revenue	1,384.1	424.7	—	1,808.8	—	—	1,808.8	288.7
Operating costs	(957.4)	(299.9)	—	(1,257.3)	(2.8)	1.7	(1,258.4)	(221.1)

Operating profit	426.7	124.8	—	551.5	(2.8)	1.7	550.4	67.6
Amortization and depreciation	(187.6)	(71.5)	(2.1)	(261.2)	—	(17.1)	(278.3)	(62.9)

Net operating profit/(loss)	239.1	53.3	(2.1)	290.3	(2.8)	(15.4)	272.1	4.7
Other items as detailed in statement of operations	(26.1)	(6.4)	11.5	(21.0)	2.8	(9.2)	(27.4)	(29.9)
Royalties	(6.9)	(0.7)	0.0	(7.6)	—	0.0	(7.6)	(0.5)
Current taxation	(29.4)	(0.3)	10.2	(19.5)	—	0.0	(19.5)	—
Deferred taxation	(41.9)	(18.6)	(2.1)	(62.6)	—	2.9	(59.7)	(3.0)

Profit/(loss) after taxation	134.8	27.3	17.5	179.6	—	(21.7)	157.9	(28.7)

Notes to the reconciliation of segment information to the historical financial statements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Breakdown of Reconciling Items

The following provides a breakdown of the reconciling items for each line item presented

		Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
		December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Operating costs
Provision for rehabilitation	(d)	(7.3)	(1.8)	1.1	1.7

Amortization and depreciation
Business combination—acquisition of Kloof during the formation of Original Gold Fields	(a)	(4.0)	(5.6)	(2.7)	(5.3)
Business combination—acquisition of Driefontein during the formation of Gold Fields	(b)	(13.6)	(15.3)	(7.7)	(14.6)
Provision for rehabilitation	(d)	2.0	0.8	1.0	2.9
Amortization—capitalized interest	(e)	—	—	—	(0.1)

Net Increase in amortization		(15.6)	(20.1)	(9.4)	(17.1)

South Deep
Profit on distribution of South Deep	(c)	—	—	(638.5)	—

Other items as detailed in the statement of operations		(1.7)	—	—	(9.2)

		December 31, 2012	December 31, 2011
Total liabilities excluding deferred income and mining taxes
Provision for rehabilitation	(d)	(44.4)	(33.5)
Debt guarantee in respect of a group company	(g)	(22.9)	—

		(67.3)	(33.5)

Total assets
Business combination—formation of Original Gold Fields	(a)	64.9	72.4
Business combination—formation of Gold Fields	(b)	131.9	152.4
Provision for rehabilitation	(d)	(42.7)	(26.5)
Amortization—Interest capitalised	(e)	(0.2)	(0.1)
Interest capitalization	(e)	2.7	2.8
Investments in affiliates	(f)	(3.2)	(3.4)

Net increase in assets		153.4	197.6

Notes to the reconciliation of segment information to the historical financial statements

(a) Business combination—acquisition of Kloof during the formation of Original Gold Fields

For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.

(b) Business combination—acquisition of Driefontein during the formation of Gold Fields

For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders’ equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.

(c) South Deep

For management reporting purposes, the South Deep distribution was not disposed off at carrying values resulting in recognition of the amount in excess of the net asset in net income or loss. Under U.S. GAAP, transactions involving dividend in-specie is accounted for akin to transactions under common control, at historical carrying values. Therefore, there was no excess over the net asset value of South Deep operation recognized in net income or loss.

(d) Provision for rehabilitation

Revisions to the asset retirement obligation

For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP.

In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation.

Amortization of rehabilitation asset

For reasons discussed above, the rehabilitation asset’s carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge.

(e) Interest capitalization

For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Historically under U.S. GAAP, total outstanding debt financing was taken into account in calculating the amount of borrowing cost to be capitalized. The difference arise from the amortization of the historical difference that was capitalized.

(f) Investments in equity investees

For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.

(g) Debt guarantee in respect of parent’s debt

For management reporting purposes, a financial guarantee liability is recognized for the debt guarantee provided by the Group to its parent or another subsidiary of that parent’s debt issuers. Under U.S. GAAP, a guarantee by a subsidiary of the debt owed to a third party by either its parent or another subsidiary of that parent is not recognized.

General - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended							1 Months Ended
	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2012 USD ($)	Feb. 18, 2013 Subsequent Event [Member]	Feb. 01, 2013 Subsequent Event [Member] USD ($)	Feb. 01, 2013 Subsequent Event [Member] ZAR	Feb. 18, 2013 Subsequent Event [Member] Refinancing of debt [Member] USD ($)	Feb. 18, 2013 Subsequent Event [Member] Refinancing of debt [Member] ZAR	Dec. 31, 2012 Sibanye Gold [Member] USD ($)	Dec. 31, 2011 Sibanye Gold [Member] USD ($)	Feb. 01, 2013 Sibanye Gold [Member] Subsequent Event [Member] USD ($)
General [Line Items]
Current liabilities									$ 1,996.3	$ 2,614.8
Excess of liabilities over assets	1,325.2		965.2
Excess of current liabilities over current assets	2,727.2		2,001.3
Shares subscribed					731,647,614	731,647,614
Subscription prices of shares					2,012	17,246
Repayment of loan	55.4	282.3									1,996
Shares spun off ratio				1:1
Revolving credit facilities used to refinance debt	$ 2,930.5		$ 2,908.4				$ 700	6,000

Depreciation of Non-Mining Assets (Detail)	12 Months Ended
Dec. 31, 2012
Vehicles
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Computer Equipment
Property, Plant and Equipment [Line Items]
Depreciation rate	33.30%
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Depreciation rate	10.00%

Significant Accounting Policies - Additional Information (Detail)	Dec. 31, 2012
Schedule Of Significant Accounting Policies [Line Items]
Minimum likelihood for the realization in order to recognize tax benefit from uncertain tax positions	50.00%

Discontinued Operation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010
Discontinued Operations [Line Items]
Percentage of ownership interest distributed to Newshelf 899 (Pty) Limited	100.00%
Net asset value distributed	$ 2,949.7
Gold Fields Operations Limited [Member]
Discontinued Operations [Line Items]
Percentage of ownership interest	50.00%
GFI Joint Venture Holdings Pty Limited [Member]
Discontinued Operations [Line Items]
Percentage of ownership interest	50.00%

Summary of Results of Discontinued Operation and Related Assets and Liabilities Distributed (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Product revenue	$ 169.3	$ 288.7
Costs	(185.8)	(314.4)
Loss before tax	(16.5)	(25.7)
Tax	4.8	(3)
Net loss	(11.7)	(28.7)
Property, plant and equipment	2,449.6
Goodwill	1,278.4
Non-current assets-other	10
Current assets	93.2
Current liabilities	(864.8)
Long-term liabilities	(16.6)
Net carrying value	2,949.7
Net asset value distributed	(2,949.7)
Profit on distribution	$ 0	$ 0

Finance Expense (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Component of Other Expense, Nonoperating [Line Items]
Related parties	$ (6.9)		$ (0.7)	$ (25.2)
Interest expense-other	(1)	(14.5)	(1.3)	(2)
Finance expense	$ (7.9)	$ (14.5)	$ (2)	$ (27.2)

Income and Mining Tax Benefit/ (Expense) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Income Taxes [Line Items]
Current income taxes	$ (33.1)	$ (57.9)	$ (91.9)	$ (27.6)
Deferred income taxes	36.2	125.4	(75.6)	(56.7)
Total income and mining taxes	$ 3.1	$ 67.5	$ (167.5)	$ (84.3)

Statutory Tax Rates for Mining and Non-mining Income (Detail) (SOUTH AFRICA)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Mining Income
Income Taxes [Line Items]
Mining statutory rate	43.00%	34.00%	43.00%	43.00%
Non Mining Income
Income Taxes [Line Items]
Mining statutory rate	35.00%	28.00%	35.00%	35.00%
Non-mining companies
Income Taxes [Line Items]
Mining statutory rate	28.00%	28.00%	28.00%	28.00%

Major Items Causing Group's Income Tax Provision to Differ from Mining Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011	Jun. 30, 2010
Income Taxes [Line Items]
Tax on Income/(loss) before tax and share of equity investee's profits at mining statutory rate	$ 15	$ (96.4)		$ (216.5)	$ (104.1)
Rate adjustment to reflect company tax rates	3.9	0.7		25.4	10.6
Mining tax formula rate adjustment	10.4	34.5		37.8	16.6
Valuation allowance raised against deferred tax assets	(0.2)	(0.3)			(0.4)
Reversal of valuation allowance previously raised against deferred tax assets				1.4
Non taxable income/non deductible expenditure	(81.2)	(10)		(17.4)	(10.8)
Deferred tax release on reduction of tax rate	61.5 [1]	139.1	[1]
Other	(6.3)	(0.1)		1.8	3.8
Income and mining tax benefit/(expense)	$ 3.1	$ 67.5		$ (167.5)	$ (84.3)

[1]	Non taxable income and non deductible expenditure comprises mainly stock-based compensation and dividend income. Included in the net amount of non taxable income of $81.2 million in the six months ended December 31, 2010 is the tax effect of $78.6 million related to the South African Equity Empowerment share-based compensation. There were no other individually significant amounts included in this line item.

Major Items Causing Group's Income Tax Provision to Differ from Mining Statutory Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
Dec. 31, 2010
Income Taxes [Line Items]
Non taxable income/non deductible expenditure, share-based-compensation	$ 81.2
Black Economic Empowerment Consortium (BEECO)
Income Taxes [Line Items]
Non taxable income/non deductible expenditure, share-based-compensation	$ 78.6

Deferred Income and Mining Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income and mining tax liabilities
Property, plant and equipment	$ 559.1	$ 707.7
Environmental trust funds	42.5	52.3
Other	1.8	2.5
Gross deferred income and mining tax liabilities	603.4	762.5
Provisions, including rehabilitation accruals	(60)	(63.9)
Tax losses	(5.6)	(5.1)
Gross deferred income and mining tax assets	(65.6)	(69)
Valuation allowance for deferred tax assets	5.1	5.1
Total deferred income and mining tax assets	(60.5)	(63.9)
Net deferred income and mining taxes	542.9	698.6
Long-term liabilities	556.1	710.1
Current assets	$ (13.2)	$ (11.5)

Valuation Allowance Relates Primarily to Net Operating Loss Carry-forwards for Entities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 5.1	$ 5.1
Living Gold (Pty) Limited
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	4.8	3.9
Golden Oils (Pty) Limited
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	0.3	0.4
Golden Hytec Farming (Pty) Limited
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets		0.3
Agrihold (Pty) Limited
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets		$ 0.5

Estimated Capital Allowances (Detail) (Total Non Mining Operations, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	$ 20.1	$ 18.4
Gold Fields Protection Services (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	1.8
Living Gold (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	17.1	14.1
Golden Oils (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	1.2	1.3
Golden Hytec Farming (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses		1.1
Agrihold (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses		$ 1.9

Earnings/Loss Per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Income available to Sibanye Gold shareholder
Continuing operations	$ (28)	$ 362.2	$ 340.8	$ 167.1
Discontinued operation	(11.7)			(28.7)
Net income/(loss) attributable to Company shareholder	$ (39.7)	$ 362.2	$ 340.8	$ 138.4
Weighted average number of shares:
Basic and diluted	1,000	1,000	1,000	1,000
Dilutive shares	0	0	0	0
Diluted	1,000	1,000	1,000	1,000
Basic earnings/(loss) per share
Continuing operations	$ (28)	$ 362	$ 341	$ 167
Discontinued operation	$ (12)			$ (29)
Diluted earnings/(loss) per share
Continuing operations	$ (28)	$ 362	$ 341	$ 167
Discontinued operation	$ (12)			$ (29)

Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Product sale trade receivables	$ 24.8	$ 28
Other trade receivables	5.8	4
Value added tax	13.7	11.9
Payroll debtors	6.2	10.6
Prepayments	9	7
Other	5.7	3.8
Receivables	$ 65.2	$ 65.3

Property Plant And Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 5,255.6	$ 5,145.6
Accumulated depreciation and amortization	(3,188.4)	(3,055.4)
Property, plant and equipment, net	2,067.2	2,090.2
Mining properties, mine development costs, mine plant facilities and mineral interests	2,019.3	2,049.7
Asset rehabilitation costs	30.2	21.3
Other non-mining assets	17.7	19.2
Property, plant and equipment, net	2,067.2	2,090.2
- Cumulative capitalized interest, net of amortization of:	2.5	2.6
- Depreciation charge for the period on property, plant and equipment:	$ 304.1	$ 323.9

Related Party Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Accounts receivable, related party receivables	$ 64	$ 27.8
Related party receivables	64	74.1
Gold Fields Group Services (Pty) Limited
Related Party Transaction [Line Items]
Related party loan receivables		25.4
Gold Fields Operations (Member)
Related Party Transaction [Line Items]
Related party loan receivables		$ 20.9

Non-Current Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Summary of Investment Holdings [Line Items]
Investments held by environmental trust funds	$ 155.3	[1]	$ 152.1	[1]
Equity investee	22.7	[2]	12.5	[2]
Unlisted	0.2		0.2
Non-current investments	$ 178.2		$ 164.8

[1]	The environmental trust funds are irrevocable trusts under the Group's control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group's mines. Although the asset is under the Group's control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 14, "Provision for Environmental Rehabilitation".
[2]	Equity investee: Rand Refinery (Proprietary) Limited ("Rand Refinery") refines gold bullion and by-products. It acts as a refining agent on behalf of the Group's operations (refer to note 22). December 31, 2012 December 31, 2011 Ownership 33.1% 33.1 % The carrying value of the equity investment in Rand Refinery: Opening balance 12.5 9.9 Share of profits recognized 11.4 4.8 Translation (1.2) (2.2) Closing balance 22.7 12.5 The market value of Rand Refinery is not readily determinable.

Non-Current Investments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Summary of Investment Holdings [Line Items]
Ownership		20.00%
Opening balance		$ 12.5	[1]
Share of profits recognized	3.1	11.4		4.8		8.4
Closing balance		22.7	[1]	12.5	[1]
Rand Refinery Limited
Summary of Investment Holdings [Line Items]
Ownership		33.10%		33.10%
Opening balance		12.5		9.9
Share of profits recognized		11.4		4.8
Translation		(1.2)		(2.2)
Closing balance		$ 22.7		$ 12.5

[1]	Equity investee: Rand Refinery (Proprietary) Limited ("Rand Refinery") refines gold bullion and by-products. It acts as a refining agent on behalf of the Group's operations (refer to note 22). December 31, 2012 December 31, 2011 Ownership 33.1% 33.1 % The carrying value of the equity investment in Rand Refinery: Opening balance 12.5 9.9 Share of profits recognized 11.4 4.8 Translation (1.2) (2.2) Closing balance 22.7 12.5 The market value of Rand Refinery is not readily determinable.

Account Payable and Provisions (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Trade payables	$ 52.2	$ 66.1
Accruals	83.8	69.1
Payroll and other compensation	21.2	25.7
Leave pay accrual	46.7	44.6
Other	2.5	4.8
Accounts payable and provisions	$ 206.4	$ 210.3

Schedule of Long-term Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Line of Credit Facility [Line Items]
Total long-term loans	$ 492,500,000
Loan advanced	515,300,000	55,400,000	137,200,000
Short-term Rand credit facilities [Member]
Line of Credit Facility [Line Items]
Long-term Rand revolving credit facilities	142,400,000	0
Opening balance	0
Loan repaid	0	(55,400,000)
Loan advanced	149,000,000	55,400,000
Translation	(6,600,000)
Closing balance	142,400,000	0
Long-term Rand revolving credit facilities [Member]
Line of Credit Facility [Line Items]
Long-term Rand revolving credit facilities	350,100,000
Loan advanced	366,300,000
Translation	(16,200,000)
Closing balance	$ 350,100,000

Short-Term and Long-Term Loans - Additional information (Detail)	1 Months Ended	12 Months Ended			12 Months Ended									1 Months Ended								1 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		1 Months Ended						12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Sibanye Gold USD ($)	Dec. 31, 2012 Short-term Rand credit facilities [Member] USD ($)	Dec. 31, 2011 Short-term Rand credit facilities [Member] USD ($)	Dec. 31, 2012 1 billion syndicated revolving credit facility [Member] USD ($)	Dec. 31, 2011 1 billion syndicated revolving credit facility [Member] USD ($)	Dec. 31, 2012 500 million syndicated revolving credit facility [Member] USD ($)	Dec. 31, 2012 Interest rate per annum for 12 months after the spin-off [Member]	Dec. 31, 2012 Interest rate per annum for the last six months of the facilities [Member]	Dec. 31, 2012 If guarantor not released, interest rate per annum for Six to 12 month from the spin-off [Member]	Dec. 31, 2012 If guarantor not released, interest rate per annum for last six months of facilities [Member]	Nov. 28, 2012 Rand bridge loan facilities [Member] USD ($)	Nov. 28, 2012 Rand bridge loan facilities [Member] ZAR	Nov. 28, 2012 Rand bridge loan facilities [Member] Revolving credit facility [Member] USD ($)	Nov. 28, 2012 Rand bridge loan facilities [Member] Revolving credit facility [Member] ZAR	Nov. 28, 2012 Rand bridge loan facilities [Member] Term loan credit facility [Member] USD ($)	Nov. 28, 2012 Rand bridge loan facilities [Member] Term loan credit facility [Member] ZAR	Nov. 28, 2012 Rand bridge loan facilities [Member] Term loan credit facility [Member] Board of Directors USD ($)	Nov. 28, 2012 Rand bridge loan facilities [Member] Term loan credit facility [Member] Board of Directors ZAR	Dec. 31, 2012 Rand bridge loan facilities [Member] Quarterly fee [Member]	Dec. 31, 2012 Unsecured Debt Sibanye Gold USD ($)	Dec. 31, 2012 Unsecured Debt Sibanye Gold ZAR	Dec. 31, 2011 Unsecured Debt Sibanye Gold USD ($)	Dec. 31, 2011 Unsecured Debt Sibanye Gold ZAR	Dec. 31, 2012 Unsecured Debt Other loans Revolving credit facility maturing on June 30, 2013 [Member]	Dec. 09, 2009 Unsecured Debt Other loans Revolving credit facility maturing on June 30, 2013 [Member] USD ($)	Dec. 09, 2009 Unsecured Debt Other loans Revolving credit facility maturing on June 30, 2013 [Member] ZAR	Dec. 31, 2012 Unsecured Debt Other loans Revolving credit facility maturing on March 10, 2013 [Member]	Mar. 08, 2010 Unsecured Debt Other loans Revolving credit facility maturing on March 10, 2013 [Member] USD ($)	Mar. 08, 2010 Unsecured Debt Other loans Revolving credit facility maturing on March 10, 2013 [Member] ZAR	Dec. 31, 2012 Unsecured Debt Other loans Revolving credit facility maturing June 10, 2014 [Member]	May 06, 2009 Unsecured Debt Other loans Revolving credit facility maturing June 10, 2014 [Member] USD ($)	May 06, 2009 Unsecured Debt Other loans Revolving credit facility maturing June 10, 2014 [Member] ZAR	Dec. 31, 2012 Unsecured Debt Other loans Revolving credit facility maturing December 19, 2016 [Member]	Dec. 15, 2011 Unsecured Debt Other loans Revolving credit facility maturing December 19, 2016 [Member] USD ($)	Dec. 15, 2011 Unsecured Debt Other loans Revolving credit facility maturing December 19, 2016 [Member] ZAR	Dec. 31, 2012 Unsecured Debt R2.0 billion revolving credit facility [Member] Other loans Sibanye Gold USD ($)	Dec. 31, 2012 Unsecured Debt R2.0 billion revolving credit facility [Member] Other loans Sibanye Gold ZAR	Oct. 24, 2012 Unsecured Debt R500.0 million revolving credit facility [Member] Other loans Sibanye Gold USD ($)	Oct. 24, 2012 Unsecured Debt R500.0 million revolving credit facility [Member] Other loans Sibanye Gold ZAR	Nov. 16, 2012 Unsecured Debt R1.0 billion revolving credit facility [Member] Other loans Sibanye Gold USD ($)	Nov. 16, 2012 Unsecured Debt R1.0 billion revolving credit facility [Member] Other loans Sibanye Gold ZAR	Sep. 30, 2010 Secured Debt [Member] Orogen Investments SA (Luxembourg) [Member] USD ($)	Jun. 30, 2011 Secured Debt [Member] 1 billion syndicated revolving credit facility [Member] USD ($)	Dec. 31, 2012 Secured Debt [Member] 1 billion syndicated revolving credit facility [Member]	Dec. 31, 2012 Secured Debt [Member] 1 billion syndicated revolving credit facility [Member] Orogen Investments SA (Luxembourg) [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] 1 billion syndicated revolving credit facility [Member] Orogen Investments SA (Luxembourg) [Member] USD ($)	Apr. 17, 2012 Secured Debt [Member] 500 million syndicated revolving credit facility [Member] USD ($)	Jun. 30, 2011 Secured Debt [Member] 500 million syndicated revolving credit facility [Member]	Dec. 31, 2012 Secured Debt [Member] 500 million syndicated revolving credit facility [Member]	Dec. 31, 2012 Secured Debt [Member] 500 million syndicated revolving credit facility [Member] Orogen Investments SA (Luxembourg) [Member] USD ($)	Dec. 31, 2012 Secured Debt [Member] Quarterly fee [Member] 1 billion syndicated revolving credit facility [Member]	Dec. 31, 2012 Secured Debt [Member] Quarterly fee [Member] 500 million syndicated revolving credit facility [Member]	Dec. 31, 2012 Secured Debt [Member] Utilization under the facility is less than or equal to 33 1/3% [Member] 1 billion syndicated revolving credit facility [Member]	Jun. 30, 2011 Secured Debt [Member] Utilization under the facility is less than or equal to 33 1/3% [Member] 1 billion syndicated revolving credit facility [Member]	Jun. 30, 2011 Secured Debt [Member] Utilization under the facility is less than or equal to 33 1/3% [Member] 500 million syndicated revolving credit facility [Member]	Jun. 30, 2011 Secured Debt [Member] Utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3% [Member] 1 billion syndicated revolving credit facility [Member]	Jun. 30, 2011 Secured Debt [Member] Utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3% [Member] 500 million syndicated revolving credit facility [Member]	Jun. 30, 2011 Secured Debt [Member] Utilization is greater than 66 2/3% [Member] 500 million syndicated revolving credit facility [Member]	Dec. 31, 2012 Minimum Annual fee [Member]	Dec. 31, 2012 Maximum Annual fee [Member]
Debt Instrument [Line Items]
Line of credit facility commitment fee																						35.00%																																0.42%	0.56%							0.65%	0.90%
Revolving loan facility, commitment fee		Required to pay a commitment fee of between 0.65% and 0.90% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable either quarterly or semi-annually in arrears.
Line of credit facility maximum borrowing capacity	$ 2,908,400,000	$ 2,908,400,000	$ 2,930,500,000				$ 1,000,000,000	$ 1,000,000,000	$ 500,000,000					$ 700,100,000	6,000,000,000	$ 233,400,000	2,000,000,000	$ 466,700,000	4,000,000,000									$ 116,700,000	1,000,000,000		$ 58,300,000	500,000,000		$ 175,000,000	1,500,000,000		$ 233,400,000	2,000,000,000								$ 1,000,000,000				$ 500,000,000
Loan interest	The Rand bridge loan facilities bear interest at JIBAR plus a margin of 3.00% per annum for 12 months after the Spin-off and 3.50% per annum for the last six months of the facilities. If Sibanye Gold is not released as a guarantor under the Notes within six months from the Spin-off, the margin will increase to 3.25% per annum for the six to 12 months period after Spin-off and 3.75% per annum for the last six months of the facilities.																										JIBAR plus 3.00%			JIBAR plus 2.85%			JIBAR plus 2.95%			JIBAR plus 1.95%										LIBOR plus a margin of 1.20% per annum					LIBOR plus a margin of 1.60% per annum
Additional interest above LIBOR/JIBAR										3.00%	3.50%	3.25%	3.75%														3.00%			2.85%			2.95%			1.95%										1.20%						1.60%
Line of credit facility, amount drawn down					149,000,000	55,400,000																																	244,300,000	2,000,000,000	61,000,000	500,000,000	61,000,000	500,000,000
Line of credit facility, outstanding				350,100,000	142,400,000	0																	350,100,000	3,000,000,000	0	0																						666,000,000	220,000,000				104,000,000
Line of credit facility, repayments					0	55,400,000
Line of credit facility amount, reduced														583,400,000	5,000,000,000					408,300,000	3,500,000,000
Term loan decreases																175,000,000	1,500,000,000
Line of credit facility period														18 months	18 months
Notes issued, face value																																													1,000,000,000
Interest rate																																													4.88%
Maturity date																																													Oct 7, 2020	Jun 20, 2016				Apr 17, 2017
Revolving credit facility, optional maximum borrowing capacity																																														1,100,000,000
Utilization fee																																														Where the utilisation under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilisation fee of 0.20% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 66 2/3%, a utilisation fee of 0.40% per annum would be payable on the amount of utilisations.					Where the utilisation under the facility was less than or equal to 33 1/3%, a utilisation fee of 0.20% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilisation fee of 0.40% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 66 2/3%, a utilisation fee of 0.60% per annum would be payable on the amount of utilisations.
Line of credit facility, utilization fee rate																																																								0.20%	0.20%	0.40%	0.40%	0.20%	0.60%
Date of cancellation																																															Feb 15, 2013					Feb 15, 2013
Reclassification of short-term to long-term debt	259,000,000	259,000,000
Debt refinance date		February 18, 2012
Long-term loans	$ 492,500,000	$ 492,500,000

Schedule of Debt Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Line of Credit Facility [Line Items]
later than one year and not later than two years	$ 492.5
Later than one year and not later than two years [Member]
Line of Credit Facility [Line Items]
later than one year and not later than two years	$ 492.5

Summary of Guaranteed Facilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 2,908,400,000	$ 2,930,500,000
Line of credit facility remaining borrowing capacity	788,300,000	1,210,500,000
Long-term Rand revolving credit facilities [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	408,400,000	430,500,000
Line of credit facility remaining borrowing capacity	58,300,000	430,500,000
1 billion notes issue [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	1,000,000,000	1,000,000,000
1 billion syndicated revolving credit facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	1,000,000,000	1,000,000,000
Line of credit facility remaining borrowing capacity	334,000,000	780,000,000
500 million syndicated revolving credit facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	500,000,000
Line of credit facility remaining borrowing capacity	396,000,000
Split-tenor revolving credit facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		500,000,000
Sibanye Gold
Line of Credit Facility [Line Items]
Revolving credit facilities outstanding amount	350,100,000
Sibanye Gold | Long-term Rand revolving credit facilities [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities outstanding amount	350,100,000
Gold Fields [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities outstanding amount	1,770,000,000	1,720,000,000
Gold Fields [Member] | 1 billion notes issue [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities outstanding amount	1,000,000,000	1,000,000,000
Gold Fields [Member] | 1 billion syndicated revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities outstanding amount	666,000,000	220,000,000
Gold Fields [Member] | 500 million syndicated revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities outstanding amount	104,000,000
Gold Fields [Member] | Split-tenor revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities outstanding amount		$ 500,000,000

Related Party Payables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Accounts payable, related party payables	$ 4.4	$ 36.8
Related party payables	2,000.7	2,653.1
GFLMS
Related Party Transaction [Line Items]
Related party loans payables	1,996.3	2,614.8
All Others (Member)
Related Party Transaction [Line Items]
Related party loans payables		$ 1.5

Reconciliation of Total Liability for Environmental Rehabilitation (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Asset retirement obligations
Opening balance		$ 140.8	$ 149.2
Addition to liabilities		11.8	5.3
Accretion of liability	5.8	14.3	13.8	10.5
Translation		(8.3)	(27.5)
Closing balance	$ 149.2	$ 158.6	$ 140.8

Funded Status and Amounts Recognized for Post-retirement Health Care Costs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Actuarial present value	$ 2.1	$ 2.1
Plan assets at fair value	0	0
Accumulated benefit obligation in excess of plan assets	2.1	2.1
Prior service costs	0	0
Unrecognized net (gain)/loss	0	0
Post-retirement health care liability	$ 2.1	$ 2.1	$ 2.6

Reconciliation of Benefit Obligation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Opening balance	$ 2.1	$ 2.6
Service costs	0.3	0.1
Contributions paid	(0.1)	(0.2)
Translation	(0.2)	(0.4)
Closing balance	$ 2.1	$ 2.1

Valuation Assumptions (Detail)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Health care cost inflation rate	7.50%	8.00%
Discount rate	8.00%	8.75%

Funded Status and Amounts Recognized by Group for Post-retirement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service costs	$ 0.3	$ 0.1
Net periodic benefit cost	$ 0.3	$ 0.1

Effect of Assumed Health Care Trend Rates on Amount Reported for Health Care Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amount a one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost	$ 0.03	$ 0.03
Amount a one percentage point increase in assumed health care cost trend rates would have increased the accumulated post-retirement health care benefit obligation	0.2	0.2
Amount a one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost	(0.01)	(0.01)
Amount a one percentage point decrease in assumed health care cost trend rates would have decrease the accumulated post-retirement health care benefit obligation	$ (0.2)	$ (0.2)

Employee Benefit Plans - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended									12 Months Ended				12 Months Ended												12 Months Ended							12 Months Ended							12 Months Ended										12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended		6 Months Ended	1 Months Ended	6 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2012 Gold Fields Limited	Dec. 31, 2012 Sibanye Gold Limited	Dec. 31, 2012 SARS [Member] USD ($)	Dec. 31, 2011 SARS [Member] ZAR	Dec. 31, 2010 SARS [Member] ZAR	Jun. 30, 2010 SARS [Member] ZAR	Dec. 31, 2012 Stock Incentive Plan 2013 [Member]	Dec. 31, 2012 Performance Shares	Dec. 31, 2012 Performance Shares GFI Mining South Africa Pty Limited	Dec. 31, 2012 Bonus Share GFI Mining South Africa Pty Limited	Dec. 31, 2012 Bonus Share Maximum	Dec. 31, 2012 Bonus Share Minimum	Dec. 31, 2012 2005 Stock Incentive Plan USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan ZAR	Dec. 31, 2011 2005 Stock Incentive Plan USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan ZAR	Dec. 31, 2010 2005 Stock Incentive Plan USD ($)	Dec. 31, 2010 2005 Stock Incentive Plan ZAR	Jun. 30, 2010 2005 Stock Incentive Plan USD ($)	Jun. 30, 2010 2005 Stock Incentive Plan ZAR	Jun. 30, 2009 2005 Stock Incentive Plan USD ($)	Jun. 30, 2009 2005 Stock Incentive Plan ZAR	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] ZAR	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] ZAR	Dec. 31, 2010 2005 Stock Incentive Plan SARS [Member]	Jun. 30, 2010 2005 Stock Incentive Plan SARS [Member]	Jun. 30, 2009 2005 Stock Incentive Plan SARS [Member]	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] Maximum	Dec. 31, 2012 2005 Stock Incentive Plan Restricted stock	Jun. 30, 2008 2005 Stock Incentive Plan Restricted stock USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan Restricted stock	Dec. 31, 2010 2005 Stock Incentive Plan Restricted stock	Jun. 30, 2010 2005 Stock Incentive Plan Restricted stock	Jun. 30, 2009 2005 Stock Incentive Plan Restricted stock	Dec. 31, 2012 GF Management Incentive Scheme ZAR	Dec. 31, 2012 GF Management Incentive Scheme USD ($)	Dec. 31, 2011 GF Management Incentive Scheme USD ($)	Dec. 31, 2011 GF Management Incentive Scheme ZAR	Dec. 31, 2010 GF Management Incentive Scheme USD ($)	Dec. 31, 2010 GF Management Incentive Scheme ZAR	Jun. 30, 2010 GF Management Incentive Scheme USD ($)	Jun. 30, 2010 GF Management Incentive Scheme ZAR	Jun. 30, 2009 GF Management Incentive Scheme USD ($)	Jun. 30, 2009 GF Management Incentive Scheme ZAR	Dec. 31, 2012 GF Management Incentive Scheme Maximum	Dec. 31, 2012 GF Management Incentive Scheme Minimum	Dec. 31, 2010 Black Economic Empowerment Consortium (BEECO)	Dec. 31, 2012 Black Economic Empowerment Consortium (BEECO)	Dec. 31, 2010 Black Economic Empowerment Consortium (BEECO) Employee Stock Option Employee	Dec. 22, 2010 Black Economic Empowerment Consortium (BEECO) Employee Stock Option ZAR	Dec. 31, 2010 Black Economic Empowerment Consortium (BEECO) South Deep Mine (Member) USD ($)	Dec. 23, 2010 Black Economic Empowerment Consortium (BEECO) GFI Mining South Africa Pty Limited ZAR	Dec. 31, 2010 Black Economic Empowerment Consortium (BEECO) GFI Mining South Africa Pty Limited USD ($)	Dec. 31, 2010 Black Economic Empowerment Consortium (BEECO) GFI Mining South Africa (Proprietary) Limited Excluding South Deep	Dec. 31, 2010 Black Economic Empowerment Consortium (BEECO) Gold Fields [Member] Employee Stock Option USD ($)	Dec. 31, 2010 Equity Empowerment Transactions USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of providing retirement benefits for defined contribution plans	$ 33.6	$ 62.8	$ 65.8	$ 67.2
Incremental fair value resulting from modification amounts							0																													7.8
Share vesting period											3 years	3 years															3 years	3 years							3 years
Expiration period from grant date																																		6 years																	7 years
Options outstanding, average exercise price								119.17	93.89	90.84							$ 12.46	106.82	$ 13.26	107.79	$ 15.7	105.97	$ 13.93	105.44	$ 13.83	111.44	$ 12.47	106.83	$ 13.26	107.79											98.42	$ 11.48	$ 9.94	80.83	$ 11.78	79.54	$ 10.48	79.32	$ 9.81	79.03
Options to purchase ordinary shares, outstanding													1,537,383	256,451													921,506	921,506	1,211,778	1,211,778	3,968,584	2,318,811	1,671,870		2,230,586		3,290,075	4,287,862	5,162,825	4,018,411		26,000	67,104	67,104	228,340	228,340	407,662	407,662	823,730	823,730
Options, exercise prise range, lower limit																																									89.8
Options, exercise prise range, upper limit																																									140.66
Option expiration date																																																			Jul 1, 2013	Jan 3, 2013
Option exercising term																																									Each option may normally only be exercised by a participant on the following bases (1) after two years have elapsed from the date on which the option was accepted by the participant, in respect of not more than one-third of the ordinary shares which are the subject of that option;
Options, market price range, lower limit																																									63.65
Options, market price range, upper limit																																									111.66
Percentage of employee stock purchase plan eligibility criteria		85.00%
Performance criteria cumulative period		3 years
Share based compensation arrangements performance shares maximum target		200.00%
Bonus share settlement period															18 months	9 months
Stock ownership per regulatory requirement, percentage																																																						26.00%					10.75%	1.00%
Equity Empowerment Transactions, description																																																					Gold Fields implemented two empowerment transactions to comply with the 2014 BEE equity ownership targets
South African equity empowerment transactions	171.3																																																								10.8		10.2		171.9	182.1
Share-based compensation costs	$ 14.7	$ 32.2	$ 33	$ 30																																																					$ 182.1
Employee stock ownership plan, shares issued																																																										600,000	13,500,000
Employee stock ownership plan, number of employees																																																							47,000
Share-based compensation costs, closing price																																																								122.79		118.51
Employee stock ownership plan, market discount rate																																																							25.80%
Employee stock ownership plan, minimum restriction period																																																							15 years
Maximum number of shares authorized to issue under the plan											35,309,563
Maximum number of shares authorized to issue under the plan per participant											3,530,956
Adjustment of unvested options					10 days	3 days

Details of Performance Vesting Restricted Shares and Share Appreciation Right Granted Under Share Plan (Detail)	Dec. 31, 2011 SARS [Member] ZAR	Dec. 31, 2010 SARS [Member] ZAR	Jun. 30, 2010 SARS [Member] ZAR	Dec. 31, 2010 2005 Stock Incentive Plan USD ($)	Dec. 31, 2010 2005 Stock Incentive Plan ZAR	Dec. 31, 2012 2005 Stock Incentive Plan USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan ZAR	Dec. 31, 2011 2005 Stock Incentive Plan USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan ZAR	Jun. 30, 2010 2005 Stock Incentive Plan USD ($)	Jun. 30, 2010 2005 Stock Incentive Plan ZAR	Dec. 31, 2010 2005 Stock Incentive Plan Restricted stock	Dec. 31, 2012 2005 Stock Incentive Plan Restricted stock	Dec. 31, 2011 2005 Stock Incentive Plan Restricted stock	Jun. 30, 2010 2005 Stock Incentive Plan Restricted stock	Dec. 31, 2010 2005 Stock Incentive Plan SARS [Member]	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] ZAR	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] ZAR	Jun. 30, 2010 2005 Stock Incentive Plan SARS [Member]
Number of options
Beginning Balance												5,162,825	3,290,075	4,287,862	4,018,411	2,318,811	1,211,778	1,211,778	3,968,584	3,968,584	1,671,870
Granted during the period												31,105		1,324,161	2,015,425	11,950			455,542	455,542	706,345
Exercised and released												(288,108)	(829,266)	(1,321,403)	(201,055)	(8,167)	(70,119)	(70,119)	(540,135)	(540,135)
Forfeited												(385,842)	(213,581)	(333,574)	(271,668)	(303,191)	(131,068)	(131,068)	(213,455)	(213,455)	(140,143)
Conditions for vesting not met															(421,039)
Transfers (to)/from the Gold Fields group												(232,118)	(16,642)	(666,971)	22,751	1,949,181	(89,085)	(89,085)	(2,458,758)	(2,458,758)	80,739
Ending balance												4,287,862	2,230,586	3,290,075	5,162,825	3,968,584	921,506	921,506	1,211,778	1,211,778	2,318,811
Average price
Average price, at beginning of year	119.17	93.89	90.84	$ 13.93	105.44	$ 13.26	107.79	$ 15.7	105.97	$ 13.83	111.44						$ 13.26	107.79
Granted during the period				$ 14.21	101.48			$ 16.51	119.17	$ 11.96	90.65
Exercised and released				$ 14.4	102.8	$ 12.94	105.98	$ 15.38	111.06	$ 0	0
Forfeited				$ 14.47	103.31	$ 14.24	116.62	$ 15.33	110.69	$ 14.2	107.66
Conditions for vesting not met										$ 0	0
Transfers (to)/from the Gold Fields group				$ 14.46	103.26	$ 12.97	106.21	$ 14.67	105.93	$ 15.21	115.31
Average price, at end of year	119.17	93.89	90.84	$ 15.7	105.97	$ 12.46	106.82	$ 13.26	107.79	$ 13.93	105.44						$ 12.47	106.83	$ 13.26	107.79

Summarized Information Relating to Options Outstanding (Detail)	Dec. 31, 2011 SARS [Member] ZAR	Dec. 31, 2010 SARS [Member] ZAR	Jun. 30, 2010 SARS [Member] ZAR	Dec. 31, 2012 2005 Stock Incentive Plan USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan ZAR	Dec. 31, 2011 2005 Stock Incentive Plan USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan ZAR	Dec. 31, 2010 2005 Stock Incentive Plan USD ($)	Dec. 31, 2010 2005 Stock Incentive Plan ZAR	Jun. 30, 2010 2005 Stock Incentive Plan USD ($)	Jun. 30, 2010 2005 Stock Incentive Plan ZAR	Jun. 30, 2009 2005 Stock Incentive Plan USD ($)	Jun. 30, 2009 2005 Stock Incentive Plan ZAR	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] ZAR	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] ZAR	Dec. 31, 2010 2005 Stock Incentive Plan SARS [Member]	Jun. 30, 2010 2005 Stock Incentive Plan SARS [Member]	Jun. 30, 2009 2005 Stock Incentive Plan SARS [Member]	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] Range One USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] Range One ZAR	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] Range One USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] Range One ZAR	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] Range Two USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] Range Two ZAR	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] Range Two USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] Range Two ZAR	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] Range Three USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] Range Three ZAR	Dec. 31, 2012 GF Management Incentive Scheme ZAR	Dec. 31, 2011 GF Management Incentive Scheme USD ($)	Dec. 31, 2011 GF Management Incentive Scheme ZAR	Dec. 31, 2012 GF Management Incentive Scheme USD ($)	Dec. 31, 2010 GF Management Incentive Scheme USD ($)	Dec. 31, 2010 GF Management Incentive Scheme ZAR	Jun. 30, 2010 GF Management Incentive Scheme USD ($)	Jun. 30, 2010 GF Management Incentive Scheme ZAR	Jun. 30, 2009 GF Management Incentive Scheme USD ($)	Jun. 30, 2009 GF Management Incentive Scheme ZAR	Dec. 31, 2012 GF Management Incentive Scheme Range One USD ($)	Dec. 31, 2012 GF Management Incentive Scheme Range One ZAR	Dec. 31, 2011 GF Management Incentive Scheme Range One USD ($)	Dec. 31, 2011 GF Management Incentive Scheme Range One ZAR	Dec. 31, 2012 GF Management Incentive Scheme Range Two USD ($)	Dec. 31, 2012 GF Management Incentive Scheme Range Two ZAR	Dec. 31, 2011 GF Management Incentive Scheme Range Two USD ($)	Dec. 31, 2011 GF Management Incentive Scheme Range Two ZAR	Dec. 31, 2012 GF Management Incentive Scheme Range Three USD ($)	Dec. 31, 2012 GF Management Incentive Scheme Range Three ZAR	Dec. 31, 2011 GF Management Incentive Scheme Range Three USD ($)	Dec. 31, 2011 GF Management Incentive Scheme Range Three ZAR	Dec. 31, 2011 GF Management Incentive Scheme Range Four USD ($)	Dec. 31, 2011 GF Management Incentive Scheme Range Four ZAR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and exercisable options, lower limit																					$ 9.92	85	$ 10.46	85	$ 12.84	110	$ 13.53	110	$ 15.76	135	89.8										$ 9.92	85	$ 7.38	60	$ 12.84	110	$ 10.46	85	$ 15.76	135	$ 13.53	110	$ 16.61	135
Outstanding and exercisable options, upper limit																					$ 12.83	109.99	$ 13.52	109.99	$ 15.75	134.99	$ 16.6	134.99	$ 18.67	159.99	140.66										$ 12.83	109.99	$ 10.45	84.99	$ 15.75	134.99	$ 13.52	109.99	$ 18.67	159.99	$ 16.6	134.99	$ 19.68	159.99
Outstanding and exercisable options, Number of options														921,506	921,506	1,211,778	1,211,778	3,968,584	2,318,811	1,671,870	544,466	544,466	712,244	712,244	371,110	371,110	499,554	499,554	5,930	5,930		67,104	67,104	26,000	228,340	228,340	407,662	407,662	823,730	823,730	19,200	19,200	38,504	38,504	4,200	4,200	19,200	19,200	2,600	2,600	4,200	4,200	5,200	5,200
Outstanding and exercisable options, weighted average exercise price	119.17	93.89	90.84	$ 12.46	106.82	$ 13.26	107.79	$ 15.7	105.97	$ 13.93	105.44	$ 13.83	111.44	$ 12.47	106.83	$ 13.26	107.79				$ 11.45	98.12	$ 12.22	99.36	$ 13.9	119.13	$ 14.74	119.82	$ 15.9	136.29	98.42	$ 9.94	80.83	$ 11.48	$ 11.78	79.54	$ 10.48	79.32	$ 9.81	79.03	$ 10.48	89.8	$ 7.99	64.92	$ 13.03	111.66	$ 11.05	89.8	$ 16.41	140.66	$ 13.73	111.66	$ 17.3	140.66
Outstanding and exercisable options, contractual life														3 years 3 months 18 days	3 years 3 months 18 days	3 years 11 months 27 days	3 years 11 months 27 days				2 years 8 months 16 days	2 years 8 months 16 days	3 years 7 months 13 days	3 years 7 months 13 days	4 years 1 month 17 days	4 years 1 month 17 days	4 years 6 months 4 days	4 years 6 months 4 days	5 years 4 days	5 years 4 days	3 months 29 days	7 months 10 days	7 months 10 days								4 months 28 days	4 months 28 days	4 months 13 days	4 months 13 days	15 days	15 days	10 months 10 days	10 months 10 days	2 months 1 day	2 months 1 day	1 year 11 days	1 year 11 days	1 year 1 month 28 days	1 year 1 month 28 days

Option Granted under Gold Fields Management Incentive Scheme (Detail) (GF Management Incentive Scheme)	6 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ZAR	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ZAR	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ZAR	Jun. 30, 2010 USD ($)	Jun. 30, 2010 ZAR
Number of options
Beginning Balance	407,662	407,662	67,104	67,104	228,340	228,340	823,730	823,730
Exercised and released	(165,153)	(165,153)	(35,036)	(35,036)	(147,136)	(147,136)	(351,420)	(351,420)
Forfeited	(14,169)	(14,169)	(6,068)	(6,068)	(14,100)	(14,100)	(64,648)	(64,648)
Ending balance	228,340	228,340	26,000	26,000	67,104	67,104	407,662	407,662
Average option price
Average price, at beginning of year	$ 10.48	79.32	$ 9.94	80.83	$ 11.78	79.54	$ 9.81	79.03
Exercised and released	$ 10.74	76.7	$ 7.91	64.82	$ 10.31	74.46	$ 9.99	75.69
Forfeited	$ 14.89	106.31	$ 11.96	97.97	$ 15.48	111.75	$ 12.59	95.41
Average price, at end of year	$ 11.78	79.54	$ 11.48	98.42	$ 9.94	80.83	$ 10.48	79.32

Inputs to Model for Awards Granted During Period (Detail) (ZAR)	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price-Rand	93.89				119.17		90.84
Weighted average expected volatility	50.20%	[1]			46.40%	[1]	52.00%	[1]
Historical dividend yield	1.00%				1.70%		1.00%
Weighted average risk free interest rate	6.90%				6.90%		7.90%
Weighted average fair value-Rand	55.06				51.66		43.8
PVRS [Member] | Based On Monte Carlo Simulation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected volatility	50.10%	[1]			64.10%	[1]	50.40%	[1]
Expected term (months)	3 years		0 years		3 years		3 years
Historical dividend yield	1.90%				1.70%		1.40%
Weighted average risk free interest rate	0.20%				0.20%		0.20%
Weighted average fair value-Rand	191.38				206.27		155.78
Bonus Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected volatility			29.40%	[1]
Historical dividend yield			2.70%
Weighted average risk free interest rate			5.50%
Weighted average fair value-Rand			115.74
Performance Shares | Based On Monte Carlo Simulation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected volatility			36.50%	[1]
Expected term (months)	0 years		3 years		0 years		0 years
Historical dividend yield			1.60%
Weighted average risk free interest rate			0.70%
Weighted average fair value-Rand			162.41
Minimum | SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (months)	3 years		0 years		5 years 10 months 24 days		3 years
Minimum | Bonus Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (months)	0 months		9 months		0 months		0 months
Maximum | SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (months)	4 years 2 months 12 days		0 years		0 years		4 years 2 months 12 days
Maximum | Bonus Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (months)			18 months

[1]	Based on a statistical analysis of the historical share price on a weighted moving average basis for the expected term of the option

Summary of Instruments Allocated to Gfi Mining South Africa (Detail) (GFI Mining South Africa Pty Limited)	12 Months Ended
Dec. 31, 2012
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	1,638,684
Forfeited	(73,889)
Transfers from the Gold Fields group	(27,412)
Ending balance	1,537,383
Bonus Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	489,748
Exercised and released	(216,715)
Forfeited	(16,582)
Ending balance	256,451

Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009
Financial assets
Cash and cash equivalents	$ 34	$ 44.6	$ 153.5	$ 116.7	$ 99.5
Receivables	65.2	65.3
Related party receivables	64	74.1
Non-current investments	178.2	164.8
Financial liabilities
Long-term loans	492.5
Accounts payable and provisions	206.4	210.3
Related party payables	2,000.7	2,653.1
Carrying Value
Financial assets
Cash and cash equivalents	34	44.6
Receivables	42.5	46.4
Related party receivables	64	74.1
Non-current investments	155.5	164.8
Financial liabilities
Long-term loans	492.5
Accounts payable and provisions	159.7	165.7
Related party payables	2,000.7	2,653.1
Fair Value
Financial assets
Cash and cash equivalents	34	44.6
Receivables	42.5	46.4
Related party receivables	64	74.1
Non-current investments	155.5	164.8
Financial liabilities
Long-term loans	492.5
Accounts payable and provisions	159.7	165.7
Related party payables	$ 2,000.7	$ 2,653.1

Financial Assets and Liabilities Measured at Fair Value by Level (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	$ 155.3	$ 152.1
Unlisted investments	0.2	0.2
Fair Value, Inputs, Level 1
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	125.3	113.1
Fair Value, Inputs, Level 2
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	30	39
Fair Value, Inputs, Level 3
Derivatives, Fair Value [Line Items]
Unlisted investments	$ 0.2	$ 0.2

Derivative Financial Instruments and Fair Value and Credit Risk of Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	$ 155.3	$ 152.1
Change in fair value of unlisted investments	0
Fair Value, Inputs, Level 1
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	125.3	113.1
Fair Value, Inputs, Level 1 | Quoted Interest Bearing Short Term Investments
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	125.3	113.1
Fair Value, Inputs, Level 2
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	30	39
Fair Value, Inputs, Level 2 | Other Than Quoted Interest Bearing Short Term Investments
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	$ 30	$ 39

Interest Paid Included Net Cash Provided by Operating Activities (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Other Significant Noncash Transactions [Line Items]
Interest paid	$ 7.9	$ 14.5	$ 2	$ 27.2

Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Commitments	$ 506.6	$ 461.2
Other guarantees	0.5	0.5
Capital Expenditure Authorized
Commitments and Contingencies Disclosure [Line Items]
Commitments	59.7	49.3
Capital Expenditure Authorized | SOUTH AFRICA | Driefontein Kloof Complex
Commitments and Contingencies Disclosure [Line Items]
Commitments	401	373.7
Capital Expenditure Authorized | SOUTH AFRICA | Beatrix Division
Commitments and Contingencies Disclosure [Line Items]
Commitments	104.8	87.1
Capital Expenditure Authorized | Other Countries
Commitments and Contingencies Disclosure [Line Items]
Commitments	$ 0.8	$ 0.4

Line of Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Unused lines of credit	$ 788.3	$ 1,210.5

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Related Party Transaction [Line Items]
Ownership		20.00%
Estimated transition period		12 months
Related-party accounts receivable		$ 64	$ 27.8
Rand Refinery
Related Party Transaction [Line Items]
Ownership		33.10%
Refining fees	0.8	1.6	1.7	1.3
Amount received	5.4
Gold Fields Group Services
Related Party Transaction [Line Items]
Related-party accounts receivable		15.9	16.3
South Deep Mine (Member)
Related Party Transaction [Line Items]
Related-party accounts receivable		33.9	1.6
Abosso Goldfields Limited
Related Party Transaction [Line Items]
Related-party accounts receivable		6.9	1.3
All Others (Member)
Related Party Transaction [Line Items]
Related-party accounts receivable		$ 7.3	$ 8.5

Segment Results and Assets (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Statement of operations
Other items as detailed in statement of operations			$ 1.7				$ 9.2
Driefontein Kloof Complex
Statement of operations
Revenue	814.3		1,543.4		1,745.6		1,384.1
Operating costs	(533.6)		(1,005.7)		(1,032.2)		(957.4)
Operating profit	280.7		537.7		713.4		426.7
Amortization and depreciation	(122.5)		(209.1)		(230.4)		(187.6)
Net operating profit/(loss)	158.2		328.6		483		239.1
Other items as detailed in statement of operations	(148.9)		(49.8)		(56.1)		(26.1)
Royalties	(11.8)		(25.8)		(35.5)		(6.9)
Current taxation	(20.5)		(40.2)		(88.5)		(29.4)
Deferred taxation	33.7		71.4		(39.7)		(41.9)
Profit/(loss) after taxation	10.7		284.2		263.2		134.8
Balance sheet
Total assets (excluding deferred tax assets)			2,126.3		1,714.5
Total liabilities (excluding deferred tax liabilities)			740.8		414.2
Deferred tax liability/(asset)			379.2		471.6
Capital expenditure			296.2		318.6
Beatrix Division
Statement of operations
Revenue	259.1		477.8		555.4		424.7
Operating costs	(172.8)		(321.9)		(333.6)		(299.9)
Operating profit	86.3		155.9		221.8		124.8
Amortization and depreciation	(36.9)		(77.1)		(71.2)		(71.5)
Net operating profit/(loss)	49.4		78.8		150.6		53.3
Other items as detailed in statement of operations	(47.7)		(9.4)		(11.2)		(6.4)
Royalties	(1.3)		(8.6)		(4.6)		(0.7)
Current taxation	(0.4)		(14.8)		(0.3)		(0.3)
Deferred taxation	(7.9)		29.1		(43.4)		(18.6)
Profit/(loss) after taxation	(7.9)		75.1		91.1		27.3
Balance sheet
Total assets (excluding deferred tax assets)			313.1		225
Total liabilities (excluding deferred tax liabilities)			(26.8)		(103.5)
Deferred tax liability/(asset)			110.3		145.6
Capital expenditure			80.4		84.6
Corporate and Other
Statement of operations
Amortization and depreciation	2	[1]	(2.3)	[1]	(2.2)	[1]	(2.1)	[1]
Net operating profit/(loss)	2	[1]	(2.3)	[1]	(2.2)	[1]	(2.1)	[1]
Profit on distribution of South Deep	638.5	[1]
Other items as detailed in statement of operations	(32.1)	[1]	(3.5)	[1]	1.3	[1]	11.5	[1]
Royalties	0	[1]					0	[1]
Current taxation	(12.2)	[1]	(2.9)	[1]	(3.1)	[1]	10.2	[1]
Deferred taxation	(3.9)	[1]	2	[1]	(0.2)	[1]	(2.1)	[1]
Profit/(loss) after taxation	592.3	[1]	(6.7)	[1]	(4.2)	[1]	17.5	[1]
Balance sheet
Total assets (excluding deferred tax assets)			(143.5)	[1]	332.9	[1]
Total liabilities (excluding deferred tax liabilities)			2,224.9	[1]	2,819.4	[1]
Deferred tax liability/(asset)			(3.8)	[1]	(1.9)	[1]
Capital expenditure			2.7	[1]	1.6	[1]
Group Consolidated- IFRS
Statement of operations
Revenue	1,073.4		2,021.2		2,301		1,808.8
Operating costs	(706.4)		(1,327.6)		(1,365.8)		(1,257.3)
Operating profit	367		693.6		935.2		551.5
Amortization and depreciation	(157.4)		(288.5)		(303.8)		(261.2)
Net operating profit/(loss)	209.6		405.1		631.4		290.3
Profit on distribution of South Deep	638.5
Other items as detailed in statement of operations	(228.7)		(62.7)		(66)		(21)
Royalties	(13.1)		(34.4)		(40.1)		(7.6)
Current taxation	(33.1)		(57.9)		(91.9)		(19.5)
Deferred taxation	21.9		102.5		(83.3)		(62.6)
Profit/(loss) after taxation	595.1		352.6		350.1		179.6
Balance sheet
Total assets (excluding deferred tax assets)			2,295.9		2,272.4
Total liabilities (excluding deferred tax liabilities)			2,938.9		3,130.1
Deferred tax liability/(asset)			485.7		615.3
Capital expenditure			379.3		404.8
Reclassifications
Statement of operations
Operating costs	(30.5)		(4)		(26.2)		(2.8)
Operating profit	(30.5)		(4)		(26.2)		(2.8)
Amortization and depreciation	0
Net operating profit/(loss)	(30.5)		(4)		(26.2)		(2.8)
Other items as detailed in statement of operations	30.5		4		26.2		2.8
Consolidation, Eliminations
Statement of operations
Operating costs	1.1		(7.3)		(1.8)		1.7
Operating profit	1.1		(7.3)		(1.8)		1.7
Amortization and depreciation	(9.4)		(15.6)		(20.1)		(17.1)
Net operating profit/(loss)	(8.3)		(22.9)		(21.9)		(15.4)
Profit on distribution of South Deep	(638.5)
Other items as detailed in statement of operations			(1.7)				(9.2)
Royalties							0
Current taxation							0
Deferred taxation	19.8		22.9		7.7		2.9
Profit/(loss) after taxation	(627)		(1.7)		(14.2)		(21.7)
Balance sheet
Total assets (excluding deferred tax assets)			153.4		197.6
Total liabilities (excluding deferred tax liabilities)			(67.3)		(33.5)
Deferred tax liability/(asset)			57.2		83.3
Group Consolidated- U.S. GAAP
Statement of operations
Revenue	1,073.4		2,021.2		2,301		1,808.8
Operating costs	(735.8)		(1,338.9)		(1,393.8)		(1,258.4)
Operating profit	337.6		682.3		907.2		550.4
Amortization and depreciation	(166.8)		(304.1)		(323.9)		(278.3)
Net operating profit/(loss)	170.8		378.2		583.3		272.1
Other items as detailed in statement of operations	(198.2)		(60.4)		(39.8)		(27.4)
Royalties	(13.1)		(34.4)		(40.1)		(7.6)
Current taxation	(33.1)		(57.9)		(91.9)		(19.5)
Deferred taxation	41.7		125.4		(75.6)		(59.7)
Profit/(loss) after taxation	(31.9)		350.9		335.9		157.9
Balance sheet
Total assets (excluding deferred tax assets)			2,449.3		2,470
Total liabilities (excluding deferred tax liabilities)			2,871.6		3,096.6
Deferred tax liability/(asset)			542.9		698.6
Capital expenditure			379.3		404.8
Discontinued Operation - U.S.GAAP basis
Statement of operations
Revenue	169.3						288.7
Operating costs	(126.2)						(221.1)
Operating profit	43.1						67.6
Amortization and depreciation	(35.7)						(62.9)
Net operating profit/(loss)	7.4						4.7
Other items as detailed in statement of operations	(23)						(29.9)
Royalties	(0.9)						(0.5)
Current taxation	0
Deferred taxation	4.8						(3)
Profit/(loss) after taxation	$ (11.7)						$ (28.7)

[1]	Corporate and other represents items to reconcile segment data to consolidated financial statement totals

Schedule of Breakdown of Reconciling Items (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Segment Reporting Information [Line Items]
Operating costs			$ (1.7)				$ (9.2)
Amortization and depreciation	(9.4)		(15.6)		(20.1)		(17.1)
Debt guarantee in respect of a group company			(22.9)	[1]
Total liabilities excluding deferred income and mining taxes			(67.3)		(33.5)
Net increase in assets			153.4		197.6
Equity investment ownership percentage			20.00%
Provision for rehabilitation (Member)
Segment Reporting Information [Line Items]
Operating costs	1.1	[2]	(7.3)	[2]	(1.8)	[2]	1.7	[2]
Amortization and depreciation	1	[2]	2	[2]	0.8	[2]	2.9	[2]
Liabilities excluding deferred income			(44.4)	[2]	(33.5)	[2]
Total assets			(42.7)	[2]	(26.5)	[2]
Business combination - formation of Original Gold Fields (Member)
Segment Reporting Information [Line Items]
Amortization and depreciation	(2.7)	[3]	(4)	[3]	(5.6)	[3]	(5.3)	[3]
Total assets			64.9	[3]	72.4	[3]
Business combination - formation of Gold Fields (Member)
Segment Reporting Information [Line Items]
Amortization and depreciation	(7.7)	[4]	(13.6)	[4]	(15.3)	[4]	(14.6)	[4]
Total assets			131.9	[4]	152.4	[4]
Amortization - capitalized interest (Member)
Segment Reporting Information [Line Items]
Amortization and depreciation							(0.1)	[5]
Total assets			(0.2)	[5]	(0.1)	[5]
Interest capitalization (Member)
Segment Reporting Information [Line Items]
Total assets			2.7	[5]	2.8	[5]
Investment in affiliates (Member)
Segment Reporting Information [Line Items]
Total assets			(3.2)	[6]	(3.4)	[6]
South Deep Mine (Member)
Segment Reporting Information [Line Items]
Profit on distribution of South Deep	$ (638.5)	[7]

[1]	(g) Debt guarantee in respect of parent's debt For management reporting purposes, a financial guarantee liability is recognized for the debt guarantee provided by the Group to its parent or another subsidiary of that parent's debt issuers. Under U.S. GAAP, a guarantee by a subsidiary of the debt owed to a third party by either its parent or another subsidiary of that parent is not recognized.
[2]	(d) Provision for rehabilitation Revisions to the asset retirement obligation For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP. In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation. Amortization of rehabilitation asset For reasons discussed above, the rehabilitation asset's carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge.
[3]	(a) Business combination-acquisition of Kloof during the formation of Original Gold Fields For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.
[4]	(b) Business combination-acquisition of Driefontein during the formation of Gold Fields For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders' equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.
[5]	(e) Interest capitalization For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Historically under U.S. GAAP, total outstanding debt financing was taken into account in calculating the amount of borrowing cost to be capitalized. The difference arise from the amortization of the historical difference that was capitalized.
[6]	(f) Investments in equity investees For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.
[7]	(c) South Deep For management reporting purposes, the South Deep distribution was not disposed off at carrying values resulting in recognition of the amount in excess of the net asset in net income or loss. Under U.S. GAAP, transactions involving dividend in-specie is accounted for akin to transactions under common control, at historical carrying values. Therefore, there was no excess over the net asset value of South Deep operation recognized in net income or loss.

Valuation and Qualifying Accounts Valuation allowances on deferred tax assets (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Total closing balance (continuing and discontinued)	$ 7.9	$ 5.1	$ 5.1	$ 125.2
Continuing operations [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening balance	6.9	5.1	7.9	6.1
Charged to costs and expenses	0.2	0.3		0.4
Deduction			(1.4)
Foreign currency translation	0.8	(0.3)	(1.4)	0.4
Closing balance	7.9	5.1	5.1	6.9
Discontinued operation [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening balance	118.3			103.7
Charged to costs and expenses				7.9
Deduction	(11.7)
Distribution of South Deep	(108.6)
Foreign currency translation	2			6.7
Closing balance	$ 0			$ 118.3